iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 93.4%
Communication Services: 6.2%
13,759	Alphabet, Inc. - Class A*	$2,076,646
62,100	Bumble, Inc. - Class A*	704,835
58,200	Comcast Corp. - Class A	2,522,971
165,055	Tencent Music Entertainment Group - ADR*	1,846,965

		7,151,417

Consumer Discretionary: 8.2%
15,182	Amazon.com, Inc.*	2,738,529
75,300	Compass Group PLC	2,209,701
5,363	Five Below, Inc.*	972,741
1,375	LVMH Moet Hennessy Louis Vuitton SE	1,238,044
55,580	Revolve Group, Inc.*	1,176,629
25,720	Yum China Holdings, Inc.	1,023,399

		9,359,043

Consumer Staples: 9.5%
13,730	Beiersdorf AG - ADR	400,230
3,494	Clorox Co.	534,966
2,671	Diageo PLC - ADR	397,285
131,480	Fevertree Drinks PLC	1,994,766
20,400	Heineken NV	1,977,780
108,644	Henkel AG & Co. KGaA - ADR	1,958,851
10,048	Kenvue, Inc.	215,630
10,101	Kimberly-Clark Corp.	1,306,564
2,170	L’Oreal SA	1,028,020
7,092	McCormick & Co., Inc.	544,737
10,827	Unilever PLC - ADR	543,407

		10,902,236

Financials: 17.9%
3,445	Aon PLC - Class A	1,149,665
2	Berkshire Hathaway, Inc. - Class A*	1,268,880
3,209	Berkshire Hathaway, Inc. - Class B*	1,349,449
58,650	Brookfield Corp. - Class A	2,455,676
86,692	Dlocal Ltd.*	1,274,372
14,875	Fiserv, Inc.*	2,377,323
1,535	Globe Life, Inc.	178,628
9,450	Houlihan Lokey, Inc.	1,211,396
1,415	Markel Group, Inc.*	2,152,894
3,013	MarketAxess Holdings, Inc.	660,600
14,094	Northern Trust Corp.	1,253,238
4,174	Reinsurance Group of America, Inc.	805,081
593	Travelers Cos., Inc.	136,473
15,207	Visa, Inc. - Class A	4,243,970

		20,517,645

Health Care: 22.5%
11,409	Abbott Laboratories	1,296,747
3,450	Align Technology, Inc.*	1,131,324
1,118	Becton Dickinson & Co.	276,649
29,565	Centene Corp.*	2,320,261
26,400	CVS Health Corp.	2,105,664
38,491	DENTSPLY SIRONA, Inc.	1,277,516
22,690	Eurofins Scientific SE	1,447,767
15,612	Henry Schein, Inc.*	1,179,018

Shares		Value
Health Care (continued)
5,326	Hologic, Inc.*	$415,215
4,575	ICON PLC*	1,536,971
4,839	Illumina, Inc.*	664,491
4,435	McKesson Corp.	2,380,930
20,235	Novartis AG - ADR	1,957,332
33,930	Progyny, Inc.*	1,294,430
30,024	Qiagen NV*	1,290,732
7,294	Quest Diagnostics, Inc.	970,904
22,190	Siemens Healthineers AG(a)*	1,359,306
76,168	Smith & Nephew PLC - ADR	1,931,621
1,173	Thermo Fisher Scientific, Inc.	681,759
569	Waters Corp.*	195,867

		25,714,504

Industrials: 8.9%
18,408	3M Co.	1,952,536
70,935	Assa Abloy AB - Class B	2,053,568
14,386	Daikin Industries Ltd. - ADR	195,937
8,194	Generac Holdings, Inc.*	1,033,591
1,456	Graco, Inc.	136,078
49,221	Knorr-Bremse AG - ADR	927,324
25,471	Legrand SA - ADR	540,495
457	Lockheed Martin Corp.	207,876
72,275	MillerKnoll, Inc.	1,789,529
568	Northrop Grumman Corp.	271,879
5,230	Paycom Software, Inc.	1,040,822

		10,149,635

Information Technology: 14.1%
2,290	Accenture PLC - Class A	793,737
2,923	Adobe, Inc.*	1,474,946
64,562	Clearwater Analytics Holdings, Inc. - Class A*	1,142,102
5,508	Globant SA*	1,112,065
4,887	Microsoft Corp.	2,056,058
18,935	Oracle Corp.	2,378,425
10,260	SAP SE	1,999,641
4,500	SHIFT, Inc.*	714,791
7,581	SiTime Corp.*	706,776
961	TE Connectivity Ltd.	139,576
865	Texas Instruments, Inc.	150,692
23,830	Topicus.com, Inc.	2,136,732
5,064	Workday, Inc. - Class A*	1,381,206

		16,186,747

Real Estate: 2.4%
30,404	Healthcare Realty Trust, Inc. - REIT	430,216
7,877	Healthpeak Properties, Inc. - REIT	147,694
39,900	Realty Income Corp. - REIT	2,158,590

		2,736,500

Utilities: 3.7%
7,889	American Water Works Co., Inc.	964,115
39,354	Severn Trent PLC - ADR	1,257,754
75,620	United Utilities Group PLC - ADR	1,968,010

		4,189,879

TOTAL COMMON STOCKS (Cost $90,666,374)		106,907,606

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCKS : 2.5%
Information Technology: 2.5%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	$2,890,910

TOTAL PREFERRED STOCKS (Cost $2,436,388)		2,890,910

Principal Amount
SHORT-TERM INVESTMENTS: 3.4%
REPURCHASE AGREEMENTS: 3.4%
$3,922,211	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $3,800,600, U.S. Treasury Bond, 4.750%, due 02/15/2041, value $4,002,744] (proceeds $3,922,909)	3,922,211

TOTAL SHORT-TERM INVESTMENTS (Cost $3,922,211)		3,922,211

TOTAL INVESTMENTS (Cost: $97,024,973): 99.3%		113,720,727

Other Assets in Excess of Liabilities: 0.7%		770,938

NET ASSETS: 100.0%		$114,491,665

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$97,024,973

Gross unrealized appreciation	20,330,705
Gross unrealized depreciation	(3,634,951)

Net unrealized appreciation	$16,695,754

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 96.3%
Argentina: 1.0%
1,620	MercadoLibre, Inc.*	$2,449,375

Australia: 1.4%
621,900	Glencore PLC	3,419,783

Canada: 2.7%
39,678	Canadian Pacific Kansas City Ltd.	3,501,750
37,265	Shopify, Inc. - Class A*	2,875,740

		6,377,490

China: 2.1%
157,001	Prosus NV	4,929,988

Denmark: 4.0%
28,235	Carlsberg AS - Class B	3,857,605
43,876	Novo Nordisk AS - Class B	5,598,772

		9,456,377

Finland: 2.4%
132,455	Sampo OYJ - Class A	5,652,676

France: 8.1%
92,000	BNP Paribas SA	6,543,849
13,275	Kering SA	5,252,359
2,050	LVMH Moet Hennessy Louis Vuitton SE	1,845,812
21,410	Teleperformance SE	2,082,902
279,500	Worldline SA*(a)	3,465,352

		19,190,274

Germany: 24.2%
13,255	Adidas AG	2,963,288
11,425	Allianz SE	3,427,774
220,500	Bayer AG	6,770,320
38,130	Continental AG	2,754,968
54,292	CTS Eventim AG & Co. KGaA	4,834,485
45,818	Daimler Truck Holding AG	2,323,742
198,065	Fresenius SE & Co. KGaA	5,347,755
31,527	Gerresheimer AG	3,554,732
64,625	Hensoldt AG	3,031,894
67,955	Mercedes-Benz Group AG	5,417,019
52,790	SAP SE	10,288,601
110,020	Siemens Healthineers AG(a)*	6,739,561

		57,454,139

Ireland: 10.5%
50,982	ICON PLC*	17,127,403
53,956	Ryanair Holdings PLC - ADR	7,855,454

		24,982,857

Israel: 1.9%
313,177	Israel Discount Bank Ltd. - Class A	1,626,705
440,085	Tel Aviv Stock Exchange Ltd.	2,980,186

		4,606,891

Japan: 4.1%
107,400	BayCurrent Consulting, Inc.	2,101,945
112,200	Nippon Sanso Holdings Corp.	3,504,373

Shares		Value
Japan (continued)
234,200	Renesas Electronics Corp.	$4,153,377

		9,759,695

Netherlands: 2.6%
3,970	ASML Holding NV	3,825,396
20,188	EXOR NV	2,246,803

		6,072,199

South Korea: 1.3%
21,265	NAVER Corp.	2,955,381

Spain: 2.3%
83,365	Amadeus IT Group SA	5,351,632

Sweden: 2.7%
50,796	Evolution AB(a)	6,321,115

Switzerland: 5.0%
6,415	Belimo Holding AG	3,149,454
93,000	Julius Baer Group Ltd.	5,377,418
8,492	Ypsomed Holding AG	3,398,874

		11,925,746

Taiwan: 2.5%
249,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,983,127

United Kingdom: 9.9%
104,661	Coca-Cola Europacific Partners PLC	7,403,719
7,551,150	Lloyds Banking Group PLC	4,937,381
600,350	Sage Group PLC	9,597,452
31,153	Unilever PLC	1,564,519

		23,503,071

United States: 7.6%
19,842	Aon PLC - Class A	6,621,672
413,243	CNH Industrial NV	5,355,629
68,919	Medtronic PLC	6,006,290

		17,983,591

TOTAL COMMON STOCKS (Cost $193,568,201)		228,375,407

Principal Amount
SHORT-TERM INVESTMENTS: 3.6%
REPURCHASE AGREEMENTS: 3.6%
$8,572,524	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $8,306,700, U.S. Treasury Bond, 4.750%, due 02/15/2041, value $8,748,512] (proceeds $8,574,048)	8,572,524

TOTAL SHORT-TERM INVESTMENTS (Cost $8,572,524)		8,572,524

TOTAL INVESTMENTS (Cost: $202,140,725): 99.9%		236,947,931

Other Assets in Excess of Liabilities: 0.1%		311,695

NET ASSETS: 100.0%		$237,259,626

Percentages are stated as a percent of net assets.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$202,140,725

Gross unrealized appreciation	49,223,227
Gross unrealized depreciation	(14,416,021)

Net unrealized appreciation	$34,807,206

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 89.8%
Brazil: 7.0%
89,000	Embraer SA - ADR*	$2,370,960

China: 7.6%
140,200	Alibaba Group Holding Ltd.	1,258,431
274,500	CK Hutchison Holdings Ltd.	1,325,774

		2,584,205

France: 9.7%
41,541	Cie Generale des Etablissements Michelin SCA	1,593,579
17,263	Sanofi SA	1,695,862

		3,289,441

Germany: 9.2%
55,726	Fresenius SE & Co. KGaA	1,504,602
8,379	Siemens AG	1,601,367

		3,105,969

Italy: 8.4%
94,069	Brembo SpA	1,205,927
104,386	Eni SpA	1,651,370

		2,857,297

Japan: 2.6%
45,000	East Japan Railway Co.	862,120

Netherlands: 10.2%
15,826	EXOR NV	1,761,338
20,968	Heineken Holding NV	1,693,879

		3,455,217

South Korea: 11.6%
23,147	KT&G Corp.	1,611,048
3,091	LG H&H Co. Ltd.	887,407
23,860	Samsung Electronics Co. Ltd.	1,432,043

		3,930,498

Sweden: 4.7%
156,090	Svenska Handelsbanken AB - Class A	1,580,228

United Kingdom: 18.8%
1,139,106	BT Group PLC	1,577,837
231,160	easyJet PLC	1,666,809
2,883,396	Lloyds Banking Group PLC	1,885,332
324,706	Tesco PLC	1,216,608

		6,346,586

TOTAL COMMON STOCKS (Cost $26,038,424)		30,382,521

Shares		Value
PREFERRED STOCKS: 6.1%
Germany: 6.1%
25,755	Henkel AG & Co. KGaA - (Preference Shares)	$2,072,247

TOTAL PREFERRED STOCKS (Cost $1,856,314)		2,072,247

TOTAL INVESTMENTS (Cost: $27,894,738): 95.9%		32,454,768

Other Assets in Excess of Liabilities: 4.1%		1,389,408

NET ASSETS: 100.0%		$33,844,176

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$27,894,738

Gross unrealized appreciation	6,889,061
Gross unrealized depreciation	(2,329,031)

Net unrealized appreciation	$4,560,030

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Small Company Fund

(formerly iMGP SBH Focused Small Value Fund)

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 97.5%
Consumer Discretionary: 14.8%
21,594	Gentherm, Inc.*	$1,243,383
133,922	Goodyear Tire & Rubber Co.*	1,838,749
9,584	Modine Manufacturing Co.*	912,301
15,025	Polaris, Inc.	1,504,303
10,303	PVH Corp.	1,448,705
85,509	VF Corp.	1,311,708

		8,259,149

Consumer Staples: 1.8%
64,235	Coty, Inc. - Class A*	768,251
29,087	Hain Celestial Group, Inc.*	228,624

		996,875

Energy: 7.6%
9,135	Chord Energy Corp.	1,628,222
18,498	Matador Resources Co.	1,235,111
30,505	Murphy Oil Corp.	1,394,079

		4,257,412

Financials: 15.5%
40,889	Cadence Bank	1,185,781
51,928	Columbia Banking System, Inc.	1,004,807
30,685	Glacier Bancorp, Inc.	1,235,992
37,766	National Bank Holdings Corp. - Class A	1,362,219
49,679	Seacoast Banking Corp. of Florida	1,261,350
16,882	SouthState Corp.	1,435,476
18,963	Texas Capital Bancshares, Inc.*	1,167,173

		8,652,798

Health Care: 1.5%
7,750	ICU Medical, Inc.*	831,730

Industrials: 28.5%(a)
25,771	Apogee Enterprises, Inc.	1,525,643
9,913	ArcBest Corp.	1,412,603
24,282	AZZ, Inc.	1,877,241
11,201	EnerSys	1,058,046
24,270	KBR, Inc.	1,545,028
42,181	Mercury Systems, Inc.*	1,244,340
38,402	Quanex Building Products Corp.	1,475,789
9,265	Regal Rexnord Corp.	1,668,626
89,019	REV Group, Inc.	1,966,430
10,584	SPX Technologies, Inc.*	1,303,208
3,734	Valmont Industries, Inc.	852,398

		15,929,352

Information Technology: 8.1%
19,258	Belden, Inc.	1,783,483
9,844	Ciena Corp.*	486,786
22,696	Ichor Holdings Ltd.*	876,519
14,574	Plexus Corp.*	1,381,907

		4,528,695

Materials: 15.1%
66,842	Element Solutions, Inc.	1,669,713
29,457	Ingevity Corp.*	1,405,099

Shares		Value
Materials (continued)
15,392	Louisiana-Pacific Corp.	$1,291,543
14,962	Sensient Technologies Corp.	1,035,221
29,227	Silgan Holdings, Inc.	1,419,263
36,906	Summit Materials, Inc. - Class A*	1,644,900

		8,465,739

Real Estate: 4.6%
38,008	STAG Industrial, Inc. - REIT	1,461,028
17,236	Terreno Realty Corp. - REIT	1,144,470

		2,605,498

TOTAL COMMON STOCKS (Cost $43,094,365)		54,527,248

TOTAL INVESTMENTS
(Cost: $43,094,365): 97.5%		54,527,248

Other Assets in Excess of Liabilities: 2.5%		1,420,420

NET ASSETS: 100.0%		$55,947,668

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$43,094,365

Gross unrealized appreciation	12,968,106
Gross unrealized depreciation	(1,535,223)

Net unrealized appreciation	$11,432,883

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 19.5%
Communication Services: 2.3%
328,391	Adevinta ASA*	$3,444,767
12,920	Alphabet, Inc. - Class A*	1,950,016
8,467	Alphabet, Inc. - Class C*	1,289,185
114,390	Altegrity, Inc.(a)*	266,529
25,883	Altice USA, Inc. - Class A*	67,555
120,875	Bollore SE	808,073
2,394	Charter Communications, Inc. - Class A*	695,768
100,680	Cineplex, Inc.*	548,318
44,327	Comcast Corp. - Class A(b)	1,921,575
13,928	iHeartMedia, Inc. - Class A*	29,110
7,988	Intelsat SA*	211,682
4,248	Meta Platforms, Inc. - Class A	2,062,744
416	Netflix, Inc.*	252,649
16,742	Nexon Co. Ltd.	277,660
9,968	Nintendo Co. Ltd.	543,961
7,468	Paramount Global - Class B	87,898

		14,457,490

Consumer Discretionary: 1.7%
10,957	Alibaba Group Holding Ltd.	98,350
6,580	Amazon.com, Inc.*(b)	1,186,900
63,702	Capri Holdings Ltd.*(b)	2,885,701
9,260	CarMax, Inc.*	806,639
3,690	Cie Financiere Richemont SA - Class A	563,312
3,350	Delivery Hero SE*(c)	95,931
9,340	Entain PLC	94,083
99	Home Depot, Inc.	37,976
3,940	Just Eat Takeaway.com NV*(c)	58,458
2,449	Marriott International, Inc. - Class A	617,907
17,724	MDC Holdings, Inc.	1,115,017
17,540	Prosus NV	550,773
459	Starbucks Corp.	41,948
213,104	Vizio Holding Corp. - Class A*	2,331,358

		10,484,353

Consumer Staples: 0.8%
130,503	Albertsons Cos., Inc. - Class A(b)	2,797,984
661	Coca-Cola Co.	40,440
52	Costco Wholesale Corp.	38,097
15,426	Heineken Holding NV	1,246,174
4,880	Herbalife Ltd.*	49,044
29,432	JDE Peet’s NV	618,566
800	Kobayashi Pharmaceutical Co. Ltd.	25,928
980	Orion Corp.	66,826
241	Procter & Gamble Co.	39,102
548	Walmart, Inc.	32,973

		4,955,134

Energy: 2.6%
7,565	APA Corp.	260,085
13,734	Battalion Oil Corp.*	77,734
1,931	Diamondback Energy, Inc.	382,666
1,440	Gulfport Energy Corp.*	230,573
38,143	Hess Corp.(b)	5,822,148
32,020	Kinder Morgan, Inc.	587,247

Shares		Value
Energy (continued)
32,181	Pioneer Natural Resources Co.(b)	$8,447,512
943	Williams Cos., Inc.	36,749

		15,844,714

Financials: 1.2%
3,286	Aon PLC - Class A	1,096,604
19	BlackRock, Inc.	15,840
27,090	Citigroup, Inc.	1,713,172
3,452	Groupe Bruxelles Lambert NV	261,195
14,070	Jefferies Financial Group, Inc.	620,487
238	JPMorgan Chase & Co.	47,671
1,224	LPL Financial Holdings, Inc.	323,381
53	MasterCard, Inc. - Class A	25,523
156	Morgan Stanley	14,689
5,820	NCR Atleos Corp.*	114,945
451,335	Network International Holdings PLC*(c)	2,241,825
776	PowerUp Acquisition Corp. - Class A*	8,579
21,280	Wells Fargo & Co.	1,233,389

		7,717,300

Health Care: 3.8%
327	Abbott Laboratories	37,167
806	AbbVie, Inc.	146,773
47,716	Albireo Pharma, Inc.*	113,597
65,897	Amedisys, Inc.*(b)	6,073,068
71,704	Axonics, Inc.*	4,945,425
15,111	Bayer AG	463,974
351	Bio-Rad Laboratories, Inc. - Class A*	121,400
913	Bristol-Myers Squibb Co.	49,512
37,594	Catalent, Inc.*(b)	2,122,181
94,330	Cerevel Therapeutics Holdings, Inc.*	3,987,329
54,961	CinCor Pharma, Inc.*	186,670
213,778	Concert Pharmaceuticals, Inc.*	87,521
290	Elevance Health, Inc.	150,377
8,428	Envision Healthcare Corp.*	84,280
13	Eurofins Scientific SE	829
1,423	ICON PLC*	478,057
287	Johnson & Johnson	45,401
210	Merck & Co., Inc.	27,709
197,758	Olink Holding AB - ADR*	4,649,291
45	Thermo Fisher Scientific, Inc.	26,154
82	UnitedHealth Group, Inc.	40,565

		23,837,280

Industrials: 2.5%
62,194	Applus Services SA	768,419
82	Deere & Co.	33,681
166	Emerson Electric Co.	18,828
305	Fastenal Co.	23,528
4,253	Ferguson PLC	928,983
7,088	Howmet Aerospace, Inc.	485,032
8,700	LG Corp.	566,106
125	Lockheed Martin Corp.	56,859
25,014	Masonite International Corp.*(b)	3,288,090
538,442	McDermott International Ltd.*	107,688
645,855	McDermott International, Inc.*	129,171
28,578	McGrath RentCorp(b)	3,525,668
124,401	Resolute Forest Products, Inc.*	195,708

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Industrials (continued)
24,848	Rush Enterprises, Inc. - Class A	$1,329,865
4,538	Safran SA	1,029,463
4,380	Samsung C&T Corp.	520,882
94,327	Smart Metering Systems PLC	1,134,389
17,500	Sound Holding FP(a)*	349,395
5,790	Uber Technologies, Inc.*	445,772
103	Union Pacific Corp.	25,331
266	United Parcel Service, Inc. - Class B	39,535
3,041	Westinghouse Air Brake Technologies Corp.	443,013

		15,445,406

Information Technology: 2.2%
22,138	ABIOMED, Inc.*	38,742
24	Accenture PLC - Class A	8,319
8,820	Analog Devices, Inc.	1,744,508
8,090	ANSYS, Inc.*(b)	2,808,524
237	Apple, Inc.	40,641
625	Broadcom, Inc.	828,381
665	Cisco Systems, Inc.	33,190
108,015	Juniper Networks, Inc.	4,003,036
407	Microchip Technology, Inc.	36,512
95	Microsoft Corp.	39,968
6,240	NCR Voyix Corp.*	78,811
3,175	NXP Semiconductors NV	786,670
253	QUALCOMM, Inc.	42,833
6,102	Riverbed Technology, Inc.*	793
19,731	Silicon Motion Technology Corp. - ADR(b)	1,518,103
11,370	TE Connectivity Ltd.	1,651,379

		13,660,410

Materials: 1.4%
88,829	Cemex SAB de CV - ADR*	800,349
152,170	Glencore PLC	836,772
23,740	Holcim AG	2,152,335
15,800	International Flavors & Fragrances, Inc.	1,358,642
45	Linde PLC	20,894
941	Newmont Corp.	33,726
95	Packaging Corp. of America	18,029
82,705	U.S. Steel Corp.	3,372,710

		8,593,457

Real Estate: 0.7%
193	American Tower Corp. - REIT	38,135
3,007	Crown Castle, Inc. - REIT(b)	318,231
12,350	Douglas Emmett, Inc. - REIT	171,294
13,007	Swire Pacific Ltd. - Class A	107,028
301,288	Tricon Residential, Inc.	3,359,361
5,000	Vornado Realty Trust - REIT	143,850

		4,137,899

Special Purpose Acquisition Companies: 0.0%
3,818	Bright Bidco BV*	382
6,266	Pershing Square Tontine Holdings Ltd.*	0

		382

Shares		Value
Utilities: 0.3%
393	Duke Energy Corp.	$38,007
13,640	FirstEnergy Corp.	526,777
4,390	PG&E Corp.	73,576
25,653	PNM Resources, Inc.(b)	965,579

		1,603,939

TOTAL COMMON STOCKS (Cost $106,290,632)		120,737,764

RIGHTS/WARRANTS: 0.0%
243	American Oncology Network, Inc. (Expiration date 09/20/28)*	83
2,542	Atlantic Coastal Acquisition Corp. II (Expiration date 06/02/28)*	137
3,595	BigBear.ai Holdings, Inc. (Expiration date 12/31/28)*	1,205
2,337	Brand Engagement Network, Inc. (Expiration date 03/14/29)*	281
14,913	BurTech Acquisition Corp. (Expiration date 12/18/26)*	2,683
1,663	Churchill Capital Corp. VII (Expiration date 02/29/28)*	532
4,634	Disruptive Acquisition Corp. I (Expiration date 03/06/26)*	0
2,253	ECARX Holdings, Inc. (Expiration date 12/21/27)*	79
5,576	Electriq Power Holdings, Inc. (Expiration date 07/31/28)*	23
870	Global Partner Acquisition Corp. II (Expiration date 12/31/27)*	0
4,634	Golden Arrow Merger Corp. (Expiration date 07/31/26)*	881
1,333	Heliogen, Inc. (Expiration date 12/30/26)*	13
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	11,670
4,247	MariaDB PLC (Expiration date 12/16/27)*	382
2,489	Metals Acquisition Ltd. (Expiration date 06/16/28)*	5,277
2,915	NioCorp Developments Ltd. (Expiration date 03/17/28)*	1,137
1,238	Northern Star Investment Corp. III (Expiration date 02/25/28)*	1
956	Northern Star Investment Corp. IV (Expiration date 12/31/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 12/31/99)*	0
2,615	Plum Acquisition Corp. I (Expiration date 12/31/28)*	1,020
186	Plum Acquisition Corp. III (Expiration date 03/31/28)*	25

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Shares		Value
RIGHTS/WARRANTS (CONTINUED)
388	PowerUp Acquisition Corp. (Expiration date 02/18/27)*	$12
145	Prenetics Global Ltd. (Expiration date 05/17/27)*	1
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	94
6,951	Sable Offshore Corp. (Expiration date 12/31/28)*	17,933
2,409	Slam Corp. (Expiration date 12/31/27)*	434
367	Swvl Holdings Corp. (Expiration date 03/31/27)*	6
4,445	Twelve Seas Investment Co. II (Expiration date 03/02/28)*	418

TOTAL RIGHTS/WARRANTS (Cost $189,497)		44,877

PREFERRED STOCKS: 0.0%
Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	25,323
	Gulfport Energy Corp.
18	10.000%, 04/29/2024(a)*(d)(e)	17,486

		42,809

Industrials: 0.0%
	Clarivate PLC - Series A
3,324	5.250%, 06/01/2024	98,789
	Element Commercial Aviation
170	0.000%,(a)(f)	0
	McDermott International, Inc. - (Preference Shares)
349	0.000%,(a)*(f)	39,652

		138,441

TOTAL PREFERRED STOCKS (Cost $2,042,567)		181,250

Principal Amount^
ASSET-BACKED SECURITIES: 14.0%
	510 Asset-Backed Trust
$215,337	Series 2021-NPL1-A1 2.240%, 06/25/2061(c)(g)(h)	210,372
	Aaset Trust
292,001	Series 2021-1A-A 2.950%, 11/16/2041(c)	265,139
	Accelerated Assets LLC
65,713	Series 2018-1-B 4.510%, 12/02/2033(c)	64,466
	Affirm Asset Securitization Trust
850,000	Series 2023-A-D 9.090%, 01/18/2028(c)	866,244
110,000	Series 2023-B-A 6.820%, 09/15/2028(c)	111,929
	AGL CLO 3 Ltd.
470,000	Series 2020-3A-D 8.876%, 01/15/2033(c)(i) 3 mo. USD Term SOFR + 3.562%	470,522

Principal Amount^		Value
	AIM Aviation Finance Ltd.
$637,452	Series 2015-1A-B1 5.072%, 02/15/2040(c)(g)(h)	$140,048
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,705,004
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(h)	4,309,808
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 7.526%, 07/16/2031(c)(i) 3 mo. USD Term SOFR + 2.212%	265,241
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 11.379%, 10/20/2030(c)(i) 3 mo. USD Term SOFR + 6.062%	990,215
	Applebee’s Funding LLC/IHOP Funding LLC
265,000	Series 2023-1A-A2 7.824%, 03/05/2053(c)	274,854
	Arbor Realty Commercial Real Estate Notes CLO Ltd.
1,000,000	Series 2021-FL1-C 7.440%, 12/15/2035(c)(i) 1 mo. USD Term SOFR + 2.114%	983,105
	ARES LX CLO Ltd.
500,000	Series 2021-60A-D 8.510%, 07/18/2034(c)(i) 3 mo. USD Term SOFR + 3.212%	500,992
	Avis Budget Rental Car Funding AESOP LLC
355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	343,649
	Bain Capital Credit CLO Ltd.
500,000	Series 2021-2A-D 8.726%, 07/16/2034(c)(i) 3 mo. USD Term SOFR + 3.412%	500,522
	Barings CLO Ltd.
500,000	Series 2018-4A-E 11.396%, 10/15/2030(c)(i) 3 mo. USD Term SOFR + 6.082%	498,560
	BHG Securitization Trust
545,000	Series 2022-A-B 2.700%, 02/20/2035(c)	509,333
	Blackbird Capital Aircraft Lease Securitization Ltd.
148,933	Series 2016-1A-A 4.213%, 12/16/2041(c)(g)(h)	146,756
	Blue Stream Issuer LLC
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(c)	932,385
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 7.526%, 04/15/2029(c)(i) 3 mo. USD Term SOFR + 2.212%	260,313

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Buttermilk Park CLO Ltd.
$750,000	Series 2018-1A-E 11.326%, 10/15/2031(c)(i) 3 mo. USD Term SOFR + 6.012%	$745,709
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 11.326%, 07/15/2031(c)(i) 3 mo. USD Term SOFR + 6.012%	980,775
500,000	Series 2018-1A-E 11.326%, 07/15/2031(c)(i) 3 mo. USD Term SOFR + 6.012%	491,237
1,000,000	Series 2021-4A-E 11.876%, 10/15/2034(c)(i) 3 mo. USD Term SOFR + 6.562%	989,983
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 10.919%, 05/15/2031(c)(i) 3 mo. USD Term SOFR + 5.612%	486,079
	Carlyle U.S. CLO Ltd.
500,000	Series 2021-1A-D 11.576%, 04/15/2034(c)(i) 3 mo. USD Term SOFR + 6.262%	495,207
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.000%, 01/10/2028(c)(f)	345,629
107,361	Series 2021-N4-D 2.300%, 09/11/2028	103,959
	Castlelake Aircraft Securitization Trust
4,204,011	Series 2018-1-C 6.625%, 06/15/2043(c)	1,524,183
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(c)(f)	75,000
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 11.579%, 04/20/2029(c)(i) 3 mo. USD Term SOFR + 6.262%	995,163
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 11.376%, 04/15/2030(c)(i) 3 mo. USD Term SOFR + 6.062%	490,889
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 7.510%, 10/18/2030(c)(i) 3 mo. USD Term SOFR + 2.212%	205,108
500,000	Series 2017-4A-D 11.680%, 10/24/2030(c)(i) 3 mo. USD Term SOFR + 6.362%	502,441

Principal Amount^		Value
$500,000	Series 2019-3A-DR 12.376%, 10/16/2034(c)(i) 3 mo. USD Term SOFR + 7.062%	$502,482
	College Ave Student Loans LLC
76,043	Series 2021-A-D 4.120%, 07/25/2051(c)	69,100
	Cologix Data Centers U.S. Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(c)	1,339,664
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 10.978%, 04/17/2030(c)(i) 3 mo. USD Term SOFR + 5.662%	975,312
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	256,070
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(g)(h)	130,643
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 11.319%, 08/15/2031(c)(i) 3 mo. USD Term SOFR + 6.012%	976,509
	Dryden 45 Senior Loan Fund CLO
275,000	Series 2016-45A-ER 11.426%, 10/15/2030(c)(i) 3 mo. USD Term SOFR + 6.112%	269,970
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 12.776%, 04/15/2031(c)(i) 3 mo. USD Term SOFR + 7.462%	405,802
	Education Funding Trust
214,059	Series 2020-A-A 2.790%, 07/25/2041(c)	191,439
	Elevation CLO Ltd.
500,000	Series 2021-14A-C 7.879%, 10/20/2034(c)(i) 3 mo. USD Term SOFR + 2.562%	498,730
	Exeter Automobile Receivables Trust
100,000	Series 2023-2A-D 6.320%, 08/15/2029	101,375
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 10.976%, 07/15/2030(c)(i) 3 mo. USD Term SOFR + 5.662%	497,460
	FirstKey Homes Trust
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	956,486
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(h)	1,589,971
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(c)(h)	2,087,363
	Frontier Issuer LLC
495,000	Series 2023-1-A2 6.600%, 08/20/2053(c)	500,713

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Galaxy XIX CLO Ltd.
$1,000,000	Series 2015-19A-D1R 12.110%, 07/24/2030(c)(i) 3 mo. USD Term SOFR + 6.792%	$962,757
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 11.976%, 10/15/2030(c)(i) 3 mo. USD Term SOFR + 6.662%	499,500
	GLS Auto Receivables Issuer Trust
1,000,000	Series 2021-4A-E 4.430%, 10/16/2028(c)	934,387
100,000	Series 2023-2A-D 6.310%, 03/15/2029(c)	101,172
	Greystone CRE Notes Ltd.
355,000	Series 2021-HC2-A 7.240%, 12/15/2039(c)(i) 1 mo. USD Term SOFR + 1.914%	353,010
	GSAA Home Equity Trust
528,973	Series 2006-10-AF5 6.948%, 06/25/2036(g)(h)	137,648
	Hayfin U.S. XII Ltd.
300,000	Series 2020-12A-D 9.739%, 01/20/2034(c)(i) 3 mo. USD Term SOFR + 4.422%	300,592
	Hertz Vehicle Financing III LLC
357,000	Series 2022-1A-D 4.850%, 06/25/2026(c)	346,802
	Hertz Vehicle Financing LLC
270,000	Series 2022-4A-D 6.560%, 09/25/2026(c)	265,421
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 12.179%, 10/20/2029(c)(i) 3 mo. USD Term SOFR + 6.862%	496,424
	Hilton Grand Vacations Trust
35,283	Series 2018-AA-C 4.000%, 02/25/2032(c)	34,444
	Kestrel Aircraft Funding Ltd.
299,909	Series 2018-1A-A 4.250%, 12/15/2038(c)	279,172
	Labrador Aviation Finance Ltd.
244,691	Series 2016-1A-A1 4.300%, 01/15/2042(c)	217,929
	LCM CLO 26 Ltd.
500,000	Series 26A-E 10.879%, 01/20/2031(c)(i) 3 mo. USD Term SOFR + 5.562%	409,391
	LCM CLO XVII LP
1,000,000	Series 17A-ER 11.576%, 10/15/2031(c)(i) 3 mo. USD Term SOFR + 6.262%	831,879

Principal Amount^		Value
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
$500,000	Series 27A-E 11.176%, 07/16/2031(c)(i) 3 mo. USD Term SOFR + 5.862%	$415,667
	Lehman XS Trust
1,773,486	Series 2005-6-3A3A 6.260%, 11/25/2035(g)(h)	778,242
	Madison Park Funding CLO XLV Ltd.
500,000	Series 2020-45A-ER 11.926%, 07/15/2034(c)(i) 3 mo. USD Term SOFR + 6.612%	502,465
	Madison Park Funding CLO XXVI Ltd.
445,000	Series 2017-26A-DR 8.581%, 07/29/2030(c)(i) 3 mo. USD Term SOFR + 3.262%	445,534
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 11.578%, 07/17/2034(c)(i) 3 mo. USD Term SOFR + 6.262%	502,444
	MAPS Ltd.
127,145	Series 2018-1A-A 4.212%, 05/15/2043(c)	117,406
84,405	Series 2019-1A-A 4.458%, 03/15/2044(c)	76,698
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 8.576%, 07/16/2031(c)(i) 3 mo. USD Term SOFR + 3.262%	469,462
	Marlette Funding Trust
125,000	Series 2023-4A-B 8.150%, 12/15/2033(c)	129,378
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(c)	900,066
	Milos CLO Ltd.
500,000	Series 2017-1A-ER 11.729%, 10/20/2030(c)(i) 3 mo. USD Term SOFR + 6.412%	500,045
	Mosaic Solar Loans LLC
757,929	Series 2017-2A-B 4.770%, 06/22/2043(c)	684,256
	MP CLO III Ltd.
500,000	Series 2013-1A-CR 7.579%, 10/20/2030(c)(i) 3 mo. USD Term SOFR + 2.262%	500,158
	MVW LLC
24,841	Series 2020-1A-C 4.210%, 10/20/2037(c)	23,903
177,296	Series 2021-1WA-D 3.170%, 01/22/2041(c)	163,850
	MVW Owner Trust
25,603	Series 2019-1A-C 3.330%, 11/20/2036(c)	24,621

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Myers Park CLO Ltd.
$1,000,000	Series 2018-1A-E 11.079%, 10/20/2030(c)(i) 3 mo. USD Term SOFR + 5.762%	$989,359
	Navient Private Education Refi Loan Trust
214,691	Series 2018-A-B 3.680%, 02/18/2042(c)	206,002
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	719,230
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	151,209
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	257,275
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 11.826%, 04/15/2034(c)(i) 3 mo. USD Term SOFR + 6.512%	501,293
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 11.591%, 04/19/2030(c)(i) 3 mo. USD Term SOFR + 6.282%	1,002,500
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(h)(f)	412,492
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 11.329%, 07/20/2031(c)(i) 3 mo. USD Term SOFR + 6.012%	502,458
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 9.026%, 10/13/2031(c)(i) 3 mo. USD Term SOFR + 3.712%	682,500
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 13.666%, 07/15/2030(c)(i) 3 mo. USD Term SOFR + 8.352%	744,295
	Octagon Investment Partners CLO 29 Ltd.
500,000	Series 2016-1A-DR 8.680%, 01/24/2033(c)(i) 3 mo. USD Term SOFR + 3.362%	493,383
1,000,000	Series 2016-1A-ER 12.830%, 01/24/2033(c)(i) 3 mo. USD Term SOFR + 7.512%	974,335
	Octagon Investment Partners CLO 39 Ltd.
275,000	Series 2018-3A-E 11.329%, 10/20/2030(c)(i) 3 mo. USD Term SOFR + 6.012%	268,996

Principal Amount^		Value
	Octagon Investment Partners CLO 40 Ltd.
$500,000	Series 2019-1A-ER 12.579%, 01/20/2035(c)(i) 3 mo. USD Term SOFR + 7.262%	$471,417
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 11.328%, 07/17/2030(c)(i) 3 mo. USD Term SOFR + 6.012%	951,707
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(h)(f)	103,385
	Octagon Investment Partners CLO XXI Ltd.
500,000	Series 2014-1A-DRR 12.568%, 02/14/2031(c)(i) 3 mo. USD Term SOFR + 7.262%	486,453
	OHA Credit Funding CLO 5 Ltd.
475,000	Series 2020-5A-C 7.560%, 04/18/2033(c)(i) 3 mo. USD Term SOFR + 2.262%	477,091
	OneMain Financial Issuance Trust
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	236,481
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(c)(f)	37,703
	Pagaya AI Debt Trust
461,505	Series 2022-2-AB 5.592%, 01/15/2030(c)(h)	460,229
	PFP CLO Ltd.
1,000,000	Series 2021-8-C 7.239%, 08/09/2037(c)(i) 1 mo. USD Term SOFR + 1.914%	960,917
	Post CLO Ltd.
370,000	Series 2023-1A-A 7.268%, 04/20/2036(c)(i) 3 mo. USD Term SOFR + 1.950%	372,911
	Progress Residential Trust
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	239,517
3,449,051	Series 2021-SFR10-F 4.608%, 12/17/2040(c)	3,058,267
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(c)	2,245,718
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	156,240
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	6,419,643
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	113,026
	RCO VII Mortgage LLC
95,986	Series 2024-1-A1 7.021%, 01/25/2029(c)(g)(h)	96,209

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Rockford Tower CLO Ltd.
$700,000	Series 2017-2A-CR 7.476%, 10/15/2029(c)(i) 3 mo. USD Term SOFR + 2.162%	$701,167
	RR 1 LLC
500,000	Series 2017-1A-D1B 11.926%, 07/15/2035(c)(i) 3 mo. USD Term SOFR + 6.612%	486,309
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 11.376%, 04/15/2036(c)(i) 3 mo. USD Term SOFR + 6.062%	494,168
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 11.426%, 04/15/2036(c)(i) 3 mo. USD Term SOFR + 6.112%	480,000
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	278,918
	Sierra Timeshare Receivables Funding LLC
96,989	Series 2020-2A-C 3.510%, 07/20/2037(c)	94,016
	Slam Ltd.
211,166	Series 2021-1A-B 3.422%, 06/15/2046(c)	179,813
	SLM Private Credit Student Loan Trust
95,000	Series 2003-A-A3 8.297%, 06/15/2032(i)	96,292
320,000	Series 2003-B-A3 7.960%, 03/15/2033(i)	328,036
50,000	Series 2003-B-A4 7.960%, 03/15/2033(i)	51,256
	SoFi Professional Loan Program LLC
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	294,847
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(c)(f)	1,255,840
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 12.286%, 10/25/2034(c)(i) 3 mo. USD Term SOFR + 6.962%	441,638
	SpringCastle America Funding LLC
307,850	Series 2020-AA-A 1.970%, 09/25/2037(c)	285,878
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 10.856%, 01/15/2030(c)(i) 3 mo. USD Term SOFR + 5.542%	471,484
	Sunnova Helios XI Issuer LLC
148,652	Series 2023-A-B 5.600%, 05/20/2050(c)	144,774

Principal Amount^		Value
	Textainer Marine Containers VII Ltd.
$69,164	Series 2020-1A-A 2.730%, 08/21/2045(c)	$64,753
169,183	Series 2021-1A-B 2.520%, 02/20/2046(c)	146,523
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(c)(f)	140,646
500,000	Series 2017-3A-ER 12.626%, 04/15/2035(c)(i) 3 mo. USD Term SOFR + 7.312%	477,554
500,000	Series 2018-2A-E 11.326%, 07/15/2030(c)(i) 3 mo. USD Term SOFR + 6.012%	466,480
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 7.726%, 04/15/2033(c)(i) 3 mo. USD Term SOFR + 2.412%	280,539
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 7.729%, 04/20/2033(c)(i) 3 mo. USD Term SOFR + 2.412%	250,296
	TIF Funding III LLC
100,000	Series 2024-1A-A 5.480%, 05/22/2034(c)	100,846
	Towd Point Mortgage Trust
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(h)	335,101
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 11.336%, 07/25/2031(c)(i) 3 mo. USD Term SOFR + 6.012%	333,276
	Tricon American Homes Trust
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	257,718
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(c)(f)	336,305
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(c)(f)	280,122
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(f)	50,144
	VCAT LLC
174,601	Series 2021-NPL5-A1 1.868%, 08/25/2051(c)(g)(h)	170,684
	VOLT XCIV LLC
47,228	Series 2021-NPL3-A1 5.240%, 02/27/2051(c)(g)(h)	46,258
683,385	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(g)(h)	612,950
	Voya CLO Ltd.
500,000	Series 2018-2A-E 10.826%, 07/15/2031(c)(i) 3 mo. USD Term SOFR + 5.512%	457,479

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
$500,000	Series 2019-1A-ER 11.696%, 04/15/2031(c)(i) 3 mo. USD Term SOFR + 6.382%	$485,796
	WAVE Trust
344,796	Series 2017-1A-A 3.844%, 11/15/2042(c)	304,670
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 11.079%, 07/20/2030(c)(i) 3 mo. USD Term SOFR + 5.762%	984,709
	Wellfleet CLO Ltd.
1,000,000	Series 2017-3A-C 8.328%, 01/17/2031(c)(i) 3 mo. USD Term SOFR + 3.012%	968,606
	Wendy’s Funding LLC
170,521	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	160,364
	Willis Engine Structured Trust V
195,766	Series 2020-A-A 3.228%, 03/15/2045(c)	179,452
	Willis Engine Structured Trust VI
1,280,579	Series 2021-A-C 7.385%, 05/15/2046(c)	1,171,085
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 12.009%, 07/20/2034(c)(i) 3 mo. USD Term SOFR + 6.692%	458,366

TOTAL ASSET-BACKED SECURITIES (Cost $112,197,303)		86,932,030

BANK LOANS: 2.1%
	1011778 BC Unlimited Liability Co.
121,196	7.580%, 09/20/2030(i) 1 mo. USD Term SOFR + 2.250%	121,272
	Access CIG LLC
79,800	10.330%, 08/18/2028(i) 1 mo. USD Term SOFR + 5.000%	79,987
	ADMI Corp.
79,800	11.080%, 12/23/2027(i) 1 mo. USD Term SOFR + 5.750%	79,975
	Air Methods Corp.
55,261	14.409%, 12/28/2028(i) 3 mo. USD Term SOFR + 9.000%	55,261
	Altice France SA
40,000	0.000%, 08/15/2028(j)	32,013
	AmWINS Group, Inc.
28,438	8.195%, 02/19/2028(i) 1 mo. USD Term SOFR + 2.750%	28,524
	Applied Systems, Inc.
50,000	10.559%, 02/23/2032(i) 3 mo. USD Term SOFR + 5.250%	51,860

Principal Amount^		Value
	Artera Services LLC
$155,000	9.809%, 02/15/2031(i) 3 mo. USD Term SOFR + 4.500%	$155,775
	Astra Acquisition Corp.
266,783	10.821%, 10/25/2028(i) 3 mo. USD Term SOFR + 5.250%	113,049
1,069,743	14.439%, 10/25/2029(i) 3 mo. USD Term SOFR + 8.875%	330,952
	Asurion LLC
160,000	10.692%, 01/31/2028(i) 1 mo. USD Term SOFR + 5.250%	145,100
	Atlas Purchaser, Inc.
375,476	10.826%, 05/08/2028(i) 3 mo. USD Term SOFR + 5.250%	225,208
	Aveanna Healthcare LLC
284,530	12.493%, 12/10/2029(i) 3 mo. USD Term SOFR + 7.000%	245,407
	Banff Merger Sub, Inc.
239,400	9.580%, 12/29/2028(i) 1 mo. USD Term SOFR + 4.250%	241,221
	Bausch & Lomb Corp.
459,690	9.330%, 09/29/2028(i) 1 mo. USD Term SOFR + 4.000%	460,267
	Brand Industrial Services, Inc.
79,800	10.806%, 08/01/2030(i) 3 mo. USD Term SOFR + 5.500%	80,241
	Bright Bidco BV
310	14.317%, 10/31/2027(e)(i) 3 mo. USD Term SOFR + 1.000% Cash, 8.000% PIK	92
	BYJU’s Alpha, Inc.
366,704	0.000%, 11/24/2026(i)	79,146
	Carnival Corp.
180,090	8.319%, 08/08/2027(i) 1 mo. USD Term SOFR + 3.000%	180,578
513,171	8.695%, 10/18/2028(i) 1 mo. USD Term SOFR + 3.250%	514,508
	CBI STS de LLC
105,551	10.342%, 12/31/2026(i) 3 mo. USD Term SOFR + 4.750%	47,498
224,194	13.086%, 12/31/2026(i) 3 mo. USD Term SOFR + 7.500%	221,391
	Cengage Learning, Inc.
60,000	9.579%, 03/22/2031(i) 3 mo. USD Term SOFR + 4.250%	60,009
	ClubCorp Holdings, Inc.
34,532	0.000%, 09/18/2026(j)	34,643
44,398	10.564%, 09/18/2026(i) 3 mo. USD Term SOFR + 5.000%	44,541

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Constant Contact, Inc.
$875,000	12.829%, 02/12/2029(i) 3 mo. USD Term SOFR + 7.500%	$808,828
	Cornerstone OnDemand, Inc.
23,638	9.195%, 10/16/2028(i) 1 mo. USD Term SOFR + 3.750%	23,234
	Crosby U.S. Acquisition Corp.
39,900	9.327%, 08/16/2029(i) 1 mo. USD Term SOFR + 4.000%	40,170
	Cyxtera DC Holdings, Inc.
159,518	0.000%, 05/01/2024(i)(k)	8,189
	DCert Buyer, Inc.
485,000	12.330%, 02/19/2029(i) 1 mo. USD Term SOFR + 7.000%	440,477
	DG Investment Intermediate Holdings 2, Inc.
420,000	12.195%, 03/30/2029(i) 1 mo. USD Term SOFR + 6.750%	394,275
	Eagle Parent Corp.
124,682	0.000%, 04/02/2029(j)	123,786
24,936	9.552%, 04/02/2029(i) 3 mo. USD Term SOFR + 4.250%	24,757
	EG Group Ltd.
79,800	11.238%, 02/07/2028(i) 3 mo. USD Term SOFR + 5.500%	79,600
	Eisner Advisory Group LLC
85,000	9.327%, 02/28/2031(i) 1 mo. USD Term SOFR + 4.000%	85,452
	Farfetch U.S. Holdings, Inc.
299,871	11.568%, 10/20/2027(i) 3 mo. USD Term SOFR + 6.250%	269,884
	Foundation Building Materials Holding Co. LLC
76,000	9.313%, 01/29/2031(i) 1 mo. USD Term SOFR + 4.000%	76,413
	Gainwell Acquisition Corp.
149,613	0.000%, 10/01/2027(j)	143,386
	Garda World Security Corp.
100,000	9.583%, 02/01/2029(i) 3 mo. USD Term SOFR + 4.250%	100,313
	GTCR W Merger Sub LLC
462,646	8.309%, 01/31/2031(i) 1 mo. USD Term SOFR + 3.000%	464,865
	Gulf Finance LLC
283,368	12.182%-12.191%, 08/25/2026(i) 1 mo. USD Term SOFR + 6.750%	284,177
	Hexion Holdings Corp.
79,797	9.976%, 03/15/2029(i) 3 mo. USD Term SOFR + 4.500%	78,686

Principal Amount^		Value
	Hilton Grand Vacations Borrower LLC
$125,000	8.077%, 01/17/2031(i) 1 mo. USD Term SOFR + 2.750%	$125,371
	HUB International Ltd.
65,869	8.574%, 06/20/2030(i) 3 mo. USD Term SOFR + 3.250%	65,967
	I-Logic Technologies Bidco Ltd.
80,000	9.452%, 02/16/2028(i) 3 mo. USD Term SOFR + 4.000%	80,012
	INEOS Quattro Holdings U.K. Ltd.
80,000	0.000%, 04/02/2029(j)	79,950
	Lealand Finance Co. BV
579,023	0.500%, 06/28/2024(i) 3 mo. USD Term SOFR + 5.000%	303,987
51,245	8.442%, 06/28/2024(i) 1 mo. USD Term SOFR + 3.000%	28,185
475,575	9.592%, 06/28/2024(i) 3 mo. USD Term SOFR + 4.000%	237,788
603,320	0.000%, 06/30/2025(j)	249,874
168,773	6.440%, 06/30/2025(i)	69,900
741,817	9.441%, 06/30/2025(e)(i) 1 mo. USD Term SOFR + 1.000% Cash, 3.000% PIK	307,234
	LifePoint Health, Inc.
299,250	11.087%, 11/16/2028(i) 3 mo. USD Term SOFR + 5.500%	300,399
	Light and Wonder International, Inc.
18,709	8.075%, 04/14/2029(i) 1 mo. USD Term SOFR + 2.750%	18,773
	LSF9 Atlantis Holdings LLC
226,625	11.830%, 03/31/2029(i) 1 mo. USD Term SOFR + 6.500%	228,609
	MH Sub I LLC
115,657	9.580%, 05/03/2028(i) 1 mo. USD Term SOFR + 4.250%	115,105
	Minotaur Acquisition, Inc.
445,978	10.180%, 03/27/2026(i) 1 mo. USD Term SOFR + 4.750%	446,982
	NEP Group, Inc.
80,096	10.192%, 08/19/2026(i)(e) 1 mo. USD Term SOFR + 3.250% Cash, 1.500% PIK	76,567
	Olympus Water U.S. Holding Corp.
109,451	9.566%, 11/09/2028(i) 3 mo. USD Term SOFR + 4.250%	109,930
	Open Text Corp.
93,035	8.177%, 01/31/2030(i) 1 mo. USD Term SOFR + 2.750%	93,300

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Playtika Holding Corp.
$723	8.195%, 03/13/2028(i) 1 mo. USD Term SOFR + 2.750%	$723
	Polaris Newco LLC
59,847	9.574%, 06/02/2028(i) 3 mo. USD Term SOFR + 4.000%	59,337
	PUG LLC
140,000	10.075%, 03/15/2030(i) 3 mo. USD Term SOFR + 4.750%	140,379
	Rand Parent LLC
121,346	9.559%, 03/17/2030(i) 3 mo. USD Term SOFR + 4.250%	121,707
	Riverbed Technology, Inc.
231,140	11.809%, 07/01/2028(i)(e) 3 mo. USD Term SOFR + 2.500% Cash, 2.000% PIK	151,396
	Southern Veterinary Partners LLC
4,987	0.000%, 10/05/2027(j)	4,998
54,858	9.445%, 10/05/2027(i) 1 mo. USD Term SOFR + 4.000%	54,982
	Star Parent, Inc.
277,606	9.309%, 09/27/2030(i) 3 mo. USD Term SOFR + 4.000%	276,236
	Summit Materials LLC
91,141	7.827%, 01/12/2029(i) 3 mo. USD Term SOFR + 2.500%	91,699
	Titan Acquisition Ltd.
75,000	0.000%, 02/01/2029(j)	75,289
	Truist Insurance Holdings LLC
123,000	0.000%, 03/24/2031(j)	122,948
	Uber Technologies, Inc.
231,727	8.079%, 03/03/2030(i) 3 mo. USD Term SOFR + 2.750%	232,992
	UKG, Inc.
501,207	10.680%, 05/03/2027(i) 3 mo. USD Term SOFR + 5.250%	506,532
	Viad Corp.
304,000	10.442%, 07/30/2028(i) 1 mo. USD Term SOFR + 5.000%	305,236
	Vision Solutions, Inc.
23,636	9.586%, 04/24/2028(i) 3 mo. USD Term SOFR + 4.000%	23,698
	Waterbridge Midstream Operating LLC
163,517	11.336%, 06/22/2026(i) 3 mo. USD Term SOFR + 5.750%	163,901

Principal Amount^		Value
	Ziggo BV
430,000 (EUR)	6.859%, 01/31/2029(i) 1 mo. EUR EURIBOR + 3.000%	$448,726

TOTAL BANK LOANS (Cost $16,643,586)		12,793,722

CONVERTIBLE BONDS: 1.6%
Communications: 0.9%
	Booking Holdings, Inc.
25,000	0.750%, 05/01/2025	48,375
	Delivery Hero SE
1,400,000 (EUR)	1.000%, 01/23/2027	1,271,482
100,000 (EUR)	1.500%, 01/15/2028	85,182
100,000 (EUR)	Series A 1.000%, 04/30/2026	96,431
	DISH Network Corp.
65,000	0.000%, 12/15/2025(f)	47,775
2,525,000	3.375%, 08/15/2026	1,584,437
	Etsy, Inc.
95,000	0.125%, 09/01/2027	79,980
195,000	0.250%, 06/15/2028	154,050
	Palo Alto Networks, Inc.
15,000	0.375%, 06/01/2025	42,885
	Spotify USA, Inc.
115,000	0.000%, 03/15/2026(f)	105,857
	TechTarget, Inc.
445,000	0.000%, 12/15/2026(f)	424,975
	Uber Technologies, Inc.
45,000	0.000%, 12/15/2025(f)	50,738
30,000	Series 2028 0.875%, 12/01/2028(c)	37,185
	Wayfair, Inc.
1,362,000	0.625%, 10/01/2025	1,265,026
42,000	1.000%, 08/15/2026	38,928
	Zillow Group, Inc.
27,000	2.750%, 05/15/2025	28,654
234,000	1.375%, 09/01/2026	290,599

		5,652,559

Consumer, Cyclical: 0.2%
	Carnival Corp.
145,000	5.750%, 12/01/2027	218,950
	Cineplex, Inc.
712,000 (CAD)	5.750%, 03/01/2030(c)	546,681
	NCL Corp. Ltd.
35,000	1.125%, 02/15/2027	33,184
	Royal Caribbean Cruises Ltd.
20,000	6.000%, 08/15/2025	56,940
	Southwest Airlines Co.
410,000	1.250%, 05/01/2025	416,457

		1,272,212

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
755,000	1.250%, 05/15/2027	748,431
	Envista Holdings Corp.
65,000	1.750%, 08/15/2028(c)	57,403
	Guardant Health, Inc.
70,000	0.000%, 11/15/2027(f)	47,908
	Shift4 Payments, Inc.
20,000	0.000%, 12/15/2025(f)	21,500
30,000	0.500%, 08/01/2027	27,975

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Teladoc Health, Inc.
$460,000	1.250%, 06/01/2027	$388,700
	UpHealth, Inc.
469,000	14.330%, 12/15/2025(c)(i) SOFR + 9.000%	425,618
533,000	6.250%, 06/15/2026(c)	487,695

		2,205,230

Financial: 0.0%
	Sunac China Holdings Ltd.
153,914	1.000%, 09/30/2032(c)	10,005

Technology: 0.1%
	Alteryx, Inc.
447,000	1.000%, 08/01/2026	443,469
	Datadog, Inc.
25,000	0.125%, 06/15/2025	35,350
	Nutanix, Inc.
30,000	0.250%, 10/01/2027	36,900
	ON Semiconductor Corp.
45,000	0.500%, 03/01/2029	44,505
	Unity Software, Inc.
230,000	0.000%, 11/15/2026(f)	196,075
	Wolfspeed, Inc.
60,000	0.250%, 02/15/2028	35,310
115,000	1.875%, 12/01/2029	64,613
	Zscaler, Inc.
25,000	0.125%, 07/01/2025	34,186

		890,408

Utilities: 0.0%
	Evergy, Inc.
45,000	4.500%, 12/15/2027(c)	45,799
	NRG Energy, Inc.
30,000	2.750%, 06/01/2048	49,710

		95,509

TOTAL CONVERTIBLE BONDS (Cost $11,350,195)		10,125,923

CORPORATE BONDS: 20.2%
Basic Materials: 1.3%
	ArcelorMittal SA
215,000	6.800%, 11/29/2032	230,150
	Aris Mining Corp.
400,000	6.875%, 08/09/2026	360,932
	ASP Unifrax Holdings, Inc.
60,000	7.500%, 09/30/2029(c)	33,299
	Braskem Idesa SAPI
450,000	6.990%, 02/20/2032(c)	349,775
	CAP SA
300,000	3.900%, 04/27/2031	235,849
	Celanese U.S. Holdings LLC
235,000	6.700%, 11/15/2033	250,877
	Cia de Minas Buenaventura SAA
200,000	5.500%, 07/23/2026	193,118
	Eldorado Gold Corp.
592,000	6.250%, 09/01/2029(c)	569,187
	First Quantum Minerals Ltd.
460,000	9.375%, 03/01/2029(c)	476,742
	FMG Resources August 2006 Pty. Ltd.
170,000	4.375%, 04/01/2031(c)	152,051

Principal Amount^		Value
Basic Materials (continued)
$660,000	6.125%, 04/15/2032(c)	$653,493
	Glencore Funding LLC
1,625,000	6.500%, 10/06/2033(c)	1,736,382
	IAMGOLD Corp.
100,000	5.750%, 10/15/2028	91,880
	Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
130,000	9.000%, 07/01/2028(c)	128,452
	OCP SA
650,000	5.125%, 06/23/2051	491,605
	RPM International, Inc.
550,000	2.950%, 01/15/2032	466,055
	Sasol Financing USA LLC
200,000	5.500%, 03/18/2031	168,717
	Southern Copper Corp.
760,000	7.500%, 07/27/2035	879,433
	Unigel Luxembourg SA
450,000	8.750%, 10/01/2026(k)	140,265
	UPL Corp. Ltd.
460,000	5.250%, 02/27/2025(h)(d) 5 yr. CMT + 3.865%	315,261
	Vedanta Resources Ltd.
423,000	13.875%, 12/09/2028	371,857

		8,295,380

Communications: 2.0%
	AMC Networks, Inc.
161,000	4.250%, 02/15/2029	114,174
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,110,000	5.125%, 05/01/2027(c)	1,056,798
	Charter Communications Operating LLC/Charter Communications Operating Capital
145,000	2.800%, 04/01/2031	118,762
55,000	2.300%, 02/01/2032	42,453
70,000	4.400%, 04/01/2033	62,152
370,000	4.400%, 12/01/2061	242,077
	CommScope Technologies LLC
380,000	5.000%, 03/15/2027(c)	146,647
	CommScope, Inc.
305,000	4.750%, 09/01/2029(c)	218,837
	CSC Holdings LLC
200,000	4.125%, 12/01/2030(c)	143,108
2,510,000	4.625%, 12/01/2030(c)	1,276,568
625,000	3.375%, 02/15/2031(c)	425,309
400,000	4.500%, 11/15/2031(c)	283,523
	DISH DBS Corp.
1,755,000	5.250%, 12/01/2026(c)	1,384,147
685,000	5.750%, 12/01/2028(c)	472,182
655,000	5.125%, 06/01/2029	273,786
	Embarq Corp.
260,000	7.995%, 06/01/2036	140,588
	FactSet Research Systems, Inc.
312,000	3.450%, 03/01/2032	275,874
	Frontier Communications Holdings LLC
35,000	8.625%, 03/15/2031(c)	35,778
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
468,000	3.500%, 03/01/2029(c)	422,652
	iHeartCommunications, Inc.
130,000	5.250%, 08/15/2027(c)	94,866
130,000	4.750%, 01/15/2028(c)	91,444

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Juniper Networks, Inc.
$240,000	2.000%, 12/10/2030	$195,375
	Koninklijke KPN NV
200,000	8.375%, 10/01/2030	234,902
	Level 3 Financing, Inc.
75,000	10.500%, 05/15/2030(c)	77,062
	McGraw-Hill Education, Inc.
40,000	5.750%, 08/01/2028(c)	37,769
	Motorola Solutions, Inc.
780,000	2.750%, 05/24/2031	661,663
507,000	5.600%, 06/01/2032	514,522
255,000	5.400%, 04/15/2034	254,580
	Newfold Digital Holdings Group, Inc.
55,000	6.000%, 02/15/2029(c)	43,156
	News Corp.
300,000	3.875%, 05/15/2029(c)	274,519
	Oi SA
36,684	12.500%, 12/15/2024(c)(e) Cash 7.000% + PIK Rate 5.500%	36,501
550,000	10.000%, 07/27/2025(k)(e) PIK Rate 12.000%	9,625
	Rakuten Group, Inc.
830,000	11.250%, 02/15/2027(c)	880,690
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	336,309
	Uber Technologies, Inc.
1,065,000	4.500%, 08/15/2029(c)	1,012,342
	VeriSign, Inc.
572,000	2.700%, 06/15/2031	479,562

		12,370,302

Consumer, Cyclical: 3.2%
	Allison Transmission, Inc.
1,454,000	3.750%, 01/30/2031(c)	1,269,775
	Brunswick Corp.
60,000	4.400%, 09/15/2032	54,654
	Carnival Corp.
170,000	7.625%, 03/01/2026(c)	172,230
300,000	5.750%, 03/01/2027(c)	297,181
75,000	6.000%, 05/01/2029(c)	74,019
	Carrols Restaurant Group, Inc.
1,029,000	5.875%, 07/01/2029(c)	1,042,737
	Dealer Tire LLC/DT Issuer LLC
140,000	8.000%, 02/01/2028(c)	139,267
	Everi Holdings, Inc.
1,473,000	5.000%, 07/15/2029(c)	1,460,245
	FirstCash, Inc.
850,000	5.625%, 01/01/2030(c)	808,735
	Forestar Group, Inc.
1,112,000	3.850%, 05/15/2026(c)	1,066,588
	Gap, Inc.
550,000	3.875%, 10/01/2031(c)	465,780
	Genm Capital Labuan Ltd.
200,000	3.882%, 04/19/2031(c)	175,366
	Hilton Domestic Operating Co., Inc.
1,813,000	3.625%, 02/15/2032(c)	1,562,918
	Light & Wonder International, Inc.
30,000	7.000%, 05/15/2028(c)	30,257
60,000	7.500%, 09/01/2031(c)	62,484

Principal Amount^		Value
Consumer, Cyclical (continued)
	Lithia Motors, Inc.
$120,000	3.875%, 06/01/2029(c)	$108,284
	LSF9 Atlantis Holdings LLC/Victra Finance Corp.
75,000	7.750%, 02/15/2026(c)	74,413
	M/I Homes, Inc.
430,000	4.950%, 02/01/2028	410,512
710,000	3.950%, 02/15/2030	639,614
	Marriott International, Inc.
110,000	5.300%, 05/15/2034	108,860
	MDC Holdings, Inc.
490,000	2.500%, 01/15/2031	422,388
	Murphy Oil USA, Inc.
600,000	3.750%, 02/15/2031(c)	524,559
	NCL Corp. Ltd.
335,000	5.875%, 03/15/2026(c)	330,770
230,000	8.125%, 01/15/2029(c)	243,449
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(c)	113,777
	NVR, Inc.
242,000	3.000%, 05/15/2030	215,156
	Patrick Industries, Inc.
750,000	4.750%, 05/01/2029(c)	701,250
	Phinia, Inc.
169,000	6.750%, 04/15/2029(c)	170,832
	PulteGroup, Inc.
130,000	6.375%, 05/15/2033	138,307
455,000	6.000%, 02/15/2035	474,622
	Royal Caribbean Cruises Ltd.
90,000	6.250%, 03/15/2032(c)	90,825
	Steelcase, Inc.
670,000	5.125%, 01/18/2029	633,989
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
830,000	5.000%, 06/01/2031(c)	757,262
	SWF Escrow Issuer Corp.
70,000	6.500%, 10/01/2029(c)	51,851
	Tapestry, Inc.
400,000	7.850%, 11/27/2033	434,778
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(c)	478,011
	Tempur Sealy International, Inc.
900,000	3.875%, 10/15/2031(c)	764,893
	TKC Holdings, Inc.
50,000	10.500%, 05/15/2029(c)	47,893
	Toll Brothers Finance Corp.
160,000	3.800%, 11/01/2029	149,430
	Travel & Leisure Co.
140,000	4.500%, 12/01/2029(c)	128,800
110,000	4.625%, 03/01/2030(c)	100,626
	Tri Pointe Homes, Inc.
580,000	5.700%, 06/15/2028	571,691
	United Airlines Pass Through Trust
258,732	Series 2019-2-B 3.500%, 11/01/2029	240,022
	Viking Cruises Ltd.
185,000	9.125%, 07/15/2031(c)	202,605
	VOC Escrow Ltd.
145,000	5.000%, 02/15/2028(c)	139,604
	Warnermedia Holdings, Inc.
205,000	4.279%, 03/15/2032	183,232
	Yum! Brands, Inc.
1,179,000	4.750%, 01/15/2030(c)	1,118,934

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
$402,000	4.625%, 01/31/2032	$371,472
	ZF North America Capital, Inc.
150,000	7.125%, 04/14/2030(c)	158,230

		19,983,177

Consumer, Non-cyclical: 2.2%
	Adani International Container Terminal Pvt Ltd.
177,500	3.000%, 02/16/2031	151,462
	Allied Universal Holdco LLC
70,000	7.875%, 02/15/2031(c)	71,001
	Bausch Health Cos., Inc.
735,000	4.875%, 06/01/2028(c)	401,809
	Block Financial LLC
300,000	3.875%, 08/15/2030	272,954
	BRF SA
300,000	5.750%, 09/21/2050	238,867
	Camposol SA
200,000	6.000%, 02/03/2027	154,358
	Centene Corp.
575,000	4.625%, 12/15/2029	546,764
305,000	3.375%, 02/15/2030	270,122
	Central Garden & Pet Co.
150,000	4.125%, 04/30/2031(c)	132,365
	DaVita, Inc.
410,000	3.750%, 02/15/2031(c)	343,578
	Deluxe Corp.
515,000	8.000%, 06/01/2029(c)	475,093
	Encompass Health Corp.
340,000	4.750%, 02/01/2030	318,695
500,000	4.625%, 04/01/2031	454,887
	Fideicomiso PA Pacifico Tres
171,860	8.250%, 01/15/2035	163,388
	Frigorifico Concepcion SA
400,000	7.700%, 07/21/2028	351,106
	HCA, Inc.
490,000	5.600%, 04/01/2034	494,074
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
135,000	7.000%, 12/31/2027(c)	134,181
	Lamb Weston Holdings, Inc.
441,000	4.375%, 01/31/2032(c)	396,978
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	135,640
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(c)	861,872
	Quanta Services, Inc.
100,000	2.900%, 10/01/2030	87,575
	Radiology Partners, Inc.
42,065	9.781%, 02/15/2030(c)(e) PIK Rate 9.871%	33,915
	RELX Capital, Inc.
250,000	4.750%, 05/20/2032	247,917
	Service Corp. International
864,000	4.000%, 05/15/2031	766,528
	Solventum Corp.
145,000	5.900%, 04/30/2054(c)	145,039
	Teva Pharmaceutical Finance Netherlands II BV
115,000 (EUR)	7.375%, 09/15/2029	137,779
1,700,000 (EUR)	4.375%, 05/09/2030	1,770,361
181,000 (EUR)	7.875%, 09/15/2031	227,034

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Teva Pharmaceutical Finance Netherlands III BV
$335,000	3.150%, 10/01/2026	$313,337
1,670,000	4.100%, 10/01/2046	1,152,845
	Triton Water Holdings, Inc.
130,000	6.250%, 04/01/2029(c)	118,530
	United Rentals North America, Inc.
235,000	6.125%, 03/15/2034(c)	235,652
	Valvoline, Inc.
1,278,000	4.250%, 02/15/2030(c)	1,276,129
1,080,000	3.625%, 06/15/2031(c)	932,549

		13,814,384

Energy: 3.5%
	AI Candelaria Spain SA
250,000	5.750%, 06/15/2033(c)	202,903
250,000	5.750%, 06/15/2033	202,903
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
330,000	6.625%, 02/01/2032(c)	331,998
	Callon Petroleum Co.
1,544,000	8.000%, 08/01/2028(c)	1,619,339
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
369,000	9.750%, 07/15/2028(c)	366,571
	Canacol Energy Ltd.
200,000	5.750%, 11/24/2028	89,408
	Cheniere Energy, Inc.
130,000	5.650%, 04/15/2034(c)	130,984
	CNX Resources Corp.
190,000	7.375%, 01/15/2031(c)	193,844
213,000	7.250%, 03/01/2032(c)	216,712
	Continental Resources, Inc.
1,190,000	5.750%, 01/15/2031(c)	1,184,412
350,000	2.875%, 04/01/2032(c)	285,463
	CrownRock LP/CrownRock Finance, Inc.
3,759,000	5.625%, 10/15/2025(c)	3,753,116
	CSI Compressco LP/CSI Compressco Finance, Inc.
685,000	7.500%, 04/01/2025(c)	685,000
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
237,000	8.625%, 03/15/2029(c)	242,175
	Ecopetrol SA
125,000	8.375%, 01/19/2036	126,149
500,000	5.875%, 05/28/2045	373,701
250,000	5.875%, 11/02/2051	180,149
	Energean Israel Finance Ltd.
280,000	5.375%, 03/30/2028	256,297
	EnLink Midstream LLC
30,000	6.500%, 09/01/2030(c)	30,880
	EnQuest PLC
510,000	11.625%, 11/01/2027(c)	511,399
	Guara Norte SARL
342,716	5.198%, 06/15/2034	312,958
	Gulfport Energy Corp.
9,974	8.000%, 05/17/2026	10,131
	Hess Midstream Operations LP
1,030,000	4.250%, 02/15/2030(c)	947,235
630,000	5.500%, 10/15/2030(c)	610,839
	MC Brazil Downstream Trading SARL
190,150	7.250%, 06/30/2031	172,451

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	MPLX LP
$350,000	5.000%, 03/01/2033	$340,044
	NGL Energy Operating LLC/NGL Energy Finance Corp.
40,000	8.375%, 02/15/2032(c)	41,058
	NuStar Logistics LP
150,000	6.375%, 10/01/2030	151,107
	Occidental Petroleum Corp.
40,000	8.875%, 07/15/2030	46,512
45,000	7.875%, 09/15/2031	51,053
	Ovintiv, Inc.
20,000	7.200%, 11/01/2031	21,764
15,000	7.375%, 11/01/2031	16,463
70,000	6.500%, 08/15/2034	74,378
145,000	6.625%, 08/15/2037	151,740
30,000	6.500%, 02/01/2038	31,225
	Parkland Corp.
1,669,000	4.625%, 05/01/2030(c)	1,542,334
	PDC Energy, Inc.
2,558,000	5.750%, 05/15/2026	2,555,306
	Petroleos del Peru SA
600,000	5.625%, 06/19/2047	403,558
	Petroleos Mexicanos
400,000	6.375%, 01/23/2045	258,002
200,000	6.750%, 09/21/2047	133,087
	SierraCol Energy Andina LLC
200,000	6.000%, 06/15/2028	175,881
	Sunoco LP/Sunoco Finance Corp.
638,000	4.500%, 05/15/2029	593,634
602,000	4.500%, 04/30/2030	551,841
	Targa Resources Corp.
375,000	6.500%, 03/30/2034	403,500
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
250,000	4.875%, 02/01/2031	239,380
	UEP Penonome II SA
352,170	6.500%, 10/01/2038(c)	275,573
	Venture Global Calcasieu Pass LLC
145,000	4.125%, 08/15/2031(c)	129,059
120,000	3.875%, 11/01/2033(c)	102,064
	Venture Global LNG, Inc.
25,000	8.375%, 06/01/2031(c)	25,798
	Viper Energy, Inc.
80,000	7.375%, 11/01/2031(c)	83,239

		21,434,617

Financial: 3.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	3.400%, 10/29/2033	126,708
	Agile Group Holdings Ltd.
200,000	5.500%, 04/21/2025	29,660
400,000	6.050%, 10/13/2025	55,712
	Aircastle Ltd.
210,000	6.500%, 07/18/2028(c)	214,299
65,000	5.950%, 02/15/2029(c)	65,080
	Alpha Holding SA de CV
600,000	0.000%, 02/10/2025(f)	0
600,000	0.000%, 02/10/2025(f)	0
565,639	9.000%, 02/10/2025(c)(k)	8,485

Principal Amount^		Value
Financial (continued)
	Antares Holdings LP
$430,000	3.750%, 07/15/2027(c)	$393,104
	Ares Capital Corp.
210,000	7.000%, 01/15/2027	216,183
1,554,000	2.875%, 06/15/2028	1,386,619
605,000	3.200%, 11/15/2031	505,140
	Banco Davivienda SA
200,000	6.650%, 04/22/2031(c)(h)(d) 10 yr. CMT + 5.097%	140,918
300,000	6.650%, 04/22/2031(h)(d) 10 yr. CMT + 5.097%	211,378
	Banco do Estado do Rio Grande do Sul SA
200,000	5.375%, 01/28/2031(h) 5 yr. CMT + 4.928%	193,428
	Banco GNB Sudameris SA
350,000	7.500%, 04/16/2031(c)(h) 5 yr. CMT + 6.660%	305,228
200,000	7.500%, 04/16/2031(h) 5 yr. CMT + 6.660%	174,416
	Banco Mercantil del Norte SA
350,000	6.625%, 01/24/2032(c)(h)(d) 10 yr. CMT + 5.034%	320,031
	Bank of America Corp.
10,000	3.846%, 03/08/2037(h) 5 yr. CMT + 2.000%	8,852
	Barclays PLC
740,000	3.564%, 09/23/2035(h) 5 yr. CMT + 2.900%	636,448
	BBVA Bancomer SA
200,000	5.875%, 09/13/2034(h) 5 yr. CMT + 4.308%	189,399
	Central China Real Estate Ltd.
205,000	7.750%, 05/24/2024(k)	8,303
400,000	7.250%, 08/13/2024(k)	15,748
205,000	7.500%, 07/14/2025(k)	7,688
230,000	7.650%, 08/27/2025(k)	8,798
	CFLD Cayman Investment Ltd.
43,250	0.000%, 01/31/2031(c)(f)	756
426,400	2.500%, 01/31/2031(c)	13,304
351,200	2.500%, 01/31/2031(c)	14,118
	Charles Schwab Corp.
19,000	Series F 5.000%, 12/01/2027(h)(d) 3 mo. USD LIBOR + 2.575%	17,262
136,000	Series I 4.000%, 06/01/2026(h)(d) 5 yr. CMT + 3.168%	127,406
	China Aoyuan Group Ltd.
200,000	6.200%, 03/24/2026	4,000
	China Evergrande Group
200,000	9.500%, 04/11/2022(k)	3,600
200,000	8.750%, 06/28/2025(k)	2,300
	CIFI Holdings Group Co. Ltd.
200,000	4.450%, 08/17/2026(k)	17,000
	Credit Agricole SA
255,000	6.251%, 01/10/2035(c)(h) SOFR + 2.670%	259,574
	Deutsche Bank AG
885,000	3.729%, 01/14/2032(h) SOFR + 2.757%	746,605

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$200,000	3.742%, 01/07/2033(h) SOFR + 2.257%	$165,474
	Easy Tactic Ltd.
460,267	6.500%, 07/11/2027(e) Cash 6.500% + PIK Rate 7.500%	17,642
	Enstar Group Ltd.
602,000	3.100%, 09/01/2031	501,207
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023(k)	5,500
	FS KKR Capital Corp.
650,000	3.125%, 10/12/2028	568,094
270,000	7.875%, 01/15/2029	282,591
	Global Atlantic Fin Co.
75,000	4.400%, 10/15/2029(c)	69,838
135,000	3.125%, 06/15/2031(c)	111,984
	GLP Capital LP/GLP Financing II, Inc.
555,000	3.250%, 01/15/2032	468,118
40,000	6.750%, 12/01/2033	42,166
	Golub Capital BDC, Inc.
270,000	2.500%, 08/24/2026	248,219
140,000	7.050%, 12/05/2028	143,457
160,000	6.000%, 07/15/2029	157,446
	Howard Hughes Corp.
417,000	4.375%, 02/01/2031(c)	362,473
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
220,000	6.375%, 12/15/2025	218,389
125,000	5.250%, 05/15/2027	116,005
	Intesa Sanpaolo SpA
200,000	7.200%, 11/28/2033(c)	216,244
	Iron Mountain Information Management Services, Inc.
952,000	5.000%, 07/15/2032(c)	872,225
	Iron Mountain, Inc.
738,000	4.500%, 02/15/2031(c)	666,724
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(k)	32,220
200,000	10.500%, 01/15/2025	4,750
1,000,000	11.250%, 04/16/2025(k)	23,750
200,000	9.950%, 07/23/2025(k)	5,084
600,000	11.700%, 11/11/2025(k)	14,130
400,000	11.650%, 06/01/2026(k)	9,500
	Kawasan Industri Jababeka Tbk. PT
280,000	7.500%, 12/15/2027(c)(g)(h)	259,239
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026(k)	16,013
	Logan Group Co. Ltd.
200,000	4.250%, 07/12/2025(k)	18,580
	Main Street Capital Corp.
200,000	6.950%, 03/01/2029	203,396
	Mexarrend SAPI de CV
300,000	10.250%, 07/24/2024(c)	63,000
	National Health Investors, Inc.
240,000	3.000%, 02/01/2031	197,405
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(c)	411,861
449,000	7.125%, 02/01/2032(c)	446,014
	Navient Corp.
350,000	5.500%, 03/15/2029	326,247
145,000	9.375%, 07/25/2030	155,292

Principal Amount^		Value
Financial (continued)
	Newmark Group, Inc.
$95,000	7.500%, 01/12/2029(c)	$97,789
	NFP Corp.
1,322,000	6.875%, 08/15/2028(c)	1,339,472
	Oaktree Specialty Lending Corp.
180,000	7.100%, 02/15/2029	186,160
	OneMain Finance Corp.
235,000	3.500%, 01/15/2027	218,365
20,000	3.875%, 09/15/2028	17,863
85,000	5.375%, 11/15/2029	79,984
57,000	7.875%, 03/15/2030	58,842
65,000	4.000%, 09/15/2030	55,714
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(c)	166,500
	Owl Rock Capital Corp.
760,000	2.875%, 06/11/2028	672,498
	PennyMac Financial Services, Inc.
299,000	7.875%, 12/15/2029(c)	307,533
	Prospect Capital Corp.
322,000	3.437%, 10/15/2028	278,022
	Rithm Capital Corp.
242,000	8.000%, 04/01/2029(c)	235,061
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
240,000	2.875%, 10/15/2026(c)	222,021
560,000	3.625%, 03/01/2029(c)	504,213
25,000	3.875%, 03/01/2031(c)	21,805
545,000	4.000%, 10/15/2033(c)	462,180
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023(k)	3,220
350,000	6.750%, 08/05/2024(k)	6,475
	Sabra Health Care LP
100,000	3.200%, 12/01/2031	83,148
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(k)	12,709
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(k)	7,714
400,000	3.450%, 01/11/2031(k)	14,696
	Societe Generale SA
200,000	6.066%, 01/19/2035(c)(h) 1 yr. CMT + 2.100%	201,516
535,000	3.653%, 07/08/2035(c)(h) 5 yr. CMT + 3.000%	454,741
	Standard Chartered PLC
830,000	3.265%, 02/18/2036(c)(h) 5 yr. CMT + 2.300%	697,061
	Starwood Property Trust, Inc.
547,000	3.625%, 07/15/2026(c)	513,792
940,000	4.375%, 01/15/2027(c)	885,979
100,000	7.250%, 04/01/2029(c)	100,935
	Sunac China Holdings Ltd.
123,892	6.000%, 09/30/2026(c)(e) Cash 5.000% + PIK Rate 6.000%	14,850
123,892	6.250%, 09/30/2027(c)(e) Cash 5.250% + PIK Rate 6.250%	13,114
247,787	6.500%, 09/30/2027(c)(e) Cash 5.500% + PIK Rate 6.500%	23,701
371,681	6.750%, 09/30/2028(c)(e) Cash 5.750% + PIK Rate 6.750%	31,021

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$371,681	7.000%, 09/30/2029(c)(e) Cash 6.000% + PIK Rate 7.000%	$28,173
174,603	7.250%, 09/30/2030(c)(e) Cash 6.250% + PIK Rate 7.250%	11,482
	Tanger Properties LP
351,000	2.750%, 09/01/2031	287,904
	Times China Holdings Ltd.
400,000	6.200%, 03/22/2026(k)	12,500
200,000	5.750%, 01/14/2027(k)	6,110
	UBS Group AG
250,000	9.016%, 11/15/2033(c)(h) SOFR + 5.020%	303,493
225,000	5.699%, 02/08/2035(c)(h) 1 yr. CMT + 1.770%	226,492
	Unifin Financiera SAB de CV
600,000	8.875%, 01/29/2025(d)(k) 5 yr. CMT + 6.308%	3,060
	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
130,000	6.500%, 02/15/2029(c)	100,869
	Vornado Realty LP
70,000	3.500%, 01/15/2025	68,455
63,000	2.150%, 06/01/2026	57,271
	World Acceptance Corp.
460,000	7.000%, 11/01/2026(c)	430,131
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(k)	28,377
200,000	8.300%, 05/27/2025(k)	9,000
710,000	7.850%, 08/12/2026(k)	34,130
1,940,000	6.350%, 01/13/2027(k)	104,682
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026(k)	6,468

		23,555,118

Industrial: 2.1%
	Aeropuerto Internacional de Tocumen SA
200,000	5.125%, 08/11/2061	146,846
	AptarGroup, Inc.
140,000	3.600%, 03/15/2032	123,596
	Artera Services LLC
70,000	8.500%, 02/15/2031(c)	71,826
	BAE Systems PLC
200,000	5.300%, 03/26/2034(c)	201,154
	Boeing Co.
137,000	3.625%, 02/01/2031	120,720
138,000	5.705%, 05/01/2040	132,348
215,000	5.805%, 05/01/2050	204,382
	Brand Industrial Services, Inc.
50,000	10.375%, 08/01/2030(c)	54,177
	Builders FirstSource, Inc.
222,000	6.375%, 03/01/2034(c)	223,335
	BWX Technologies, Inc.
1,281,000	4.125%, 04/15/2029(c)	1,183,117
	Cemex SAB de CV
355,000	5.125%, 06/08/2026(c)(h)(d) 5 yr. CMT + 4.534%	343,414
380,000	5.200%, 09/17/2030(c)	367,577

Principal Amount^		Value
Industrial (continued)
$310,000	3.875%, 07/11/2031(c)	$274,851
	Danaos Corp.
440,000	8.500%, 03/01/2028(c)	451,124
	Embraer Netherlands Finance BV
260,000	7.000%, 07/28/2030(c)	272,382
	Esab Corp.
99,000	6.250%, 04/15/2029(c)	99,590
	Great Lakes Dredge & Dock Corp.
425,000	5.250%, 06/01/2029(c)	378,767
	Griffon Corp.
460,000	5.750%, 03/01/2028	451,096
	Howmet Aerospace, Inc.
940,000	3.000%, 01/15/2029	849,564
	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC
85,000	9.000%, 02/15/2029(c)	88,013
	IDEX Corp.
72,000	2.625%, 06/15/2031	60,983
	Louisiana-Pacific Corp.
670,000	3.625%, 03/15/2029(c)	609,738
	Martin Marietta Materials, Inc.
420,000	2.400%, 07/15/2031	352,286
	MV24 Capital BV
322,544	6.748%, 06/01/2034	303,745
	nVent Finance SARL
300,000	5.650%, 05/15/2033	302,866
	Park-Ohio Industries, Inc.
100,000	6.625%, 04/15/2027	93,720
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	269,271
	Rand Parent LLC
190,000	8.500%, 02/15/2030(c)	188,199
	Rolls-Royce PLC
501,000	5.750%, 10/15/2027(c)	502,723
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	342,832
	TopBuild Corp.
866,000	4.125%, 02/15/2032(c)	767,073
	TransDigm, Inc.
630,000	4.625%, 01/15/2029	585,979
1,015,000	4.875%, 05/01/2029	945,204
	Trident TPI Holdings, Inc.
85,000	12.750%, 12/31/2028(c)	90,789
	Veralto Corp.
170,000	5.450%, 09/18/2033(c)	172,147
	Vontier Corp.
510,000	2.950%, 04/01/2031	426,988
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	594,647
	XPO, Inc.
116,000	7.125%, 02/01/2032(c)	119,550

		12,766,619

Technology: 1.6%
	Amdocs Ltd.
184,000	2.538%, 06/15/2030	157,592
	Booz Allen Hamilton, Inc.
200,000	5.950%, 08/04/2033	207,260
	Broadcom, Inc.
1,025,000	3.469%, 04/15/2034(c)	879,946
1,405,000	3.137%, 11/15/2035(c)	1,135,720
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	294,985

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	CDW LLC/CDW Finance Corp.
$730,000	3.250%, 02/15/2029	$662,374
600,000	3.569%, 12/01/2031	528,538
	CGI, Inc.
320,000	2.300%, 09/14/2031	258,164
	Fair Isaac Corp.
1,664,000	4.000%, 06/15/2028(c)	1,556,220
	KBR, Inc.
385,000	4.750%, 09/30/2028(c)	354,456
	Kyndryl Holdings, Inc.
740,000	3.150%, 10/15/2031	624,210
	Micron Technology, Inc.
275,000	6.750%, 11/01/2029	295,443
60,000	5.875%, 02/09/2033	62,110
290,000	5.875%, 09/15/2033	301,099
	Pitney Bowes, Inc.
60,000	6.875%, 03/15/2027(c)	54,837
154,000	7.250%, 03/15/2029(c)	137,740
	PTC, Inc.
350,000	4.000%, 02/15/2028(c)	327,550
	Roper Technologies, Inc.
600,000	1.750%, 02/15/2031	483,796
	Science Applications International Corp.
418,000	4.875%, 04/01/2028(c)	400,566
	UKG, Inc.
160,000	6.875%, 02/01/2031(c)	163,115
	Western Digital Corp.
190,000	2.850%, 02/01/2029	165,770
980,000	3.100%, 02/01/2032	790,284
	Xerox Holdings Corp.
406,000	5.500%, 08/15/2028(c)	370,093

		10,211,868

Utilities: 0.5%
	Empresa de Transmision Electrica SA
400,000	5.125%, 05/02/2049	291,014
	Empresas Publicas de Medellin ESP
400,000	4.375%, 02/15/2031	334,450
	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
400,000	5.375%, 12/30/2030	332,133
	Pacific Gas & Electric Co.
210,000	4.300%, 03/15/2045	166,447
	Southern Co.
125,000	5.700%, 03/15/2034	129,082
	Vistra Operations Co. LLC
1,210,000	4.375%, 05/01/2029(c)	1,122,153
385,000	7.750%, 10/15/2031(c)	403,455

		2,778,734

TOTAL CORPORATE BONDS (Cost $139,607,622)		125,210,199

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.3%
	Australia Government Bonds
245,000 (AUD)	2.750%, 11/21/2028	154,045
	Brazil Notas do Tesouro Nacional
3,238,000 (BRL)	10.000%, 01/01/2029	648,678
	Chile Government International Bonds
270,000	3.500%, 01/31/2034	237,059

Principal Amount^		Value
$205,000	3.500%, 01/25/2050	$150,310
	Colombia Government International Bonds
200,000	8.000%, 11/14/2035	210,502
500,000	5.000%, 06/15/2045	363,887
300,000	5.200%, 05/15/2049	221,175
	Indonesia Treasury Bonds
3,746,000,000 (IDR)	6.875%, 04/15/2029	238,958
	Mexico Bonos
8,353,600 (MXN)	7.500%, 05/26/2033	447,810
	New South Wales Treasury Corp.
495,000 (AUD)	3.000%, 03/20/2028	312,185
	New Zealand Government Bonds
855,000 (NZD)	3.500%, 04/14/2033	472,362
	Norway Government Bonds
5,020,000 (NOK)	1.750%, 03/13/2025	452,236
	Paraguay Government International Bonds
200,000	6.000%, 02/09/2036(c)	202,960
	Philippines Government International Bonds
200,000	2.950%, 05/05/2045	140,022
200,000	2.650%, 12/10/2045	133,155
	Qatar Government International Bonds
200,000	5.103%, 04/23/2048	194,929
	Republic of Poland Government International Bonds
750,000	5.500%, 03/18/2054	746,257
	Republic of South Africa Government Bonds
10,105,000 (ZAR)	8.875%, 02/28/2035	426,106
	Republic of South Africa Government International Bonds
500,000	5.650%, 09/27/2047	364,075
	Romania Government International Bonds
470,000	6.375%, 01/30/2034(c)	477,454
	Turkiye Government International Bonds
325,000 (EUR)	5.875%, 05/21/2030	351,203
	U.K. Gilts
385,000 (GBP)	0.250%, 01/31/2025	469,086
	U.S. Treasury Bonds
3,100,000	4.750%, 11/15/2043	3,221,578
	U.S. Treasury Notes
2,625,000	4.500%, 11/30/2024(b)	2,612,472
465,000	4.500%, 03/31/2026	463,838
	Ukraine Government International Bonds
400,000	7.253%, 03/15/2035	116,303
	Uruguay Government International Bonds
19,040,000 (UYU)	8.250%, 05/21/2031	485,512

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $14,809,115)		14,314,157

LIMITED PARTNERSHIPS: 0.1%
35,594	GACP II LP(a)*	96,391

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
LIMITED PARTNERSHIPS (CONTINUED)
1,300,000	U.S. Farming Realty Trust(a)*	$327,396

TOTAL LIMITED PARTNERSHIPS (Cost $0)		423,787

MORTGAGE-BACKED SECURITIES: 15.9%
	Adjustable Rate Mortgage Trust
$230,976	Series 2006-1-2A1 5.614%, 03/25/2036(h)	120,657
	Alternative Loan Trust
62,351	Series 2003-22CB-1A1 5.750%, 12/25/2033	61,272
229,182	Series 2004-13CB-A4 0.000%, 07/25/2034(f)(l)	164,952
34,512	Series 2004-16CB-1A1 5.500%, 07/25/2034	33,544
32,065	Series 2004-16CB-3A1 5.500%, 08/25/2034	31,221
53,903	Series 2004-J10-2CB1 6.000%, 09/25/2034	52,289
117	Series 2005-J1-2A1 5.500%, 02/25/2025	110
2,032,935	Series 2006-13T1-A13 6.000%, 05/25/2036	1,011,842
296,079	Series 2006-31CB-A7 6.000%, 11/25/2036	171,125
385,648	Series 2006-J1-2A1 7.000%, 02/25/2036	46,340
168,221	Series 2007-16CB-2A1 5.894%, 08/25/2037(i) 1 mo. USD Term SOFR + 0.564%	59,006
48,713	Series 2007-16CB-2A2 9.218%, 08/25/2037(i) -8.333*1 mo. USD Term SOFR + 53.629%	62,948
362,040	Series 2007-16CB-4A2 6.937%, 08/25/2037(i) -6*1 mo. USD Term SOFR + 38.913%	430,210
321,565	Series 2007-19-1A34 6.000%, 08/25/2037	157,382
895,558	Series 2007-20-A12 6.250%, 08/25/2047	469,557
	Alternative Loan Trust Resecuritization
408,906	Series 2008-2R-2A1 4.037%, 08/25/2037(h)	193,055
2,687,983	Series 2008-2R-4A1 6.250%, 08/25/2037(h)	1,278,912
	American Home Mortgage Investment Trust
170,965	Series 2006-1-11A1 5.724%, 03/25/2046(i) 1 mo. USD Term SOFR + 0.394%	142,441
	AREIT Trust CLO
1,000,000	Series 2019-CRE3-D 8.090%, 09/14/2036(c)(i) 1 mo. USD Term SOFR + 2.764%	929,086

Principal Amount^		Value
	BAMLL Commercial Mortgage Securities Trust
$400,000	Series 2018-DSNY-C 6.973%, 09/15/2034(c)(i) 1 mo. USD Term SOFR + 1.647%	$398,120
	Banc of America Alternative Loan Trust
26,868	Series 2003-8-1CB1 5.500%, 10/25/2033	25,969
	Banc of America Funding Trust
17,452	Series 2005-7-3A1 5.750%, 11/25/2035	16,992
173,209	Series 2006-B-7A1 4.323%, 03/20/2036(h)	143,772
15,643	Series 2007-4-5A1 5.500%, 11/25/2034	13,189
	Banc of America Mortgage Trust
6,314	Series 2005-A-2A1 4.997%, 02/25/2035(h)	5,680
	BBCMS Trust
750,000	Series 2018-CBM-E 9.173%, 07/15/2037(c)(i) 1 mo. USD Term SOFR + 3.847%	676,161
	BCAP LLC Trust
117,502	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(h)	58,251
1,722,470	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	1,038,759
	Bear Stearns Adjustable Rate Mortgage Trust
1,473,005	Series 2005-12-25A1 4.306%, 02/25/2036(h)	1,192,071
	Bear Stearns Asset-Backed Securities I Trust
282,560	Series 2006-AC1-1A1 6.250%, 02/25/2036(g)(h)	133,772
	Benchmark Mortgage Trust
540,000	Series 2019-B9-C 4.971%, 03/15/2052(h)	433,826
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	498,128
1,637,000	Series 2021-B31-E 2.250%, 12/15/2054(c)	817,554
	BF Mortgage Trust
666,000	Series 2019-NYT-F 8.623%, 12/15/2035(c)(i) 1 mo. USD Term SOFR + 3.297%	392,003
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(c)(h)	417,356
	BPR Trust
465,000	Series 2021-NRD-F 12.196%, 12/15/2038(c)(i) 1 mo. USD Term SOFR + 6.870%	402,714
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 8.971%, 04/15/2034(c)(i) 1 mo. USD Term SOFR + 3.646%	1,268,864

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$272,455	Series 2020-VKNG-A 6.369%, 10/15/2037(c)(i) 1 mo. USD Term SOFR + 1.044%	$272,143
	Carbon Capital VI Commercial Mortgage Trust
343,565	Series 2019-FL2-B 8.289%, 10/15/2035(c)(i) 1 mo. USD Term SOFR + 2.964%	311,146
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.911%, 12/10/2054(c)(h)(m)	375,334
7,346,000	Series 2016-C7-XF 0.911%, 12/10/2054(c)(h)(m)	169,390
	CG-CCRE Commercial Mortgage Trust
98,222	Series 2014-FL2-COL1 8.940%, 11/15/2031(c)(i) 1 mo. USD Term SOFR + 3.614%	80,811
191,767	Series 2014-FL2-COL2 9.940%, 11/15/2031(c)(i) 1 mo. USD Term SOFR + 4.614%	144,823
	Chase Mortgage Finance Trust
1,263,812	Series 2007-S3-1A15 6.000%, 05/25/2037	564,126
	CIM Trust
260,238	Series 2021-NR2-A1 5.568%, 07/25/2059(c)(g)(h)	257,873
	Citicorp Mortgage Securities Trust
1,538,464	Series 2006-7-1A1 6.000%, 12/25/2036	1,275,288
	Citigroup Commercial Mortgage Trust
870,000	Series 2014-GC21-D 4.919%, 05/10/2047(c)(h)	610,459
	Citigroup Mortgage Loan Trust, Inc.
96,623	Series 2005-5-2A2 5.750%, 08/25/2035	71,019
1,644,404	Series 2005-5-3A2A 5.154%, 10/25/2035(h)	1,325,604
1,595,399	Series 2011-12-1A2 3.958%, 04/25/2036(c)(h)	894,760
	CitiMortgage Alternative Loan Trust
135,292	Series 2006-A5-1A13 5.894%, 10/25/2036(i) 1 mo. USD Term SOFR + 0.564%	106,339
133,057	Series 2006-A5-1A2 1.106%, 10/25/2036(i)(m) -1*1 mo. USD Term SOFR + 6.436%	12,526
1,190,788	Series 2007-A6-1A5 6.000%, 06/25/2037	1,040,522
	COMM Mortgage Trust
446,310	Series 2012-CR3-B 3.922%, 10/15/2045(c)	420,433
40,000	Series 2012-LC4-C 5.473%, 12/10/2044(h)	34,050
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	251,304

Principal Amount^		Value
$3,213,178	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	$217,972
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(h)(f)	1
1,989,000	Series 2018-HCLV-D 7.798%, 09/15/2033(c)(i) 1 mo. USD Term SOFR + 2.473%	1,393,134
	Countrywide Home Loan Mortgage Pass-Through Trust
3,648	Series 2004-HYB4-2A1 5.252%, 09/20/2034(h)	3,112
388,191	Series 2005-23-A1 5.500%, 11/25/2035	209,453
1,900,119	Series 2006-9-A1 6.000%, 05/25/2036	869,136
115,347	Series 2007-10-A5 6.000%, 07/25/2037	53,084
463,298	Series 2007-13-A5 6.000%, 08/25/2037	235,818
	Credit Suisse First Boston Mortgage Securities Corp.
918,303	Series 2005-11-7A1 6.000%, 12/25/2035	488,116
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
27,765	Series 2003-27-4A4 5.750%, 11/25/2033	27,171
2,258,795	Series 2005-10-10A3 6.000%, 11/25/2035	559,074
	Credit Suisse Mortgage-Backed Trust
608,372	Series 2006-6-1A10 6.000%, 07/25/2036	291,497
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	78,237
26,237	Series 2007-2-2A5 5.000%, 03/25/2037	19,707
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	409,476
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	758,369
259,263	Series 2020-RPL3-A1 4.081%, 03/25/2060(c)(h)	258,242
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(h)	717,491
	CSAIL Commercial Mortgage Trust
1,130,000	Series 2016-C6-C 4.919%, 01/15/2049(h)	1,003,031
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(c)	834,255
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.530%, 10/10/2034(c)(h)	266,178
	Deutsche Mortgage & Asset Receiving Corp.
1,619,404	Series 2014-RS1-1A2 6.500%, 07/27/2037(c)(h)	1,269,871
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
66,886	Series 2006-PR1-3A1 4.508%, 04/15/2036(c)(i) -1*1 mo. USD Term SOFR + 11.964%	60,150

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	DOLP Trust
$500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(h)	$316,150
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(h)	238,984
	DSLA Mortgage Loan Trust
88,222	Series 2005-AR5-2A1A 6.101%, 09/19/2045(i) 1 mo. USD Term SOFR + 0.774%	48,280
	Eleven Madison Trust Mortgage Trust
100,000	Series 2015-11MD-A 3.555%, 09/10/2035(c)(h)	94,107
	Federal Home Loan Mortgage Corp. REMICS
261,534	Series 3118-SD 1.267%, 02/15/2036(i)(m) -1*30 day USD SOFR Average + 6.586%	17,549
100,263	Series 3301-MS 0.667%, 04/15/2037(i)(m) -1*30 day USD SOFR Average + 5.986%	7,060
131,013	Series 3303-SE 0.647%, 04/15/2037(i)(m) -1*30 day USD SOFR Average + 5.966%	9,300
85,159	Series 3303-SG 0.667%, 04/15/2037(i)(m) -1*30 day USD SOFR Average + 5.986%	6,437
19,610	Series 3382-SB 0.567%, 11/15/2037(i)(m) -1*30 day USD SOFR Average + 5.886%	1,088
123,883	Series 3382-SW 0.867%, 11/15/2037(i)(m) -1*30 day USD SOFR Average + 6.186%	9,044
29,267	Series 3384-S 0.957%, 11/15/2037(i)(m) -1*30 day USD SOFR Average + 6.276%	1,550
80,240	Series 3384-SG 0.877%, 08/15/2036(i)(m) -1*30 day USD SOFR Average + 6.196%	6,028
988,487	Series 3404-SA 0.567%, 01/15/2038(i)(m) -1*30 day USD SOFR Average + 5.886%	78,399
14,167	Series 3417-SX 0.747%, 02/15/2038(i)(m) -1*30 day USD SOFR Average + 6.066%	914
23,324	Series 3423-GS 0.217%, 03/15/2038(i)(m) -1*30 day USD SOFR Average + 5.536%	1,187

Principal Amount^		Value
$157,089	Series 3423-TG 0.350%, 03/15/2038(i)(m) -1*30 day USD SOFR Average + 5.886%	$484
1,212,146	Series 3435-S 0.547%, 04/15/2038(i)(m) -1*30 day USD SOFR Average + 5.866%	94,200
37,305	Series 3445-ES 0.567%, 05/15/2038(i)(m) -1*30 day USD SOFR Average + 5.886%	1,846
183,881	Series 3523-SM 0.567%, 04/15/2039(i)(m) -1*30 day USD SOFR Average + 5.886%	11,899
82,306	Series 3560-KS 0.967%, 11/15/2036(i)(m) -1*30 day USD SOFR Average + 6.286%	3,392
40,337	Series 3598-SA 0.917%, 11/15/2039(i)(m) -1*30 day USD SOFR Average + 6.236%	2,404
57,657	Series 3641-TB 4.500%, 03/15/2040	56,834
148,440	Series 3728-SV 0.000%, 09/15/2040(i)(m)(f) -1*30 day USD SOFR Average + 4.336%	3,669
98,373	Series 3758-S 0.597%, 11/15/2040(i)(m) -1*30 day USD SOFR Average + 5.916%	7,421
101,459	Series 3770-SP 1.067%, 11/15/2040(i)(m) -1*30 day USD SOFR Average + 6.386%	1,584
139,378	Series 3815-ST 0.417%, 02/15/2041(i)(m) -1*30 day USD SOFR Average + 5.736%	9,167
78,738	Series 3872-SL 0.517%, 06/15/2041(i)(m) -1*30 day USD SOFR Average + 5.836%	5,200
66,188	Series 3900-SB 0.537%, 07/15/2041(i)(m) -1*30 day USD SOFR Average + 5.856%	4,554
14,996	Series 3946-SM 0.000%, 10/15/2041(i)(f) -1*30 day USD SOFR Average + 14.357%	11,455
216,272	Series 3972-AZ 3.500%, 12/15/2041	198,937
1,125,050	Series 3984-DS 0.517%, 01/15/2042(i)(m) -1*30 day USD SOFR Average + 5.836%	84,964
2,116,980	Series 4080-DS 1.267%, 03/15/2041(i)(m) -1*30 day USD SOFR Average + 6.586%	107,690

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$1,358,240	Series 4239-OU 0.000%, 07/15/2043(f)(l)	$763,856
1,311,828	Series 4291-MS 0.467%, 01/15/2054(i)(m) -1*30 day USD SOFR Average + 5.786%	99,723
300,454	Series 4314-MS 0.667%, 07/15/2043(i)(m) -1*30 day USD SOFR Average + 5.986%	7,426
6,447,988	Series 5057-TI 3.000%, 11/25/2050(m)	990,808
5,352,012	Series 5070-MI 3.500%, 02/25/2051(m)	888,358
	Federal National Mortgage Association
21,906,012	Series 2019-M25-X 0.125%, 11/25/2029(h)(m)	113,116
24,166,124	Series 2019-M5-X 0.485%, 02/25/2029(h)(m)	333,372
24,349,419	Series 2021-M23-X1 0.597%, 11/01/2031(h)(m)	465,566
	Federal National Mortgage Association Connecticut Avenue Securities
72,151	Series 2020-R01-1M2 7.485%, 01/25/2040(c)(i) 30 day USD SOFR Average + 2.164%	73,136
	Federal National Mortgage Association REMICS
118,975	Series 2003-84-PZ 5.000%, 09/25/2033	116,362
88,583	Series 2005-42-SA 1.365%, 05/25/2035(i)(m) -1*30 day USD SOFR Average + 6.686%	1,191
924,017	Series 2006-92-LI 1.145%, 10/25/2036(i)(m) -1*30 day USD SOFR Average + 6.466%	85,873
260,605	Series 2007-39-AI 0.685%, 05/25/2037(i)(m) -1*30 day USD SOFR Average + 6.006%	19,090
74,478	Series 2007-57-SX 1.185%, 10/25/2036(i)(m) -1*30 day USD SOFR Average + 6.506%	6,411
14,400	Series 2007-68-SA 1.215%, 07/25/2037(i)(m) -1*30 day USD SOFR Average + 6.536%	1,041
17,107	Series 2008-1-CI 0.865%, 02/25/2038(i)(m) -1*30 day USD SOFR Average + 6.186%	1,409
737,098	Series 2008-33-SA 0.565%, 04/25/2038(i)(m) -1*30 day USD SOFR Average + 5.886%	57,705

Principal Amount^		Value
$10,367	Series 2008-56-SB 0.625%, 07/25/2038(i)(m) -1*30 day USD SOFR Average + 5.946%	$383
1,345,952	Series 2009-110-SD 0.815%, 01/25/2040(i)(m) -1*30 day USD SOFR Average + 6.136%	82,237
14,135	Series 2009-111-SE 0.815%, 01/25/2040(i)(m) -1*30 day USD SOFR Average + 6.136%	1,335
119,892	Series 2009-86-CI 0.365%, 09/25/2036(i)(m) -1*30 day USD SOFR Average + 5.686%	5,332
61,949	Series 2009-87-SA 0.565%, 11/25/2049(i)(m) -1*30 day USD SOFR Average + 5.886%	5,469
24,461	Series 2009-90-IB 0.285%, 04/25/2037(i)(m) -1*30 day USD SOFR Average + 5.606%	1,184
19,792	Series 2010-11-SC 0.000%, 02/25/2040(i)(m)(f) -1*30 day USD SOFR Average + 4.686%	975
18,926	Series 2010-115-SD 1.165%, 11/25/2039(i)(m) -1*30 day USD SOFR Average + 6.486%	1,552
1,570,004	Series 2010-123-SK 0.615%, 11/25/2040(i)(m) -1*30 day USD SOFR Average + 5.936%	153,902
102,476	Series 2010-15-SL 0.000%, 03/25/2040(i)(m)(f) -1*30 day USD SOFR Average + 4.836%	4,899
27,471	Series 2010-9-GS 0.000%, 02/25/2040(i)(m)(f) -1*30 day USD SOFR Average + 4.636%	819
6,420	Series 2011-110-LS 0.000%, 11/25/2041(i)(f) -1*30 day USD SOFR Average + 9.871%	4,719
60,239	Series 2011-111-VZ 4.000%, 11/25/2041	56,801
251,891	Series 2011-141-PZ 4.000%, 01/25/2042	237,685
982,748	Series 2011-93-ES 1.065%, 09/25/2041(i)(m) -1*30 day USD SOFR Average + 6.386%	81,957
627,479	Series 2012-106-SA 0.725%, 10/25/2042(i)(m) -1*30 day USD SOFR Average + 6.046%	54,214
1,333,306	Series 2014-50-WS 0.765%, 08/25/2044(i)(m) -1*30 day USD SOFR Average + 6.086%	88,520

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$5,938,828	Series 2019-31-S 0.615%, 07/25/2049(i)(m) -1*30 day USD SOFR Average + 5.936%	$625,409
17,277,840	Series 2019-M12-X 0.561%, 06/25/2029(h)(m)	270,215
7,853,201	Series 2019-M24-2XA 1.143%, 03/25/2031(h)(m)	425,323
20,813,682	Series 2019-M7-X 0.329%, 04/25/2029(h)(m)	287,907
26,881,654	Series 2020-M10-X4 0.885%, 07/25/2032(h)(m)	1,149,398
16,082,772	Series 2020-M10-X9 0.764%, 12/25/2027(h)(m)	231,055
6,981,258	Series 2020-M13-X2 1.226%, 09/25/2030(h)(m)	309,842
8,301,671	Series 2020-M6-X 1.312%, 10/25/2024(h)(m)	902
67,855,000	Series 2022-M4-X2 0.184%, 05/25/2030(h)(m)	639,421
	Federal National Mortgage Association-Aces
126,525,625	Series 2021-M17-X 0.098%, 07/25/2031(h)(m)	550,791
	First Horizon Alternative Mortgage Securities Trust
593,796	Series 2006-FA6-1A4 6.250%, 11/25/2036	273,407
210,102	Series 2007-FA4-1A7 6.000%, 08/25/2037	82,274
	First Horizon Mortgage Pass-Through Trust
104,333	Series 2006-1-1A10 6.000%, 05/25/2036	47,873
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU-H 3.963%, 12/10/2036(c)(h)	549,404
	GCAT Trust
35,398	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(h)	33,543
	Government National Mortgage Association
315,749	Series 2007-21-S 0.759%, 04/16/2037(i)(m) -1*1 mo. USD Term SOFR + 6.086%	11,769
103,646	Series 2008-69-SB 2.187%, 08/20/2038(i)(m) -1*1 mo. USD Term SOFR + 7.516%	6,199
116,562	Series 2009-104-SD 0.909%, 11/16/2039(i)(m) -1*1 mo. USD Term SOFR + 6.236%	9,624
10,830	Series 2010-98-IA 5.432%, 03/20/2039(h)(m)	434
184,621	Series 2011-45-GZ 4.500%, 03/20/2041	180,902
58,951	Series 2011-69-OC 0.000%, 05/20/2041(f)(l)	45,238

Principal Amount^		Value
$1,196,493	Series 2011-69-SC 0.000%, 05/20/2041(i)(m)(f) -1*1 mo. USD Term SOFR + 5.266%	$77,896
208,639	Series 2011-89-SA 0.007%, 06/20/2041(i)(m) -1*1 mo. USD Term SOFR + 5.336%	13,652
658,944	Series 2013-102-BS 0.707%, 03/20/2043(i)(m) -1*1 mo. USD Term SOFR + 6.036%	37,606
8,907,677	Series 2013-155-IB 0.178%, 09/16/2053(h)(m)	56,884
1,489,607	Series 2014-145-CS 0.159%, 05/16/2044(i)(m) -1*1 mo. USD Term SOFR + 5.486%	95,013
975,535	Series 2014-156-PS 0.807%, 10/20/2044(i)(m) -1*1 mo. USD Term SOFR + 6.136%	94,559
2,368,274	Series 2014-4-SA 0.659%, 01/16/2044(i)(m) -1*1 mo. USD Term SOFR + 5.986%	207,781
4,137,692	Series 2014-41-SA 0.657%, 03/20/2044(i)(m) -1*1 mo. USD Term SOFR + 5.986%	400,988
1,671,719	Series 2014-5-SA 0.107%, 01/20/2044(i)(m) -1*1 mo. USD Term SOFR + 5.436%	139,474
2,056,894	Series 2014-58-SG 0.159%, 04/16/2044(i)(m) -1*1 mo. USD Term SOFR + 5.486%	120,172
1,667,197	Series 2014-76-SA 0.157%, 01/20/2040(i)(m) -1*1 mo. USD Term SOFR + 5.486%	113,844
2,279,897	Series 2014-95-CS 0.809%, 06/16/2044(i)(m) -1*1 mo. USD Term SOFR + 6.136%	166,200
5,472,201	Series 2016-162-IO 0.795%, 09/16/2058(h)(m)	191,107
1,732,300	Series 2018-105-SH 0.807%, 08/20/2048(i)(m) -1*1 mo. USD Term SOFR + 6.136%	147,681
17,663,712	Series 2018-111-SA 0.000%, 08/20/2048(i)(m)(f) -1*1 mo. USD Term SOFR + 4.436%	689,851
6,993,101	Series 2018-134-CS 0.757%, 10/20/2048(i)(m) -1*1 mo. USD Term SOFR + 6.086%	595,095
5,744,476	Series 2019-22-SA 0.157%, 02/20/2045(i)(m) -1*1 mo. USD Term SOFR + 5.486%	570,807

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
$5,642,806	Series 2019-H10-BI 0.009%, 06/20/2069(h)(m)	$304,462
5,984,187	Series 2020-112-BS 0.807%, 08/20/2050(i)(m) -1*1 mo. USD Term SOFR + 6.136%	607,633
10,192,073	Series 2020-115-SC 0.000%, 08/20/2050(i)(m)(f) -1*1 mo. USD Term SOFR + 4.086%	349,513
5,311,718	Series 2020-142-SD 0.857%, 09/20/2050(i)(m) -1*1 mo. USD Term SOFR + 6.186%	650,952
6,164,550	Series 2020-146-SH 0.857%, 10/20/2050(i)(m) -1*1 mo. USD Term SOFR + 6.186%	797,349
9,529,949	Series 2020-168-IA 0.978%, 12/16/2062(h)(m)	661,602
9,637,269	Series 2020-173-MI 2.500%, 11/20/2050(m)	1,332,644
4,835,280	Series 2020-188-LS 0.857%, 11/20/2050(i)(m) -1*1 mo. USD Term SOFR + 6.186%	657,340
4,548,050	Series 2020-47-SL 0.000%, 07/20/2044(i)(m)(f) -1*1 mo. USD Term SOFR + 5.256%	334,559
9,980,672	Series 2020-H11-HI 0.068%, 06/20/2070(h)(m)	665,772
9,956,203	Series 2020-H18-AI 0.064%, 09/20/2070(h)(m)	634,219
6,899,505	Series 2020-H19-BI 0.331%, 11/20/2070(h)(m)	487,741
5,198,471	Series 2021-1-QS 0.857%, 01/20/2051(i)(m) -1*1 mo. USD Term SOFR + 6.186%	662,554
7,574,071	Series 2021-107-SA 0.000%, 06/20/2051(i)(m)(f) -1*1 mo. USD Term SOFR + 3.636%	255,093
6,515,796	Series 2021-15-PI 3.000%, 01/20/2051(m)	1,003,755
16,569,382	Series 2021-213-SN 0.000%, 12/20/2051(i)(m)(f) -1*30 day USD SOFR Average + 3.200%	311,044
9,237,423	Series 2021-52-IO 0.720%, 04/16/2063(h)(m)	506,626
4,327,398	Series 2021-59-S 0.000%, 04/20/2051(i)(m)(f) -1*30 day USD SOFR Average + 2.600%	38,278
8,903,051	Series 2021-77-IH 2.500%, 05/20/2051(m)	933,786
10,972,748	Series 2021-89-SA 0.000%, 05/20/2051(i)(m)(f) -1*1 mo. USD Term SOFR + 3.636%	267,031

Principal Amount^		Value
$19,877,124	Series 2021-97-SA 0.000%, 06/20/2051(i)(m)(f) -1*30 day USD SOFR Average + 2.600%	$188,863
7,618,201	Series 2021-97-SB 0.000%, 06/20/2051(i)(m)(f) -1*1 mo. USD Term SOFR + 3.636%	161,398
40,201,589	Series 2021-H08-QI 0.044%, 05/20/2071(h)(m)	1,081,861
14,299,619	Series 2021-H19-AI 0.770%, 11/20/2071(h)(m)	831,344
14,679,212	Series 2022-48-IO 0.705%, 01/16/2064(h)(m)	882,228
9,948,077	Series 2022-83-IO 2.500%, 11/20/2051(m)	1,383,847
6,243,686	Series 2023-79-JI 2.500%, 02/20/2051(m)	785,010
	GS Mortgage Securities Corp. Trust
130,000	Series 2012-BWTR-A 2.954%, 11/05/2034(c)	97,763
1,125,000	Series 2013-PEMB-C 3.550%, 03/05/2033(c)(h)	660,555
1,503,000	Series 2018-TWR-G 9.548%, 07/15/2031(c)(i) 1 mo. USD Term SOFR + 4.222%	63,126
600,000	Series 2021-ARDN-H 11.373%, 11/15/2026(c)(i) 1 mo. USD Term SOFR + 6.048%	569,056
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.152%, 08/10/2044(c)(h)	97,301
1,010,000	Series 2011-GC5-D 5.152%, 08/10/2044(c)(h)	387,125
1,344,000	Series 2014-GC26-D 4.509%, 11/10/2047(c)(h)	955,885
5,673,000	Series 2021-GSA3-XF 1.412%, 12/15/2054(c)(h)(m)	441,299
	GSCG Trust
710,000	Series 2019-600C-H 3.985%, 09/06/2034(c)(h)	7,474
	GSR Mortgage Loan Trust
29,200	Series 2005-4F-6A1 6.500%, 02/25/2035	27,006
499,466	Series 2005-9F-2A1 6.000%, 01/25/2036	229,159
65,484	Series 2005-AR6-4A5 5.473%, 09/25/2035(h)	57,930
216,576	Series 2006-7F-3A4 6.250%, 08/25/2036	73,173
	HarborView Mortgage Loan Trust
161,559	Series 2004-11-2A2A 6.081%, 01/19/2035(i) 1 mo. USD Term SOFR + 0.754%	131,376
	Hilton USA Trust
500,000	Series 2016-SFP-A 2.828%, 11/05/2035(c)	433,704
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.137%, 11/25/2056(c)(h)	1,455,629

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	IndyMac INDX Mortgage Loan Trust
$108,948	Series 2004-AR7-A5 6.664%, 09/25/2034(i) 1 mo. USD Term SOFR + 1.334%	$85,207
181,129	Series 2005-AR11-A3 3.780%, 08/25/2035(h)	131,496
873,876	Series 2007-AR5-2A1 3.366%, 05/25/2037(h)	679,274
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.526%, 02/15/2046(c)(h)	545,990
226,324	Series 2012-LC9-C 3.772%, 12/15/2047(c)(h)	208,813
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(h)(m)	1,883
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	209,903
224,000	Series 2019-UES-D 4.452%, 05/05/2032(c)(h)	213,079
261,000	Series 2019-UES-E 4.452%, 05/05/2032(c)(h)	246,831
274,000	Series 2019-UES-F 4.452%, 05/05/2032(c)(h)	257,653
299,000	Series 2019-UES-G 4.452%, 05/05/2032(c)(h)	279,716
	JP Morgan Mortgage Trust
160,242	Series 2004-S1-2A1 6.000%, 09/25/2034	156,747
1,239,688	Series 2005-ALT1-3A1 4.736%, 10/25/2035(h)	953,636
5,513	Series 2007-A1-4A2 5.670%, 07/25/2035(a)(h)	5,172
539,388	Series 2007-S3-1A97 6.000%, 08/25/2037	258,122
	JPMBB Commercial Mortgage Securities Trust
78,000	Series 2015-C27-D 3.803%, 02/15/2048(c)(h)	41,845
4,749,500	Series 2015-C27-XFG 1.303%, 02/15/2048(c)(h)(m)	40,632
	Legacy Mortgage Asset Trust
633,255	Series 2020-GS1-A1 6.882%, 10/25/2059(c)(g)(h)	633,751
3,518,035	Series 2020-GS3-A2 7.000%, 05/25/2060(c)(g)(h)	3,308,525
	Lehman Mortgage Trust
530,980	Series 2006-2-2A3 5.750%, 04/25/2036	514,333
773,348	Series 2007-1-1A2 5.750%, 02/25/2037	747,309
	Lehman XS Trust
71,065	Series 2006-2N-1A1 5.964%, 02/25/2046(i) 1 mo. USD Term SOFR + 0.634%	54,488
	Master Alternative Loan Trust
14,629	Series 2003-9-4A1 5.250%, 11/25/2033	13,911

Principal Amount^		Value
$11,280	Series 2004-5-1A1 5.500%, 06/25/2034	$10,811
13,680	Series 2004-5-2A1 6.000%, 06/25/2034	13,332
59,297	Series 2004-8-2A1 6.000%, 09/25/2034	57,285
	Merrill Lynch Mortgage Investors Trust
2,057	Series 2006-2-2A 5.722%, 05/25/2036(h)	1,881
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(h)	246,447
	Morgan Stanley Bank of America Merrill Lynch Trust
858,000	Series 2015-C21-C 4.120%, 03/15/2048(h)	695,100
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.077%, 08/15/2046(h)	346,687
	Morgan Stanley Capital I Trust
142,826	Series 2011-C2-D 5.212%, 06/15/2044(c)(h)	133,339
540,000	Series 2011-C2-E 5.212%, 06/15/2044(c)(h)	415,321
613,000	Series 2018-H4-D 3.000%, 12/15/2051(c)	466,802
1,508,000	Series 2019-PLND-F 8.240%, 05/15/2036(c)(i) 1 mo. USD Term SOFR + 2.914%	707,752
	Morgan Stanley Mortgage Loan Trust
915,649	Series 2005-9AR-2A 5.414%, 12/25/2035(h)	836,493
2,176,341	Series 2006-11-2A2 6.000%, 08/25/2036	919,647
244,255	Series 2006-7-3A 5.205%, 06/25/2036(h)	138,236
223,365	Series 2007-13-6A1 6.000%, 10/25/2037	120,064
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(c)(h)	1,776,732
	NewRez Warehouse Securitization Trust
1,906,667	Series 2021-1-F 10.694%, 05/25/2055(c)(i) 1 mo. USD Term SOFR + 5.364%	1,909,661
	Preston Ridge Partners Mortgage LLC
401,257	Series 2021-2-A2 6.770%, 03/25/2026(c)(h)	395,681
271,852	Series 2021-9-A1 2.363%, 10/25/2026(c)(g)(h)	265,662
	Prime Mortgage Trust
689,903	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	628,213
	Residential Accredit Loans, Inc.
225,557	Series 2006-QS17-A5 6.000%, 12/25/2036	182,552

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Accredit Loans, Inc. Trust
$267,070	Series 2006-QS7-A3 6.000%, 06/25/2036	$203,210
311,682	Series 2007-QS1-2A10 6.000%, 01/25/2037	234,713
276,621	Series 2007-QS8-A8 6.000%, 06/25/2037	206,676
	Residential Asset Securitization Trust
194,506	Series 2006-A8-1A1 6.000%, 08/25/2036	107,446
226,811	Series 2007-A1-A8 6.000%, 03/25/2037	74,366
	Residential Funding Mtg Sec I Trust
271,407	Series 2006-S4-A5 6.000%, 04/25/2036	212,302
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 8.500%, 11/15/2027(a)(c)(i)	77,339
980,000	Series 2014-STAR-D 8.500%, 11/15/2027(a)(c)(i)	78,792
950,000	Series 2014-STAR-E 8.500%, 11/15/2027(a)(c)(i)	47,500
	Structured Adjustable Rate Mortgage Loan Trust
453,561	Series 2005-14-A1 5.754%, 07/25/2035(i) 1 mo. USD Term SOFR + 0.424%	273,218
210,873	Series 2005-15-1A1 4.757%, 07/25/2035(h)	111,577
442,725	Series 2008-1-A2 4.664%, 10/25/2037(h)	342,009
	Structured Asset Securities Corp.
4,921,899	Series 2007-4-1A3 0.806%, 03/28/2045(c)(i)(m) -1*1 mo. USD Term SOFR + 6.136%	259,078
	Toorak Mortgage Corp. Ltd.
286,126	Series 2021-1-A1 3.240%, 06/25/2024(c)(g)(h)	283,400
	TTAN
503,738	Series 2021-MHC-G 9.640%, 03/15/2038(c)(i) 1 mo. USD Term SOFR + 4.314%	497,052
	UBS-Barclays Commercial Mortgage Trust
1,000,000	Series 2013-C5-C 3.692%, 03/10/2046(c)(h)	830,613
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(c)(h)	1,417,056
	Washington Mutual Mortgage Pass-Through Certificates Trust
332,923	Series 2006-5-1A5 6.000%, 07/25/2036	252,822
370,844	Series 2006-8-A6 4.148%, 10/25/2036(g)(h)	128,570
	Wells Fargo Alternative Loan Trust
81,745	Series 2007-PA2-3A1 5.794%, 06/25/2037(i) 1 mo. USD Term SOFR + 0.464%	54,352

Principal Amount^		Value
$120,423	Series 2007-PA2-3A2 1.206%, 06/25/2037(i)(m) -1*1 mo. USD Term SOFR + 6.536%	$7,209
	Wells Fargo Commercial Mortgage Trust
452,394	Series 2013-LC12-B 3.949%, 07/15/2046(h)	418,441
19,971,000	Series 2015-C28-XE 1.080%, 05/15/2048(c)(h)(m)	215,475
600,000	Series 2016-C34-C 5.061%, 06/15/2049(h)	520,350
135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	115,764
130,000	Series 2016-C36-C 4.115%, 11/15/2059(h)	104,126
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(h)(m)	247,461
	Wells Fargo Mortgage-Backed Securities Trust
42,617	Series 2006-AR19-A1 6.356%, 12/25/2036(h)	40,956
	WFRBS Commercial Mortgage Trust
214,000	Series 2011-C3-D 5.855%, 03/15/2044(c)(h)	63,676
395,000	Series 2011-C4-E 4.979%, 06/15/2044(c)(h)	316,346
1,020,000	Series 2012-C10-C 4.331%, 12/15/2045(h)	800,896
250,000	Series 2014-C24-B 4.204%, 11/15/2047(h)	232,622

TOTAL MORTGAGE-BACKED SECURITIES (Cost $136,085,803)		98,382,890

SHORT-TERM INVESTMENTS: 22.5%
REPURCHASE AGREEMENTS: 5.8%
$35,917,298	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024(o) [collateral: par value $39,160,600, U.S. Treasury Note, 0.250% - 0.375%, due 09/30/2025 - 12/31/2025, value $36,637,151] (proceeds $35,923,683)	35,917,298

TOTAL REPURCHASE AGREEMENTS (Cost $35,917,298)		35,917,298

TREASURY BILLS: 16.7%
	U.S. Treasury Bills
570,000	5.016%, 04/18/2024(b)(f)(n)	568,584
2,030,000	5.308%, 05/02/2024(b)(f)(n)	2,020,780
940,000	5.242%, 06/13/2024(f)(n)	930,008
1,700,000	5.115%, 08/22/2024(b)(f)(n)	1,665,382
72,200,000	5.098%, 09/05/2024(b)(f)(n)	70,589,744
24,900,000	5.115%, 09/05/2024(f)(n)(o)	24,344,662
2,090,000	5.051%, 10/03/2024(b)(f)(n)	2,036,097
1,500,000	4.832%, 02/20/2025(b)(f)(n)	1,435,024

TOTAL TREASURY BILLS (Cost $103,594,334)		103,590,281

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

TOTAL SHORT-TERM INVESTMENTS (Cost $139,511,632)	139,507,579

TOTAL PURCHASED OPTIONS (Cost $90,813): 0.0%	54,170

TOTAL INVESTMENTS (Cost: $678,818,765): 98.2%	608,708,348

Other Assets in Excess of Liabilities: 1.8%	11,371,286

NET ASSETS: 100.0%	$620,079,634

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $45,538,626 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.

(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2024.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2024.
(i)	Floating Interest Rate at March 31, 2024.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(k)	Security is currently in default and/or non-income producing.
(l)	Principal Only security.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	The rate shown represents yield-to-maturity.
(o)	All or a portion of this security is held by the iMGP Alternative Strategies Subsidiary.

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
EUR	Euro
GBP	British pound
IDR	Indonesian rupiah
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
ZAR	South African rand

UNFUNDED LOAN COMMITMENTS — At March 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Lealand Finance Co. BV, 0.500%, 06/28/2024	$464,431	$243,826	$(220,605)

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$662,487,123

Gross unrealized appreciation	36,924,621
Gross unrealized depreciation	(107,197,537)

Net unrealized depreciation	$(70,272,916)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT March 31, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Put
Capri Holdings Ltd.	Morgan Stanley & Co.	$37.50	5/17/2024	637	$2,885,610	$50,960	$54,794	$(3,834)
Hawaiian Holdings, Inc.	Morgan Stanley & Co.	11.00	4/19/2024	214	285,262	1,070	15,541	(14,471)
Hawaiian Holdings, Inc.	Morgan Stanley & Co.	12.00	4/19/2024	214	285,262	2,140	20,478	(18,338)

Total Purchased Options						$54,170	$90,813	$(36,643)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: (3.0)%
(7,565)	APA Corp.	$(260,099)
(7,257)	Callon Petroleum Co.*	(259,510)
(39,096)	Chevron Corp.	(6,167,003)
(8,572)	Cineplex, Inc.*	(46,685)
(74,364)	Exxon Mobil Corp.	(8,644,071)
(192)	Sartorius AG (Preference Shares)*	(76,433)
(2,792)	Synopsys, Inc.*	(1,595,628)
(32,247)	WillScot Mobile Mini Holdings Corp.*	(1,499,486)

TOTAL COMMON STOCKS (Proceeds $16,792,231)		$(18,548,915)

TOTAL SECURITIES SOLD SHORT (Proceeds $16,792,231)		$(18,548,915)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2024 (Unaudited)

At March 31, 2024, the Fund had the following forward foreign currency exchange contracts:

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2024	Fund Delivering	U.S. $ Value at March 31, 2024	Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
Bank of America N.A.	4/30/2024	EUR	$86,494	USD	$86,802	$—	$(308)
	4/30/2024	USD	1,771,397	EUR	1,763,386	8,011	—
	6/5/2024	USD	325,656	EUR	324,822	834	—
Barclays Bank Plc	4/30/2024	EUR	70,276	USD	70,542	—	(266)
	4/30/2024	USD	537,708	EUR	535,178	2,530	—
JPMorgan Chase Bank N.A.	5/16/2024	USD	673,683	EUR	671,454	2,229	—
	6/11/2024	USD	487,976	EUR	486,465	1,511	—
	6/11/2024	USD	292,688	EUR	291,635	1,053	—
Morgan Stanley & Co.	6/17/2024	CAD	16,941	USD	16,917	24	—
	6/17/2024	CAD	11,467	USD	11,465	2	—
	6/17/2024	CAD	265,652	USD	266,308	—	(656)
	6/17/2024	EUR	11,808	USD	11,880	—	(72)
	6/17/2024	EUR	11,916	USD	12,055	—	(139)
	6/17/2024	USD	1,334,067	CAD	1,330,257	3,810	—
	6/17/2024	USD	19,106	CAD	19,012	94	—
	6/17/2024	USD	1,224,320	EUR	1,210,475	13,845	—
	6/17/2024	USD	22,831	EUR	22,749	82	—
	6/17/2024	USD	18,345	EUR	18,308	37	—
	6/17/2024	USD	3,452,673	GBP	3,415,204	37,469	—
	6/17/2024	USD	3,597,666	NOK	3,487,366	110,300	—

			$14,232,670		$14,052,280	$181,831	$(1,441)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT March 31, 2024 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Months SOFR Futures	40	$9,621,908	$9,612,000	12/16/2025	$(9,908)
Gold 100 Oz Futures (b)	44	9,680,471	9,848,960	6/26/2024	168,489
MSCI EAFE Index Futures	466	54,835,615	54,920,430	6/21/2024	84,815
MSCI Emerging Market Index	29	1,520,071	1,521,050	6/21/2024	979
Nasdaq 100 E-mini Futures	8	2,970,408	2,956,000	6/21/2024	(14,408)
Russell 2000 E-mini Futures	13	1,369,693	1,394,835	6/21/2024	25,142
S&P 500 E-Mini Index Futures	62	16,201,456	16,456,350	6/21/2024	254,894
S&P Mid Cap 400 E-mini Futures	7	2,100,280	2,154,180	6/21/2024	53,900
U.S. Dollar Index Futures	15	1,537,128	1,564,035	6/17/2024	26,907
U.S. Treasury 10-Year Note Futures	9	990,721	997,172	6/18/2024	6,451
U.S. Treasury 10-Year Ultra Note Futures	96	10,937,131	11,002,500	6/18/2024	65,369
U.S. Treasury 2-Year Note Futures	801	164,067,675	163,791,985	6/28/2024	(275,690)
U.S. Treasury 5-Year Note Futures	74	7,894,967	7,919,156	6/28/2024	24,189
U.S. Treasury Long Bond Futures	99	11,783,985	11,923,313	6/18/2024	139,328
WTI Crude Futures (b)	90	7,270,380	7,417,800	5/21/2024	147,420

Total Long					$697,877

Futures Contracts - Short
British Pound Currency Futures	(4)	$(320,204)	$(315,675)	6/17/2024	$4,529
Canadian Dollar Currency Futures	(3)	(223,087)	(221,820)	6/18/2024	1,267
Euro FX Currency Futures	(369)	(50,667,833)	(49,914,169)	6/17/2024	753,664
Japanese Yen Currency Futures	(565)	(48,480,887)	(47,216,344)	6/17/2024	1,264,543
MSCI Emerging Market Index	(24)	(1,255,466)	(1,258,800)	6/21/2024	(3,334)
U.S. Treasury 10-Year Note Futures	(284)	(31,370,465)	(31,466,312)	6/18/2024	(95,847)
U.S. Treasury 10-Year Ultra Note Futures	(182)	(20,709,388)	(20,858,906)	6/18/2024	(149,518)
U.S. Treasury 2-Year Note Futures	(282)	(57,714,655)	(57,664,594)	6/28/2024	50,061
U.S. Treasury 5-Year Note Futures	(294)	(31,413,169)	(31,462,594)	6/28/2024	(49,425)
U.S. Treasury Long Bond Futures	(94)	(11,335,082)	(11,321,125)	6/18/2024	13,957
U.S. Treasury Ultra-Long Bond Futures	(94)	(12,182,453)	(12,126,000)	6/18/2024	56,453

Total Short					$1,846,350

Total Futures Contracts					$2,544,227

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2024 (Unaudited)(Continued)

(a)

Citigroup Global Markets, Inc., JPMorgan Chase Bank N.A., and StoneX Financial, Inc. are the counterparites for Open Futures Contracts held by the Fund and the iMGP Alternative Strategies Subsidiary at March 31, 2024.

(b)	Contract held by the iMGP Alternative Strategies Subsidiary.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
ADT Security Corp. 4.125%, 06/15/2023	6/20/2029	(5.000%	)	1.442%	$	(3,000,000)	Quarterly	$(478,021)	$(463,991)	$(14,030)
AES Corp. 1.375%, 01/15/2026	6/20/2029	(5.000%	)	1.248%		(2,800,000)	Quarterly	(472,499)	(449,571)	(22,928)
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	6/20/2029	(5.000%	)	3.871%		(2,000,000)	Quarterly	(91,262)	(52,438)	(38,824)
American Express Co. 4.050%, 05/03/2029	6/20/2029	(1.000%	)	0.304%		(3,100,000)	Quarterly	(100,999)	(93,833)	(7,166)
Anglo American Capital PLC 1.625%, 03/11/2026	6/20/2029	(5.000%	)	1.183%	EUR	(2,500,000)	Quarterly	(483,166)	(464,552)	(18,614)
Apache Corp. 4.375%, 10/15/2028	6/20/2029	(1.000%	)	1.160%	$	(3,400,000)	Quarterly	24,317	50,168	(25,851)
Arrow Electronics, Inc. 7.500%, 01/15/2027	6/20/2029	(1.000%	)	0.750%		(3,400,000)	Quarterly	(39,322)	(34,513)	(4,809)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.750%, 04/01/2028	6/20/2029	(5.000%	)	3.602%		(3,450,000)	Quarterly	(193,170)	(102,710)	(90,460)
Avnet, Inc. 3.000%, 05/15/2031	6/20/2029	(1.000%	)	0.873%		(2,350,000)	Quarterly	(13,484)	(3,683)	(9,801)
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	(1.000%	)	0.530%		(4,400,000)	Quarterly	(87,479)	(35,891)	(51,588)
Bayer AG 0.375%, 07/06/2024	6/20/2029	(1.000%	)	1.253%	EUR	(3,100,000)	Quarterly	39,519	49,526	(10,007)
Best Buy Co., Inc. 4.450%, 10/01/2028	6/20/2029	(5.000%	)	0.578%	$	(2,700,000)	Quarterly	(551,849)	(550,032)	(1,817)
BNP Paribas SA 2.250%, 01/11/2027	6/20/2029	(1.000%	)	0.561%	EUR	(3,200,000)	Quarterly	(16,756)	(59,707)	42,951
Boeing Co. 2.600%, 10/30/2025	6/20/2029	(1.000%	)	1.073%	$	(3,300,000)	Quarterly	11,135	(19,302)	30,437
Bombardier, Inc. 7.450%, 05/01/2034	6/20/2029	(5.000%	)	2.655%		(3,200,000)	Quarterly	(321,013)	(257,859)	(63,154)
BorgWarner, Inc. 3.375%, 03/15/2025	6/20/2029	(1.000%	)	0.735%		(3,300,000)	Quarterly	(41,361)	(14,487)	(26,874)
Bouygues SA 1.375%, 06/07/2027	6/20/2029	(1.000%	)	0.285%	EUR	(2,900,000)	Quarterly	(108,855)	(99,553)	(9,302)
British Telecommunications PLC 5.750%, 12/07/2028	6/20/2029	(1.000%	)	0.662%		(3,000,000)	Quarterly	(52,664)	(41,814)	(10,850)
Cardinal Health, Inc. 3.410%, 06/15/2027	6/20/2029	(1.000%	)	0.386%	$	(3,300,000)	Quarterly	(94,588)	(93,494)	(1,094)
Carnival Corp. 6.650%, 01/15/2028	6/20/2029	(1.000%	)	2.417%		(3,700,000)	Quarterly	224,926	279,165	(54,239)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	6/20/2029	(5.000%	)	2.938%		(3,300,000)	Quarterly	(286,680)	(222,517)	(64,163)
CDX North America High Yield Index Series 41 5.000%, 12/20/2028	12/20/2028	(5.000%	)	3.118%		(13,860,000)	Quarterly	(1,018,755)	(64,795)	(953,960)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Centrica PLC 4.375%, 03/13/2029	6/20/2029	(1.000%	)	0.631%	EUR	(3,000,000)	Quarterly	$(57,454)	$(52,395)	$(5,059)
CVS Health Corp. 2.625%, 08/15/2024	6/20/2029	(1.000%	)	0.403%	$	(3,300,000)	Quarterly	(91,828)	(85,989)	(5,839)
Deutsche Lufthansa AG 0.250%, 09/06/2024	6/20/2029	(1.000%	)	1.071%	EUR	(3,000,000)	Quarterly	10,878	36,854	(25,976)
Devon Energy Corp. 7.950%, 04/15/2032	6/20/2029	(1.000%	)	0.833%	$	(3,500,000)	Quarterly	(27,199)	(2,579)	(24,620)
EDP Finance BV 2.000%, 04/22/2025	6/20/2029	(1.000%	)	0.511%	EUR	(3,050,000)	Quarterly	(77,787)	(66,357)	(11,430)
Engie SA 1.500%, 03/27/2028	6/20/2029	(1.000%	)	0.396%		(2,900,000)	Quarterly	(91,733)	(91,105)	(628)
Exelon Corp. 3.400%, 04/15/2026	6/20/2029	(1.000%	)	0.338%	$	(3,000,000)	Quarterly	(92,453)	(86,305)	(6,148)
Expedia Group, Inc. 6.250%, 05/01/2025	6/20/2029	(1.000%	)	0.701%		(1,950,000)	Quarterly	(27,024)	(15,094)	(11,930)
FirstEnergy Corp. 7.375%, 11/15/2031	6/20/2029	(1.000%	)	0.538%		(3,000,000)	Quarterly	(64,521)	(59,083)	(5,438)
Ford Motor Co. 4.346%, 12/08/2026	6/20/2029	(5.000%	)	1.410%		(2,800,000)	Quarterly	(448,815)	(424,915)	(23,900)
Hapag-Lloyd AG 2.500%, 04/15/2028	6/20/2029	(5.000%	)	2.672%	EUR	(1,400,000)	Quarterly	(154,683)	(166,154)	11,471
HP, Inc. 3.000%, 06/17/2027	6/20/2029	(1.000%	)	0.658%	$	(3,300,000)	Quarterly	(52,639)	(39,927)	(12,712)
ING Groep NV 1.125%, 02/14/2025	6/20/2029	(1.000%	)	0.513%	EUR	(2,900,000)	Quarterly	(73,556)	(63,030)	(10,526)
International Game Technology PLC 3.500%, 06/15/2026	6/20/2029	(5.000%	)	1.144%		(2,500,000)	Quarterly	(488,073)	(503,040)	14,967
International Paper Co. 5.000%, 09/15/2035	6/20/2029	(1.000%	)	0.504%	$	(3,300,000)	Quarterly	(75,334)	(73,773)	(1,561)
ITV PLC 1.375%, 09/26/2026	6/20/2029	(5.000%	)	0.981%	EUR	(2,600,000)	Quarterly	(533,630)	(525,932)	(7,698)
Kroger Co. 4.500%, 01/15/2029	6/20/2029	(1.000%	)	0.400%	$	(3,200,000)	Quarterly	(89,623)	(75,836)	(13,787)
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028	6/20/2029	(1.000%	)	0.837%		(2,000,000)	Quarterly	(15,663)	(12,832)	(2,831)
McKesson Corp. 7.650%, 03/01/2027	6/20/2029	(1.000%	)	0.385%		(2,000,000)	Quarterly	(57,232)	(55,448)	(1,784)
MGM Resorts International 5.750%, 06/15/2025	6/20/2029	(5.000%	)	1.693%		(3,100,000)	Quarterly	(451,619)	(421,253)	(30,366)
NatWest Group PLC 4.067%, 09/06/2028	6/20/2029	(1.000%	)	0.620%	EUR	(3,100,000)	Quarterly	(60,978)	(46,754)	(14,224)
Newell Brands, Inc. 5.700%, 04/01/2026	6/20/2029	(1.000%	)	3.683%	$	(4,000,000)	Quarterly	437,119	469,182	(32,063)
Olin Corp. 5.125%, 09/15/2027	6/20/2029	(1.000%	)	1.161%		(3,500,000)	Quarterly	25,688	61,491	(35,803)
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	6/20/2029	(1.000%	)	0.399%		(3,500,000)	Quarterly	(98,347)	(91,538)	(6,809)
PG&E Corp. 5.000%, 07/01/2028	6/20/2029	(5.000%	)	1.851%		(2,500,000)	Quarterly	(344,923)	(340,316)	(4,607)
PostNL NV 1.000%, 11/21/2024	6/20/2029	(1.000%	)	1.221%	EUR	(3,100,000)	Quarterly	34,696	44,437	(9,741)
Prudential Funding Asia PLC 5.875%, 05/11/2029	6/20/2029	(1.000%	)	0.575%		(3,000,000)	Quarterly	(66,405)	(54,775)	(11,630)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Realogy Group LLC / Realogy Co-Issuer Corp. 5.250%, 04/15/2030	6/20/2029	(5.000%	)	10.481%	$	(2,500,000)	Quarterly	$436,682	$343,750	$92,932
Rentokil Initial PLC 0.875%, 05/30/2026	6/20/2029	(1.000%	)	0.541%	EUR	(3,000,000)	Quarterly	(71,885)	(63,432)	(8,453)
Sirius XM Radio, Inc. 5.500%, 07/01/2029	6/20/2029	(5.000%	)	2.033%	$	(3,100,000)	Quarterly	(400,933)	(381,422)	(19,511)
Southwest Airlines Co. 5.125%, 06/15/2027	6/20/2029	(1.000%	)	0.861%		(3,300,000)	Quarterly	(20,976)	(41,329)	20,353
Standard Chartered PLC 4.050%, 04/12/2026	6/20/2029	(1.000%	)	0.628%	EUR	(3,000,000)	Quarterly	(57,892)	(41,202)	(16,690)
Stora Enso Oyj 2.500%, 06/07/2027	6/20/2029	(5.000%	)	0.751%		(2,500,000)	Quarterly	(547,637)	(542,187)	(5,450)
Target Corp. 2.500%, 04/15/2026	6/20/2029	(1.000%	)	0.282%	$	(2,500,000)	Quarterly	(83,314)	(80,297)	(3,017)
Telenor ASA 2.625%, 12/06/2024	6/20/2029	(1.000%	)	0.226%	EUR	(3,050,000)	Quarterly	(124,249)	(121,125)	(3,124)
Telia Co. AB 3.000%, 09/07/2027	6/20/2029	(1.000%	)	0.236%		(3,000,000)	Quarterly	(120,796)	(116,280)	(4,516)
Tenet Healthcare Corp. 6.875%, 11/15/2031	6/20/2029	(5.000%	)	1.455%	$	(2,000,000)	Quarterly	(314,874)	(306,756)	(8,118)
thyssenkrupp AG 2.500%, 02/25/2025	6/20/2029	(1.000%	)	1.350%	EUR	(3,200,000)	Quarterly	55,942	119,506	(63,564)
Tyson Foods, Inc. 3.550%, 06/02/2027	6/20/2029	(1.000%	)	0.589%	$	(3,500,000)	Quarterly	(67,318)	(54,571)	(12,747)
United Rentals North America, Inc. 3.875%, 02/15/2031	6/20/2029	(5.000%	)	0.848%		(3,050,000)	Quarterly	(578,868)	(573,901)	(4,967)
Valeo SE 1.625%, 03/18/2026	6/20/2029	(1.000%	)	1.777%	EUR	(3,200,000)	Quarterly	121,812	195,311	(73,499)
Valero Energy Corp. 8.750%, 06/15/2030	6/20/2029	(1.000%	)	0.528%	$	(3,200,000)	Quarterly	(70,305)	(55,127)	(15,178)
Vodafone Group PLC 1.875%, 09/11/2025	6/20/2029	(1.000%	)	0.623%	EUR	(3,000,000)	Quarterly	(58,802)	(58,102)	(700)
Whirlpool Corp. 4.750%, 02/26/2029	6/20/2029	(1.000%	)	1.281%	$	(3,600,000)	Quarterly	44,114	89,827	(45,713)
WPP Finance SA 2.250%, 09/22/2026	6/20/2029	(1.000%	)	0.714%	EUR	(3,000,000)	Quarterly	(44,217)	(42,258)	(1,959)
Xerox Corp. 3.800%, 05/15/2024	6/20/2029	(1.000%	)	3.163%	$	(3,000,000)	Quarterly	269,334	270,648	(1,314)

Total Buy Protection								$(8,819,346)	$(6,947,296)	$(1,872,050)

Sell Protection
Accor SA 1.750%, 02/04/2026	6/20/2029	1.000%		0.663%	EUR	3,000,000	Quarterly	$52,546	$30,157	$22,389
Airbus SE 0.875%, 05/13/2026	6/20/2029	1.000%		0.341%		2,900,000	Quarterly	100,270	94,206	6,064
Ally Financial, Inc. 5.800%, 05/01/2025	6/20/2029	5.000%		1.382%	$	1,500,000	Quarterly	243,025	226,923	16,102
American Airlines Group, Inc. 3.750%, 03/01/2025	6/20/2029	5.000%		4.408%		3,250,000	Quarterly	76,314	42,837	33,477
ArcelorMittal SA 1.750%, 11/19/2025	6/20/2029	5.000%		1.405%	EUR	3,000,000	Quarterly	540,875	529,371	11,504
Assicurazioni Generali SpA 5.125%, 09/16/2024	6/20/2029	1.000%		0.627%		3,100,000	Quarterly	60,042	57,664	2,378

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Banco Santander SA 5.780%, 02/17/2028	6/20/2029	1.000%	0.715%	EUR	3,200,000	Quarterly	$94,969	$33,226	$61,743
Bank of America Corp. 3.500%, 04/19/2026	6/20/2029	1.000%	0.549%	$	3,200,000	Quarterly	66,220	58,350	7,870
Baxter International, Inc. 2.600%, 08/15/2026	12/20/2028	1.000%	0.530%		700,000	Quarterly	13,917	3,411	10,506
BP Capital Markets PLC 2.972%, 02/27/2026	6/20/2029	1.000%	0.514%	EUR	1,500,000	Quarterly	37,947	34,204	3,743
DaVita, Inc. 4.625%, 06/01/2030	6/20/2029	5.000%	1.307%	$	3,000,000	Quarterly	493,287	468,564	24,723
Delta Air Lines, Inc. 7.375%, 01/15/2026	6/20/2029	5.000%	1.420%		3,000,000	Quarterly	479,645	454,017	25,628
Deutsche Bank AG 4.000%, 06/24/2032	6/20/2029	1.000%	1.086%	EUR	3,000,000	Quarterly	(13,114)	(48,636)	35,522
DR Horton, Inc. 1.400%, 10/15/2027	6/20/2029	1.000%	0.441%	$	1,900,000	Quarterly	49,390	44,206	5,184
Elis SA 2.875%, 02/15/2026	6/20/2029	5.000%	1.061%	EUR	2,900,000	Quarterly	580,643	598,746	(18,103)
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2029	1.000%	0.647%	$	3,200,000	Quarterly	52,067	44,361	7,706
Enel SpA 5.250%, 05/20/2024	6/20/2029	1.000%	0.592%	EUR	3,000,000	Quarterly	63,630	58,711	4,919
Freeport-McMoRan, Inc. 5.000%, 09/01/2027	6/20/2029	1.000%	1.051%	$	3,500,000	Quarterly	(7,915)	(31,157)	23,242
General Electric Co. 6.750%, 03/15/2032	6/20/2029	1.000%	0.360%		3,300,000	Quarterly	98,711	90,198	8,513
General Motors Co. 4.200%, 10/01/2027	6/20/2029	5.000%	1.068%		2,500,000	Quarterly	444,598	441,335	3,263
Glencore Finance Europe Ltd. 1.750%, 03/17/2025	6/20/2029	5.000%	1.158%	EUR	2,500,000	Quarterly	486,630	485,192	1,438
Goldman Sachs Group, Inc. 7.331%, 10/28/2027	6/20/2029	1.000%	0.594%	$	3,200,000	Quarterly	59,524	51,864	7,660
Hapag-Lloyd AG 2.500%, 04/15/2028	6/20/2029	5.000%	2.672%	EUR	1,400,000	Quarterly	154,683	166,763	(12,080)
Heidelberg Materials AG 2.250%, 06/03/2024	6/20/2029	5.000%	0.709%		2,500,000	Quarterly	551,631	539,966	11,665
Holcim AG 1.000%, 12/11/2024	6/20/2029	1.000%	0.653%		2,900,000	Quarterly	52,096	40,489	11,607
Host Hotels & Resorts LP 3.375%, 12/15/2029	6/20/2029	1.000%	0.810%	$	3,500,000	Quarterly	30,294	15,691	14,603
Howmet Aerospace, Inc. 5.125%, 10/01/2024	6/20/2029	1.000%	0.727%		3,200,000	Quarterly	42,083	48,520	(6,437)
International Business Machines Corp. 3.500%, 05/15/2029	6/20/2029	1.000%	0.356%		3,500,000	Quarterly	105,757	105,092	665
KB Home 6.875%, 06/15/2027	6/20/2029	5.000%	1.261%		3,000,000	Quarterly	504,450	495,048	9,402
Koninklijke KPN NV 5.625%, 09/30/2024	6/20/2029	1.000%	0.444%	EUR	3,000,000	Quarterly	87,161	84,097	3,064
Lennar Corp. 4.750%, 11/29/2027	6/20/2029	5.000%	0.639%	$	2,800,000	Quarterly	562,683	554,584	8,099
Lincoln National Corp. 3.350%, 03/09/2025	6/20/2029	1.000%	1.273%		3,400,000	Quarterly	(41,732)	(67,622)	25,890

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Marks & Spencer PLC 6.000%, 06/12/2025	6/20/2029	1.000%	0.967%	EUR	3,000,000	Quarterly	$5,101	$(15,947)	$21,048
Marriott International, Inc. 3.125%, 06/15/2026	6/20/2029	1.000%	0.481%	$	3,000,000	Quarterly	72,429	75,507	(3,078)
Mediobanca Banca di Credito Finanziario SpA 1.125%, 04/23/2025	6/20/2029	1.000%	0.648%	EUR	3,000,000	Quarterly	12,918	51,209	(38,291)
MetLife, Inc. 3.600%, 11/13/2025	6/20/2029	1.000%	0.628%	$	3,200,000	Quarterly	55,500	46,992	8,508
MGIC Investment Corp. 5.250%, 08/15/2028	6/20/2029	5.000%	0.796%		2,800,000	Quarterly	539,953	535,604	4,349
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2029	1.000%	0.386%		3,200,000	Quarterly	91,569	92,589	(1,020)
Nabors Industries, Inc. 5.750%, 02/01/2025	6/20/2029	1.000%	5.918%		4,000,000	Quarterly	(729,464)	(745,333)	15,869
Navient Corp. 5.500%, 03/15/2029	6/20/2029	5.000%	2.589%		3,300,000	Quarterly	340,877	255,438	85,439
Netflix, Inc. 4.875%, 06/15/2030	6/20/2029	5.000%	0.328%		2,800,000	Quarterly	611,383	619,232	(7,849)
Next Group PLC 3.625%, 05/18/2028	6/20/2029	1.000%	0.514%	EUR	3,000,000	Quarterly	76,147	58,425	17,722
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2029	1.000%	4.341%	$	4,000,000	Quarterly	(531,269)	(535,000)	3,731
NRG Energy, Inc. 5.750%, 01/15/2028	6/20/2029	5.000%	1.337%		3,000,000	Quarterly	490,839	453,155	37,684
Occidental Petroleum Corp. 5.550%, 03/15/2026	6/20/2029	1.000%	0.793%		3,650,000	Quarterly	35,080	23,658	11,422
Pearson Funding PLC 1.375%, 05/06/2025	6/20/2029	1.000%	0.511%	EUR	3,000,000	Quarterly	76,294	82,128	(5,834)
Pitney Bowes, Inc. 7.250%, 03/15/2029	6/20/2029	1.000%	5.825%	$	2,300,000	Quarterly	(413,687)	(552,000)	138,313
Premier Foods Finance PLC 3.500%, 10/15/2026	6/20/2029	5.000%	1.719%	EUR	1,500,000	Quarterly	243,715	261,976	(18,261)
Prudential Financial, Inc. 3.878%, 03/27/2028	6/20/2029	1.000%	0.634%	$	3,300,000	Quarterly	55,562	43,501	12,061
PulteGroup, Inc. 7.875%, 06/15/2032	6/20/2029	5.000%	0.654%		2,700,000	Quarterly	540,433	535,296	5,137
Radian Group, Inc. 4.500%, 10/01/2024	6/20/2029	5.000%	0.981%		2,700,000	Quarterly	492,705	465,712	26,993
Renault SA 1.000%, 11/28/2025	6/20/2029	1.000%	1.155%	EUR	3,000,000	Quarterly	(23,402)	(80,515)	57,113
Rolls-Royce PLC 0.875%, 05/09/2024	6/20/2029	1.000%	0.837%		3,500,000	Quarterly	29,434	1,824	27,610
Royal Caribbean Cruises Ltd. 3.700%, 03/15/2028	6/20/2029	5.000%	1.414%	$	3,000,000	Quarterly	480,187	435,586	44,601
Sherwin-Williams Co. 2.950%, 08/15/2029	6/20/2029	1.000%	0.482%		3,200,000	Quarterly	77,256	73,532	3,724
Simon Property Group LP 2.650%, 07/15/2030	6/20/2029	1.000%	0.647%		3,600,000	Quarterly	58,106	44,234	13,872
Societe Generale SA 4.207%, 03/24/2027	6/20/2029	1.000%	0.752%	EUR	3,000,000	Quarterly	79,962	26,224	53,738

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Stellantis NV 2.000%, 03/20/2025	6/20/2029	5.000%	0.959%	EUR	2,600,000	Quarterly	$536,433	$540,888	$(4,455)
Swiss Reinsurance Co. Ltd. 0.750%, 01/21/2027	6/20/2029	1.000%	0.398%		3,000,000	Quarterly	94,536	93,425	1,111
Telecom Italia SpA 3.000%, 09/30/2025	6/20/2029	1.000%	2.162%		3,200,000	Quarterly	(180,692)	(175,332)	(5,360)
Telefonaktiebolaget LM Ericsson 1.125%, 02/08/2027	6/20/2029	1.000%	1.144%		2,300,000	Quarterly	(16,892)	(25,971)	9,079
Telefonica Emisiones SA 1.528%, 01/17/2025	6/20/2029	1.000%	0.655%		3,000,000	Quarterly	53,620	48,994	4,626
Toll Brothers Finance Corp. 4.350%, 02/15/2028	6/20/2029	1.000%	0.793%	$	3,400,000	Quarterly	32,418	21,051	11,367
Transocean, Inc. 8.000%, 02/01/2027	6/20/2029	1.000%	3.781%		2,000,000	Quarterly	(224,513)	(245,000)	20,487
UniCredit SpA 2.125%, 10/24/2026	6/20/2029	1.000%	0.650%	EUR	3,000,000	Quarterly	54,095	49,233	4,862
United Airlines Holdings, Inc. 4.875%, 01/15/2025	6/20/2029	5.000%	3.512%	$	3,200,000	Quarterly	192,890	186,510	6,380
Verizon Communications, Inc. 4.125%, 03/16/2027	6/20/2029	1.000%	0.624%		3,300,000	Quarterly	60,111	53,328	6,783
Volkswagen International Finance NV 5.472%, 11/16/2024	6/20/2029	1.000%	0.859%	EUR	3,000,000	Quarterly	21,726	19,205	2,521
Volvo Treasury AB 1.625%, 05/26/2025	6/20/2029	1.000%	0.442%		3,000,000	Quarterly	87,485	86,516	969
Wendel SE 1.375%, 04/26/2026	6/20/2029	5.000%	0.614%		2,300,000	Quarterly	523,370	517,859	5,511
Williams Cos, Inc. 4.550%, 06/24/2024	6/20/2029	1.000%	0.685%	$	3,400,000	Quarterly	49,355	47,546	1,809
Xerox Corp. 3.800%, 05/15/2024	6/20/2029	1.000%	3.163%		3,000,000	Quarterly	(269,333)	(301,343)	32,010
Yum! Brands, Inc. 3.625%, 03/15/2031	6/20/2029	1.000%	0.635%		3,300,000	Quarterly	54,643	43,817	10,826
Zurich Insurance Co. Ltd. 0.500%, 12/18/2024	6/20/2029	1.000%	0.434%	EUR	3,000,000	Quarterly	88,752	88,525	227

Total Sell Protection							$10,047,959	$9,052,656	$995,303

Total							$1,228,613	$2,105,360	$(876,747)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 41.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2024 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
iBoxx USD Liquid High Yield Index USD	6/20/2024	JPMorgan Chase Bank N.A.	Receives	SOFR	$	30,000,000	Quarterly	$(32,378)	$—	$(32,378)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT March 31, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbott Laboratories	Morgan Stanley & Co.	$125.00	4/19/2024	(2)	$(22,732)	$(24)	$(205)	$181
Abbvie, Inc.	Morgan Stanley & Co.	185.00	4/19/2024	(2)	(36,420)	(262)	(445)	183
Apple, Inc.	Morgan Stanley & Co.	190.00	4/19/2024	(1)	(17,148)	(11)	(227)	216
Coca-cola Co./the	Morgan Stanley & Co.	62.50	4/19/2024	(3)	(18,354)	(60)	(131)	71
Comcast Corp.	Morgan Stanley & Co.	45.00	4/19/2024	(9)	(39,015)	(216)	(394)	178
Emerson Electric Co.	Morgan Stanley & Co.	110.00	4/19/2024	(1)	(11,342)	(410)	(143)	(267)
Fastenal Co.	Morgan Stanley & Co.	77.50	4/19/2024	(2)	(15,428)	(370)	(168)	(202)
Jpmorgan Chase & Co.	Morgan Stanley & Co.	190.00	4/19/2024	(1)	(20,030)	(1,105)	(253)	(852)
Merck & Co., Inc.	Morgan Stanley & Co.	135.00	4/19/2024	(1)	(13,195)	(87)	(114)	27
Microchip Technology, Inc.	Morgan Stanley & Co.	92.50	4/19/2024	(3)	(26,913)	(435)	(266)	(169)
Morgan Stanley	Morgan Stanley & Co.	92.50	4/19/2024	(1)	(9,416)	(360)	(102)	(258)
Procter & Gamble Co./the	Morgan Stanley & Co.	165.00	4/19/2024	(2)	(32,450)	(264)	(347)	83
Qualcomm, Inc.	Morgan Stanley & Co.	170.00	4/19/2024	(2)	(33,860)	(810)	(421)	(389)
Starbucks Corp.	Morgan Stanley & Co.	100.00	4/19/2024	(3)	(27,417)	(21)	(305)	284
United Parcel Service, Inc.	Morgan Stanley & Co.	155.00	4/19/2024	(1)	(14,863)	(81)	(260)	179
Walmart, Inc.	Morgan Stanley & Co.	61.67	4/19/2024	(1)	(6,017)	(28)	(61)	33

Total Written Options						$(4,544)	$(3,842)	$(702)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$223

Materials: 0.0%
563	Yak Blocker 2 LLC*	1,128
609	Yak Blocker 2 LLC*	1,221
2,411	Yak Blocker 2 LLC*	2,378
8,444	Yak Blocker 2 LLC*	8,328
22,605	Yak Blocker 2 LLC*	22,295

		35,350

TOTAL COMMON STOCKS (Cost $71,500)		35,573

PREFERRED STOCKS: 2.0%
Financials: 2.0%
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	43,620
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	213,155
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	722,240
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	540,540
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 12/15/2025(a)	37,720
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029*	623,250

TOTAL PREFERRED STOCKS (Cost $2,336,149)		2,180,525

Principal Amount^		Value
ASSET-BACKED SECURITIES: 19.4%
	AASET Trust
220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	107,680
138,939	Series 2020-1A-B 4.335%, 01/16/2040(b)	78,177
	AASET U.S. Ltd.
80,240	Series 2018-2A-A 4.454%, 11/18/2038(b)	70,964
	ABPCI Direct Lending Fund ABS I Ltd.
104,427	Series 2020-1A-B 4.935%, 12/20/2030(b)	99,423
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 10.079%, 04/20/2032(b)(c) 3 mo. USD Term SOFR + 4.762%	247,649
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 9.641%, 10/30/2035(b)(c) 3 mo. USD Term SOFR + 4.200%	255,397

Principal Amount^		Value
	ABPCI Direct Lending Fund IX LLC
$500,000	Series 2020-9A-BR 8.081%, 11/18/2031(b)(c) 3 mo. USD Term SOFR + 2.762%	$493,272
	ACRES Commercial Realty Ltd.
250,000	Series 2021-FL1-AS 7.040%, 06/15/2036(b)(c) 1 mo. USD Term SOFR + 1.714%	245,727
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(b)	291,417
	Aligned Data Centers Issuer LLC
100,000	Series 2021-1A-B 2.482%, 08/15/2046(b)	89,518
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	212,974
	Applebee’s Funding LLC/IHOP Funding LLC
297,000	Series 2019-1A-A2II 4.723%, 06/05/2049(b)	286,098
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(d)	603,050
	Atlas Senior Loan Fund IX Ltd.
288,984	Series 2018-9A-C 7.379%, 04/20/2028(b)(c) 3 mo. USD Term SOFR + 2.062%	288,694
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(b)	97,017
	Business Jet Securities LLC
39,670	Series 2020-1A-B 3.967%, 11/15/2035(b)	38,351
268,081	Series 2022-1A-B 5.192%, 06/15/2037(b)	248,122
	CARS-DB4 LP
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	212,275
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	167,909
	CARS-DB7 LP
99,375	Series 2023-1A-A2 6.500%, 09/15/2053(b)	99,124
320,000	Series 2023-1A-B 7.750%, 09/15/2053(b)	319,389
	Castlelake Aircraft Securitization Trust
42,223	Series 2018-1-A 4.125%, 06/15/2043(b)	38,534
	Castlelake Aircraft Structured Trust
69,103	Series 2021-1A-B 6.656%, 01/15/2046(b)	64,179
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 9.464%, 09/13/2035(b)(c) 3 mo. USD Term SOFR + 4.150%	248,675
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 9.296%, 01/15/2036(b)(c) 3 mo. USD Term SOFR + 4.200%	249,877

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Cerberus Loan Funding XLV LLC
$250,000	Series 2024-1A-C 8.469%, 04/15/2036(b)(c) 3 mo. USD Term SOFR + 3.150%	$250,509
	CHCP Ltd.
100,000	Series 2021-FL1-D 8.441%, 02/15/2038(b)(c) 1 mo. USD Term SOFR + 3.114%	97,775
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 8.679%, 04/20/2030(b)(c) 3 mo. USD Term SOFR + 3.362%	250,262
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(b)	330,645
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(d)	192,235
	Elm Trust
67,463	Series 2020-4A-B 3.866%, 10/20/2029(b)	62,874
	Falcon Aerospace Ltd.
128,123	Series 2017-1-B 6.300%, 02/15/2042(b)	114,350
	First Franklin Mortgage Loan Trust
421,060	Series 2006-FF16-2A4 5.864%, 12/25/2036(c) 1 mo. USD Term SOFR + 0.534%	176,281
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(b)	142,660
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(b)	95,356
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 7.376%, 10/15/2033(b)(c) 3 mo. USD Term SOFR + 2.062%	247,984
	FS Rialto Issuer LLC
100,000	Series 2022-FL5-C 9.248%, 06/19/2037(b)(c) 1 mo. USD Term SOFR + 3.922%	99,268
100,000	Series 2022-FL6-C 9.556%, 08/17/2037(b)(c) 1 mo. USD Term SOFR + 4.230%	100,082
	GAIA Aviation Ltd.
179,376	Series 2019-1-A 3.967%, 12/15/2044(b)(e)	167,495
144,422	Series 2019-1-B 5.193%, 12/15/2044(b)(e)	128,536
	GoldenTree Loan Management U.S. CLO 1 Ltd.
250,000	Series 2021-9A-D 8.479%, 01/20/2033(b)(c) 3 mo. USD Term SOFR + 3.162%	250,485

Principal Amount^		Value
	GoldentTree Loan Management U.S. CLO 1 Ltd.
$250,000	Series 2021-9A-CR 7.770%, 04/20/2037(b)(c)(f) 3 mo. USD Term SOFR + 2.400%	$250,625
250,000	Series 2021-9A-DR 8.740%, 04/20/2037(b)(c)(f) 3 mo. USD Term SOFR + 3.350%	250,937
	Golub Capital Partners ABS Funding Ltd.
92,818	Series 2020-1A-B 4.496%, 01/22/2029(b)	87,721
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 0.000%, 04/20/2037(b)(c)(f) 3 mo. USD Term SOFR + 3.050%	250,000
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(b)	675,676
	IP Lending X Ltd.
220,000	Series 2023-10A-SNR 7.750%, 07/02/2029(b)	223,300
	Jersey Mike’s Funding
99,500	Series 2021-1A-A2I 2.891%, 02/15/2052(b)	91,501
	JOL Air Ltd.
159,893	Series 2019-1-A 3.967%, 04/15/2044(b)	146,509
	KDAC Aviation Finance Ltd.
145,591	Series 2017-1A-A 4.212%, 12/15/2042(b)	125,593
	KREF Ltd.
100,000	Series 2021-FL2-AS 6.740%, 02/15/2039(b)(c) 1 mo. USD Term SOFR + 1.414%	96,686
	LCCM Trust
150,000	Series 2021-FL3-C 8.040%, 11/15/2038(b)(c) 1 mo. USD Term SOFR + 2.714%	143,977
	LCM 35 Ltd.
520,000	Series 35A-SUB 0.000%, 10/15/2034(b)(d)	309,139
	LCM 37 Ltd.
300,000	Series 37A-SUB 0.000%, 04/15/2034(b)(d)	186,000
	LCM 39 Ltd.
250,000	Series 39A-E 14.144%, 10/15/2034(b)(c) 3 mo. USD Term SOFR + 8.830%	251,064
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 8.419%, 01/17/2037(b)(c) 30 day USD SOFR Average + 3.100%	184,675

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	LoanCore Issuer Ltd.
$100,000	Series 2021-CRE5-D 8.440%, 07/15/2036(b)(c) 1 mo. USD Term SOFR + 3.114%	$94,053
100,000	Series 2021-CRE6-D 8.290%, 11/15/2038(b)(c) 1 mo. USD Term SOFR + 2.964%	87,879
	Madison Park Funding Ltd.
250,000	Series 2024-58A-D 9.030%, 04/25/2037(b)(c)(f) 3 mo. USD Term SOFR + 3.650%	250,937
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 8.571%, 04/19/2033(b)(c) 3 mo. USD Term SOFR + 3.262%	250,291
	MAPS Trust
110,534	Series 2021-1A-A 2.521%, 06/15/2046(b)	98,572
	MCA Fund Holding LLC
127,836	Series 2020-1-B 4.247%, 11/15/2035(b)	118,158
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 7.776%, 07/15/2029(b)(c) 3 mo. USD Term SOFR + 2.462%	500,396
	Monroe Capital ABS Funding Ltd.
159,530	Series 2021-1A-A2 2.815%, 04/22/2031(b)	155,270
	Monroe Capital Income Plus ABS Funding LLC
140,000	Series 2022-1A-B 5.150%, 04/30/2032(b)	122,481
	Morgan Stanley ABS Capital I, Inc. Trust
260,239	Series 2006-HE8-A2D 5.664%, 10/25/2036(c) 1 mo. USD Term SOFR + 0.334%	112,940
343,114	Series 2007-HE4-A2C 5.674%, 02/25/2037(c) 1 mo. USD Term SOFR + 0.344%	113,409
	Morgan Stanley IXIS Real Estate Capital Trust
528,471	Series 2006-2-A3 5.594%, 11/25/2036(c) 1 mo. USD Term SOFR + 0.264%	172,150
343,506	Series 2006-2-A4 5.664%, 11/25/2036(c) 1 mo. USD Term SOFR + 0.334%	111,896
	Nassau CFO LLC
118,166	Series 2019-1-A 3.980%, 08/15/2034(b)	113,541
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(b)(d)	180,319

Principal Amount^		Value
	Newtek Small Business Loan Trust
$42,587	Series 2018-1-A 7.950%, 02/25/2044(b)(c) U.S. (Fed) Prime Rate - 0.550%	$42,283
19,358	Series 2018-1-B 9.250%, 02/25/2044(b)(c) U.S. (Fed) Prime Rate + 0.750%	19,258
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 9.856%, 01/25/2032(b)(c) 3 mo. USD Term SOFR + 4.532%	250,251
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(b)	339,879
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(b)	341,168
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 9.593%, 02/20/2036(b)(c) 3 mo. USD Term SOFR + 4.250%	251,346
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 7.740%, 04/20/2036(b)(c)(f) 3 mo. USD Term SOFR + 2.350%	250,357
	Owl Rock CLO XIII LLC
250,000	Series 2023-13A-B 8.683%, 09/20/2035(b)(c) 3 mo. USD Term SOFR + 3.350%	252,651
	Owl Rock CLO XVI
250,000	Series 2024-16A-C 8.622%, 04/20/2036(b)(c) 3 mo. USD Term SOFR + 3.300%	250,431
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(b)	398,588
	Oxford Finance Funding LLC
88,948	Series 2020-1A-B 4.037%, 02/15/2028(b)	85,397
	Oxford Finance Funding Trust
200,000	Series 2023-1A-B 7.879%, 02/15/2031(b)	195,216
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(d)	132,310
250,000	Series 2021-3A-C 8.079%, 07/20/2029(b)(c) 3 mo. USD Term SOFR + 2.762%	250,260
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(b)(d)	131,213
250,000	Series 2023-2A-B 8.050%, 01/25/2032(b)(c) 3 mo. USD Term SOFR + 2.700%	250,228

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	PennantPark CLO II Ltd.
$250,000	Series 2020-2A-D 12.076%, 01/15/2032(b)(c) 3 mo. USD Term SOFR + 6.762%	$250,550
	ReadyCap Lending Small Business Loan Trust
46,752	Series 2019-2-A 8.000%, 12/27/2044(b)(c) U.S. (Fed) Prime Rate - 0.500%	46,813
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	234,056
	Saluda Grade Alternative Mortgage Trust
95,396	Series 2023-FIG4-B 7.115%, 11/25/2053(b)(d)	96,658
	Sapphire Aviation Finance I Ltd.
55,505	Series 2018-1A-A 4.250%, 03/15/2040(b)	51,007
	Sapphire Aviation Finance II Ltd.
190,852	Series 2020-1A-B 4.335%, 03/15/2040(b)	145,568
	SERVPRO Master Issuer LLC
191,500	Series 2019-1A-A2 3.882%, 10/25/2049(b)	181,928
	Sonic Capital LLC
192,833	Series 2020-1A-A2I 3.845%, 01/20/2050(b)	182,893
48,208	Series 2020-1A-A2II 4.336%, 01/20/2050(b)	45,018
	Sprite Ltd.
175,357	Series 2021-1-A 3.750%, 11/15/2046(b)	163,122
	Stack Infrastructure Issuer LLC
250,000	Series 2020-1A-A2 1.893%, 08/25/2045(b)	235,709
	Start Ltd.
110,754	Series 2018-1-A 4.089%, 05/15/2043(b)	101,998
	STWD Ltd.
100,000	Series 2022-FL3-D 8.069%, 11/15/2038(b)(c) 30 day USD SOFR Average + 2.750%	91,551
	Sunbird Engine Finance LLC
155,512	Series 2020-1A-B 4.703%, 02/15/2045(b)	119,728
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(b)	99,254
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.000%, 04/22/2035(b)(d)	462,728
	Taco Bell Funding LLC
187,500	Series 2016-1A-A23 4.970%, 05/25/2046(b)	184,938
	Thrust Engine Leasing DAC
388,793	Series 2021-1A-B 6.121%, 07/15/2040(b)	360,159

Principal Amount^		Value
	Vault DI Issuer LLC
$250,000	Series 2021-1A-A2 2.804%, 07/15/2046(b)	$218,892
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(b)	216,768
	VCP RRL ABS I Ltd.
61,110	Series 2021-1A-C 5.425%, 10/20/2031(b)	55,138
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(d)	2,513
	Willis Engine Structured Trust VII
242,031	Series 2023-A-A 8.000%, 10/15/2048(b)	254,143

TOTAL ASSET-BACKED SECURITIES (Cost $22,180,722)		20,857,952

BANK LOANS: 16.0%
	24-7 Intouch, Inc.
99,213	10.180%, 08/25/2025(c) 1 mo. USD Term SOFR + 4.750%	96,732
	AccurideCorp.
37,253	12.201%, 05/18/2026(c)(g) 1 mo. USD Term SOFR + 5.250% Cash, 5.870% PIK	29,243
	Advisor Group, Inc.
99,750	9.827%, 08/17/2028(c) 1 mo. USD Term SOFR + 4.500%	100,255
	Aegion Corp.
99,774	9.580%, 05/17/2028(c) 1 mo. USD Term SOFR + 4.250%	100,274
	AHP Health Partners, Inc.
553,780	8.942%, 08/24/2028(c) 1 mo. USD Term SOFR + 3.500%	555,511
	AL NGPL Holdings LLC
291,746	8.570%, 04/13/2028(c) 3 mo. USD Term SOFR + 3.250%	293,022
	Allen Media LLC
507,541	10.959%, 02/10/2027(c) 3 mo. USD Term SOFR + 5.500%	444,890
	AllSpring Buyer LLC
152,675	9.313%, 11/01/2028(c) 3 mo. USD Term SOFR + 4.000%	152,880
	Alterra Mountain Co.
100,000	0.000%, 05/31/2030(h)	100,625
	American Airlines, Inc.
595,000	10.329%, 04/20/2028(c) 3 mo. USD Term SOFR + 4.750%	618,925
	Anchor Packaging, Inc.
99,219	8.930%, 07/18/2026(c) 1 mo. USD Term SOFR + 3.500%	99,358

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	API Holdings III Corp.
$7,566	12.309%, 03/25/2027(c)(g) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	$7,366
	API Holdings III LLC
98,980	6.309%, 05/10/2027(c) 1 mo. USD Term SOFR + 1.000%	61,368
	Apttus Corp.
99,237	9.445%, 05/08/2028(c) 1 mo. USD Term SOFR + 4.000%	99,469
	AqGen Island Holdings, Inc.
99,738	8.945%, 08/02/2028(c) 1 mo. USD Term SOFR + 3.500%	99,501
	Arcline FM Holdings LLC
49,872	10.321%, 06/23/2028(c) 3 mo. USD Term SOFR + 4.750%	49,966
	Aretec Group, Inc.
99,499	9.927%, 08/09/2030(c) 1 mo. USD Term SOFR + 4.500%	100,183
	Aston FinCo SARL
96,000	9.692%, 10/09/2026(c) 1 mo. USD Term SOFR + 4.250%	86,425
	Asurion LLC
99,248	9.677%, 08/19/2028(c) 1 mo. USD Term SOFR + 4.250%	96,023
	Athenahealth Group, Inc.
372,251	8.580%, 02/15/2029(c) 1 mo. USD Term SOFR + 3.250%	369,664
	Atlas CC Acquisition Corp.
15,827	9.855%, 05/25/2028(c) 3 mo. USD Term SOFR + 4.250%	14,859
3,219	9.855%, 05/25/2028(c) 3 mo. USD Term SOFR + 4.250%	3,022
	Avalara, Inc.
136,364	12.559%, 10/19/2028(c) 3 mo. USD Term SOFR + 7.250%	134,872
	BANGL LLC
99,500	9.830%, 02/01/2029(c) 3 mo. USD Term SOFR + 4.500%	100,200
	Bausch Health Cos., Inc.
95,813	10.679%, 02/01/2027(c) 1 mo. USD Term SOFR + 5.250%	75,243
	Bettcher Industries, Inc.
100,000	0.000%, 12/14/2028(h)	99,833
	Blackhawk Network Holdings, Inc.
30,000	10.327%, 03/12/2029(c) 1 mo. USD Term SOFR + 5.000%	30,086

Principal Amount^		Value
	Bleriot U.S. Bidco, Inc.
$99,250	9.571%, 10/31/2028(c) 3 mo. USD Term SOFR + 4.000%	$99,746
	Blue Ribbon LLC
222,115	11.437%, 05/08/2028(c) 1 mo. USD Term SOFR + 6.000%	196,461
	Caesars Entertainment, Inc.
50,000	8.041%, 02/06/2031(c) 3 mo. USD Term SOFR + 2.750%	50,102
	Calpine Construction Finance Co. LP
99,500	7.580%, 07/31/2030(c) 1 mo. USD Term SOFR + 2.250%	99,506
	Cardenas Markets, Inc.
99,244	12.159%, 08/01/2029(c) 3 mo. USD Term SOFR + 6.750%	99,865
	Cengage Learning, Inc.
100,000	9.579%, 03/22/2031(c) 3 mo. USD Term SOFR + 4.250%	100,015
	Central Parent, Inc.
615,350	9.309%, 07/06/2029(c) 3 mo. USD Term SOFR + 4.000%	617,879
	Chef’s Warehouse Leasing Co. LLC
89,833	9.327%, 08/23/2029(c) 1 mo. USD Term SOFR + 4.000%	90,148
	Citadel Securities LP
99,262	7.577%, 07/29/2030(c) 1 mo. USD Term SOFR + 2.250%	99,291
	Congruex Group LLC
44,758	11.213%, 05/03/2029(c) 3 mo. USD Term SOFR + 5.750%	42,520
	Connect Finco SARL
505,556	8.829%, 12/11/2026(c) 1 mo. USD Term SOFR + 3.500%	505,674
	CP Atlas Buyer, Inc.
99,253	9.180%, 11/23/2027(c) 1 mo. USD Term SOFR + 3.750%	98,248
	Crash Champions LLC
80,000	10.074%, 02/23/2029(c) 3 mo. USD Term SOFR + 4.750%	80,400
	Denali Water Solutions
60,227	9.748%, 03/27/2028(c) 3 mo. USD Term SOFR + 4.250%	56,218
	Dermatology Intermediate Holdings III, Inc.
99,243	9.563%, 03/30/2029(c) 3 mo. USD Term SOFR + 4.250%	97,134
	Dhanani Group, Inc.
96,818	11.429%, 07/20/2025(c) 1 mo. USD Term SOFR + 6.000%	95,850

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Eastern Power LLC
$362,976	9.192%, 10/02/2025(c) 1 mo. USD Term SOFR + 3.750%	$362,240
	Eisner Advisory Group LLC
100,000	9.327%, 02/28/2031(c) 1 mo. USD Term SOFR + 4.000%	100,531
	Emrld Borrower LP
85,540	7.791%, 05/31/2030(c) 3 mo. USD Term SOFR + 2.500%	85,604
	EyeCare Partners LLC
96,162	9.324%, 02/18/2027(c) 3 mo. USD Term SOFR + 3.750%	51,721
	Fertitta Entertainment LLC
99,746	9.077%, 01/27/2029(c) 3 mo. USD Term SOFR + 3.750%	100,099
	Finastra USA, Inc.
1,853	0.500%, 09/13/2029(c) 1 mo. USD Term SOFR + 7.250%	1,833
91,000	12.459%, 09/13/2029(c) 3 mo. USD Term SOFR + 7.250%	90,255
	First Brands Group LLC
144,483	10.574%, 03/30/2027(c) 3 mo. USD Term SOFR + 5.000%	144,880
	Firstdigital Communications LLC
49,625	9.695%, 12/17/2026(c) 1 mo. USD Term SOFR + 4.250%	48,313
	Fiserv Investment Solutions, Inc.
99,741	9.319%, 02/18/2027(c) 3 mo. USD Term SOFR + 4.000%	96,032
	Florida Food Products LLC
67,250	10.445%, 10/18/2028(c) 1 mo. USD Term SOFR + 5.000%	59,741
	Foundation Building Materials Holding Co. LLC
100,000	9.313%, 01/29/2031(c) 1 mo. USD Term SOFR + 4.000%	100,544
	FR Refuel LLC
88,209	10.192%, 11/08/2028(c) 1 mo. USD Term SOFR + 4.750%	86,555
	Fugue Finance BV
100,000	9.074%, 02/26/2031(c) 3 mo. USD Term SOFR + 3.750%	100,375
	GEON Performance Solutions LLC
351,000	10.314%, 08/18/2028(c) 3 mo. USD Term SOFR + 4.750%	351,877

Principal Amount^		Value
	Gibson Brands, Inc.
$97,750	10.578%, 08/11/2028(c) 3 mo. USD Term SOFR + 5.000%	$92,680
	GIP II Blue Holding LP
83,568	9.942%, 09/29/2028(c) 1 mo. USD Term SOFR + 4.385%	83,946
	Global Medical Response, Inc.
253,311	9.824%, 03/14/2025(c) 3 mo. USD Term SOFR + 4.250%	237,216
	Help At Home, Inc.
1,357	5.000%, 10/29/2027(c) 3 mo. USD Term SOFR + 5.000%	1,354
21,249	10.440%, 10/29/2027(c) 1 mo. USD Term SOFR + 5.000%	21,196
147,146	10.440%, 10/29/2027(c) 1 mo. USD Term SOFR + 5.000%	146,779
	Higginbotham Insurance Agency, Inc.
46,326	1.000%, 11/24/2028(c) 3 mo. USD Term SOFR + 1.000%	45,917
97,325	10.927%, 11/24/2028(c) 1 mo. USD Term SOFR + 5.500%	96,464
	HighTower Holdings LLC
136,437	9.586%, 04/21/2028(c) 3 mo. USD Term SOFR + 4.000%	136,778
	Holding Socotec
98,000	9.560%, 06/30/2028(c) 3 mo. USD Term SOFR + 4.250%	97,265
	HUB International Ltd.
100,000	8.574%, 06/20/2030(c) 3 mo. USD Term SOFR + 3.250%	100,149
	HV Eight LLC
429,216 (EUR)	7.430%, 11/22/2027(c) 3 mo. EUR EURIBOR + 3.500%	463,510
	Ilpea Parent, Inc.
548,351	9.955%, 06/22/2028(c) 1 mo. USD Term SOFR + 4.500%	547,666
	Imagefirst Holdings LLC
9,905	9.566%, 04/27/2028(c) 3 mo. USD Term SOFR + 4.250%	9,905
27,883	9.996%, 04/27/2028(c) 6 mo. USD Term SOFR + 4.750%	27,883
	Inception Finco SARL
100,000	0.000%, 03/14/2031(h)	100,062
	Jones Deslauriers Insurance Management, Inc.
100,000	8.805%, 03/15/2030(c) 3 mo. USD Term SOFR + 3.500%	100,125

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Laseraway Intermediate Holdings II LLC
$91,437	11.328%, 10/14/2027(c) 3 mo. USD Term SOFR + 5.750%	$91,208
	LendingTree, Inc.
551,600	9.191%, 09/15/2028(c) 1 mo. USD Term SOFR + 3.750%	522,641
	MB2 Dental Solutions LLC
96,524	11.321%, 02/13/2031(c) 1 mo. USD Term SOFR + 6.000%	96,328
	Medallion Midland Acquisition LLC
354,113	8.830%, 10/18/2028(c) 3 mo. USD Term SOFR + 3.500%	355,145
	Medline Borrower LP
365,992	8.441%, 10/23/2028(c) 1 mo. USD Term SOFR + 3.000%	367,198
	Midwest Veterinary Partners LLC
97,500	9.445%, 04/27/2028(c) 1 mo. USD Term SOFR + 4.000%	97,593
	Moran Foods LLC
12,145	12.659%, 06/30/2026(c) 3 mo. USD Term SOFR + 7.250%	10,931
5,688	12.659%, 06/30/2026(c) 3 mo. USD Term SOFR + 7.250%	2,966
11,007	12.659%, 06/30/2026(c) 3 mo. USD Term SOFR + 2.000%	5,740
	MPH Acquisition Holdings LLC
741,000	9.855%, 09/01/2028(c) 3 mo. USD Term SOFR + 4.250%	717,896
	NFM & J LP
49,394	11.152%, 11/30/2027(c) 3 mo. USD Term SOFR + 5.750%	48,454
48,594	11.163%, 11/30/2027(c) 3 mo. USD Term SOFR + 5.750%	47,670
	Orion Group Holdco LLC
3,783	0.500%, 03/19/2027(c) 3 mo. USD Term SOFR + 6.000%	3,404
49,783	5.330%, 03/19/2027(c) 3 mo. USD Term SOFR + 1.000%	49,404
34,591	11.814%, 03/19/2027(c) 3 mo. USD Term SOFR + 6.250%	33,757
	Pacific Bells LLC
59,869	10.064%, 11/10/2028(c) 3 mo. USD Term SOFR + 4.500%	59,600
	Pelican Products, Inc.
99,239	9.814%, 12/29/2028(c) 3 mo. USD Term SOFR + 4.250%	92,520

Principal Amount^		Value
	Playpower, Inc.
$88,106	10.980%, 05/08/2026(c) 3 mo. USD Term SOFR + 5.500%	$84,444
	PMH Newco LP
280,746	8.459%, 10/02/2030(c) 3 mo. USD Term SOFR + 3.150%	280,693
	PMH SPV - C LLC
86,564	8.459%, 10/02/2030(c) 3 mo. USD Term SOFR + 3.150%	86,551
	Project Ruby Ultimate Parent Corp.
100,000	8.942%, 03/10/2028(c) 1 mo. USD Term SOFR + 3.500%	100,250
	Propulsion (BC) Finco SARL
474,000	9.058%, 09/14/2029(c) 3 mo. USD Term SOFR + 3.750%	475,059
	Quikrete Holdings, Inc.
100,000	0.000%, 03/25/2031(h)	100,167
	Ravago Holdings America, Inc.
99,233	8.064%, 03/04/2028(c) 3 mo. USD Term SOFR + 2.500%	99,109
	Recess Holdings, Inc.
100,000	9.843%, 02/20/2030(c) 3 mo. USD Term SOFR + 4.500%	100,469
	Resonetics LLC
20,136	9.605%, 04/28/2028(c) 3 mo. USD Term SOFR + 4.000%	20,208
	Saphilux SARL
99,750	9.314%, 07/18/2028(c) 3 mo. USD Term SOFR + 4.000%	100,218
	ScribeAmerica Intermediate Holdco LLC
45,910	9.945%, 04/03/2025(c) 1 mo. USD Term SOFR + 4.500%	33,675
	Service Logic Acquisition, Inc.
99,233	9.441%, 10/29/2027(c) 3 mo. USD Term SOFR + 4.000%	99,357
	Sitecore Holding III AS
124,346	13.381%, 03/12/2029(c) 6 mo. USD Term SOFR + 7.750%	123,861
	Southern Veterinary Partners LLC
49,871	0.000%, 10/05/2027(h)	49,984
70,119	9.445%, 10/05/2027(c) 1 mo. USD Term SOFR + 4.000%	70,276
	Syndigo LLC
120,629	9.945%, 12/15/2027(c) 1 mo. USD Term SOFR + 4.500%	120,328
	System One Holdings LLC
739,100	9.459%, 03/02/2028(c) 3 mo. USD Term SOFR + 4.000%	739,333

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Tacala LLC
$50,000	9.327%, 01/31/2031(c) 1 mo. USD Term SOFR + 4.000%	$50,109
	United Airlines, Inc.
675,000	8.076%, 02/22/2031(c) 3 mo. USD Term SOFR + 2.750%	676,897
	Venture Global Calcasieu Pass LLC
20,644	8.052%, 08/19/2026(c) 1 mo. USD Term SOFR + 2.625%	20,644
	Verscend Holding Corp.
191,452	9.445%, 08/27/2025(c) 1 mo. USD Term SOFR + 4.000%	191,691
	Weber-Stephen Products LLC
98,000	9.677%, 10/30/2027(c) 1 mo. USD Term SOFR + 4.250%	91,181
	Women’s Care Enterprises LLC
191,345	9.913%, 01/15/2028(c) 3 mo. USD Term SOFR + 4.500%	172,331
	World Wide Technology Holding Co. LLC
89,474	8.175%, 03/01/2030(c) 1 mo. USD Term SOFR + 2.750%	90,201
	WW International, Inc.
9,000	8.945%, 04/13/2028(c) 1 mo. USD Term SOFR + 3.500%	4,016
	Xplornet Communications, Inc.
59,365	9.571%, 10/02/2028(c) 3 mo. USD Term SOFR + 4.000%	28,263

TOTAL BANK LOANS (Cost $17,415,153)		17,150,117

CONVERTIBLE BONDS: 0.2%
Communications: 0.0%
	Cable One, Inc.
50,000	0.000%, 03/15/2026(i)	43,800

Energy: 0.2%
	NextEra Energy Partners LP
240,000	2.500%, 06/15/2026(b)	216,890

TOTAL CONVERTIBLE BONDS (Cost $255,515)		260,690

CORPORATE BONDS: 34.1%
Basic Materials: 0.8%
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(b)	105,372
	International Flavors & Fragrances, Inc.
90,000	1.230%, 10/01/2025(b)	84,281
	Mativ Holdings, Inc.
346,000	6.875%, 10/01/2026(b)	344,747

Principal Amount^		Value
Basic Materials (continued)
	Minerals Technologies, Inc.
$65,000	5.000%, 07/01/2028(b)	$62,474
	Novelis Corp.
100,000	3.250%, 11/15/2026(b)	93,281
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(b)	118,048
	SK Invictus Intermediate II SARL
100,000	5.000%, 10/30/2029(b)	89,309

		897,512

Communications: 2.0%
	Altice France SA
200,000	5.500%, 10/15/2029(b)	135,666
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(b)(f)	50,344
150,000	4.250%, 02/15/2029	106,373
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(b)(d) 5 yr. CMT + 3.493%	178,080
	CCO Holdings LLC/CCO Holdings Capital Corp.
410,000	7.375%, 03/01/2031(b)	402,427
	Cogent Communications Group, Inc.
100,000	3.500%, 05/01/2026(b)	95,282
	Connect Finco SARL/Connect U.S. Finco LLC
330,000	6.750%, 10/01/2026(b)	324,123
	LCPR Senior Secured Financing DAC
200,000	5.125%, 07/15/2029(b)	167,713
	Level 3 Financing, Inc.
231,000	4.250%, 07/01/2028(b)	143,220
38,188	11.000%, 11/15/2029(b)	39,763
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(b)	47,226
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(b)	94,423
40,000	8.000%, 08/01/2029(b)	37,637
	Paramount Global
16,000	5.900%, 10/15/2040	13,422
10,000	4.850%, 07/01/2042	7,342
8,000	5.250%, 04/01/2044	5,947
28,000	4.900%, 08/15/2044	20,089
5,000	4.600%, 01/15/2045	3,452
	Sirius XM Radio, Inc.
100,000	3.125%, 09/01/2026(b)	93,777
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(b)	84,594
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(d) 5 yr. CMT + 3.073%	75,636

		2,126,536

Consumer, Cyclical: 2.7%
	Advance Auto Parts, Inc.
100,000	5.900%, 03/09/2026	99,908
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(b)	70,709

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Air Canada Pass Through Trust
$15,572	Series 2020-2-A 5.250%, 10/01/2030(b)	$15,332
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(b)	40,652
	Beacon Roofing Supply, Inc.
100,000	6.500%, 08/01/2030(b)	101,571
	CD&R Smokey Buyer, Inc.
100,000	6.750%, 07/15/2025(b)	99,282
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
100,000	5.500%, 05/01/2025(b)	99,684
	Clarios Global LP/Clarios U.S. Finance Co.
100,000	6.250%, 05/15/2026(b)	99,991
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027(b)	119,999
	Evergreen Acqco 1 LP/TVI, Inc.
81,000	9.750%, 04/26/2028(b)	87,129
	Ferrellgas LP/Ferrellgas Finance Corp.
100,000	5.375%, 04/01/2026(b)	97,905
	International Game Technology PLC
200,000	4.125%, 04/15/2026(b)	194,042
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(b)	31,045
	Lightning eMotors, Inc.
65,000	7.500%, 03/01/2037	60,570
129,970	Series 2022-1-A 5.500%, 03/01/2037	119,862
	Macy’s Retail Holdings LLC
342,000	5.875%, 03/15/2030(b)	332,693
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(b)	109,283
	Nordstrom, Inc.
485,000	4.375%, 04/01/2030	439,641
	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
100,000	8.000%, 08/01/2030(b)	103,077
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(b)	86,054
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(b)	96,749
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	92,524
	Thunderbird Entertainment Group, Inc.
65,000	7.500%, 03/01/2037	60,569
130,000	Series 2022-1-1A 5.500%, 03/01/2037	119,890
	United Airlines, Inc.
100,000	4.375%, 04/15/2026(b)	96,792

		2,874,953

Consumer, Non-cyclical: 2.5%
	ADT Security Corp.
100,000	4.875%, 07/15/2032(b)	90,602

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
$100,000	3.250%, 03/15/2026(b)	$95,439
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	7,973
	Ashtead Capital, Inc.
420,000	5.500%, 08/11/2032(b)	411,067
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(b)	396,342
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(b)	101,520
	Boost Newco Borrower LLC
200,000	7.500%, 01/15/2031(b)	209,618
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(b)	88,812
	Catalent Pharma Solutions, Inc.
72,000	3.125%, 02/15/2029(b)	68,870
	Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc.
100,000	6.125%, 04/01/2029(b)(j)	65,100
	Fontainebleau Vegas Funded
59,809	0.000%, 01/31/2026	59,809
	IQVIA, Inc.
200,000	5.000%, 10/15/2026(b)	195,874
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
50,000	3.750%, 12/01/2031	43,267
100,000	4.375%, 02/02/2052	72,633
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
42,000	7.000%, 12/31/2027(b)	41,745
	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	198,875
	Medline Borrower LP/Medline Co.-Issuer, Inc.
100,000	6.250%, 04/01/2029(b)	100,663
	Prime Security Services Borrower LLC/Prime Finance, Inc.
100,000	5.750%, 04/15/2026(b)	99,766
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(b)	168,659
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(b)	48,967
	Valvoline, Inc.
66,000	3.625%, 06/15/2031(b)	56,989
	WW International, Inc.
91,000	4.500%, 04/15/2029(b)	35,911

		2,658,501

Energy: 2.6%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(a)(d) 5 yr. CMT + 4.398%	239,798
	Buckeye Partners LP
100,000	3.950%, 12/01/2026	95,693
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	101,421
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(b)	101,400

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	DT Midstream, Inc.
$100,000	4.125%, 06/15/2029(b)	$92,025
	Energy Transfer LP
510,000	7.375%, 02/01/2031(b)	534,310
390,000	Series A 9.597%, 04/15/2024(a)(d) 3 mo. USD Term SOFR + 4.290%	388,828
	EnLink Midstream LLC
140,000	6.500%, 09/01/2030(b)	144,105
	Global Partners LP/GLP Finance Corp.
100,000	7.000%, 08/01/2027	100,146
25,000	6.875%, 01/15/2029	24,853
	HF Sinclair Corp.
100,000	6.375%, 04/15/2027(b)	100,670
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(b)	114,166
	Kinetik Holdings LP
100,000	5.875%, 06/15/2030(b)	97,958
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(b)	95,816
	NuStar Logistics LP
100,000	6.375%, 10/01/2030	100,738
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	113,450
	Parkland Corp.
100,000	4.625%, 05/01/2030(b)	92,411
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	149,419
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(b)	53,895
50,000	9.875%, 02/01/2032(b)	53,922

		2,795,024

Financial: 17.7%
	Aegon Ltd.
300,000	5.500%, 04/11/2048(d) 6 mo. USD LIBOR + 3.540%	292,443
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(b)	101,112
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	235,237
	Apollo Management Holdings LP
700,000	4.950%, 01/14/2050(b)(d) 5 yr. CMT + 3.266%	665,842
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(b)	667,925
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(d) 5 yr. CMT + 3.186%	357,513
	Bank of America Corp.
785,000	Series RR 4.375%, 01/27/2027(a)(d) 5 yr. CMT + 2.760%	737,832
	Blackstone Mortgage Trust, Inc.
465,000	3.750%, 01/15/2027(b)	414,670

Principal Amount^		Value
Financial (continued)
	Blue Owl Technology Finance Corp. II
$495,000	6.750%, 04/04/2029(b)(f)	$489,388
	Brazilian Merchant Voucher Receivables Ltd.
136,940	4.180%, 04/07/2028(d)(k)	132,409
	Bread Financial Holdings, Inc.
460,000	9.750%, 03/15/2029(b)	478,986
	Brightsphere Investment Group, Inc.
235,000	4.800%, 07/27/2026	227,705
	Ceamer Finance II LLC
250,000	6.920%, 11/15/2037	243,270
	Charles Schwab Corp.
100,000	Series H 4.000%, 12/01/2030(a)(d) 10 yr. CMT + 3.079%	84,497
	CION Investment Corp.
230,000	4.500%, 02/11/2026	220,503
	Citigroup, Inc.
100,000	Series W 4.000%, 12/10/2025(a)(d) 5 yr. CMT + 3.597%	96,131
150,000	Series X 3.875%, 02/18/2026(a)(d) 5 yr. CMT + 3.417%	142,132
	Comerica Bank
645,000	4.000%, 07/27/2025	626,148
	Corebridge Financial, Inc.
505,000	6.875%, 12/15/2052(d) 5 yr. CMT + 3.846%	506,176
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(b)	70,169
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	131,153
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	166,922
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(d) 5 yr. CMT + 5.468%	194,281
770,000	5.500%, 01/15/2042(d) 5 yr. CMT + 4.006%	718,453
	Equitable Holdings, Inc.
150,000	Series B 4.950%, 09/15/2025(a)(d) 5 yr. CMT + 4.736%	146,970
	F&G Annuities & Life, Inc.
400,000	7.400%, 01/13/2028	415,986
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(b)	292,422
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(d) 5 yr. CMT + 6.323%	627,600
	Fifth Third Bancorp
400,000	6.361%, 10/27/2028(d) Secured Overnight Financing Rate Index + 2.192%	409,694
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	91,166
	Global Atlantic Fin Co.
516,000	7.950%, 06/15/2033(b)	574,229

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$50,000	4.700%, 10/15/2051(b)(d) 5 yr. CMT + 3.796%	$45,101
24,000	6.750%, 03/15/2054(b)	24,678
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	49,216
140,000	4.000%, 01/15/2031	125,078
	Goldman Sachs Group, Inc.
100,000	Series U 3.650%, 08/10/2026(a)(d) 5 yr. CMT + 2.915%	91,579
	HAT Holdings I LLC/HAT Holdings II LLC
450,000	3.375%, 06/15/2026(b)	424,363
	Horace Mann Educators Corp.
100,000	7.250%, 09/15/2028	107,026
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	133,596
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	91,567
	Iron Mountain, Inc.
150,000	5.625%, 07/15/2032(b)	141,817
	Jane Street Group/JSG Finance, Inc.
100,000	4.500%, 11/15/2029(b)	92,624
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
200,000	5.000%, 08/15/2028(b)	184,203
	JPMorgan Chase & Co.
70,000	6.875%, 06/01/2029(a)(d) 5 yr. CMT + 2.737%	72,633
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	82,429
100,000	4.750%, 02/01/2030	79,941
56,000	5.000%, 03/01/2031	43,630
	KKR Core Holding Co. LLC
96,120	4.000%, 08/12/2031	85,439
	Kuvare U.S. Holdings, Inc.
100,000	Series A 7.000%, 02/17/2051(b)(d) 5 yr. CMT + 6.541%	101,500
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	140,485
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	138,061
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	102,597
	Main Street Capital Corp.
245,000	6.950%, 03/01/2029	249,160
	Markel Group, Inc.
170,000	6.000%, 06/01/2025(a)(d) 5 yr. CMT + 5.662%	168,841
	Nationstar Mortgage Holdings, Inc.
70,000	5.000%, 02/01/2026(b)	68,565
	NFP Corp.
170,000	6.875%, 08/15/2028(b)	172,247
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	566,974
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	49,428
	OneMain Finance Corp.
100,000	9.000%, 01/15/2029	106,161

Principal Amount^		Value
Financial (continued)
	PartnerRe Finance B LLC
$290,000	4.500%, 10/01/2050(d) 5 yr. CMT + 3.815%	$265,560
	PennyMac Financial Services, Inc.
20,000	7.875%, 12/15/2029(b)	20,571
	RenaissanceRe Holdings Ltd.
425,000	5.750%, 06/05/2033	429,155
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	130,828
	Safehold GL Holdings LLC
100,000	6.100%, 04/01/2034	99,518
	Scentre Group Trust 2
410,000	5.125%, 09/24/2080(b)(d) 5 yr. CMT + 4.685%	380,299
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(b)	424,250
	SiriusPoint Ltd.
700,000	4.600%, 11/01/2026(b)	669,483
200,000	7.000%, 04/05/2029(f)	199,793
	SLM Corp.
100,000	4.200%, 10/29/2025	97,666
	Starwood Property Trust, Inc.
560,000	4.375%, 01/15/2027(b)	527,817
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	327,557
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(d) 5 yr. CMT + 4.075%	52,567
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	296,773
	United Wholesale Mortgage LLC
100,000	5.500%, 04/15/2029(b)	94,701
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	322,899
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(a)(d) 5 yr. CMT + 3.606%	107,041
100,000	Series BB 3.900%, 03/15/2026(a)(d) 5 yr. CMT + 3.453%	95,205
	Wilton RE Ltd.
190,000	6.000%, 10/22/2030(a)(b)(d) 5 yr. CMT + 5.266%	169,028

		19,008,614

Industrial: 2.7%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	92,317
	Artera Services LLC
50,000	8.500%, 02/15/2031(b)	51,304
	Ball Corp.
100,000	6.875%, 03/15/2028	102,882
	Brundage-Bone Concrete Pumping Holdings, Inc.
150,000	6.000%, 02/01/2026(b)	148,288
	Cml Fontainebleau Vegas
149,340	0.000%, 01/31/2026	149,340
	Crown Americas LLC/Crown Americas Capital Corp. VI
100,000	4.750%, 02/01/2026	98,456

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	EnerSys
$100,000	6.625%, 01/15/2032(b)	$101,114
	Enpro, Inc.
100,000	5.750%, 10/15/2026	100,219
	Enviri Corp.
175,000	5.750%, 07/31/2027(b)	164,926
	Flowserve Corp.
60,000	3.500%, 10/01/2030	53,425
	Fontainebleau Vegas Funded
27,564	10.211%, 01/31/2026	27,564
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(b)	67,846
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/15/2028(b)	22,244
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(b)	178,243
	Hillenbrand, Inc.
100,000	5.750%, 06/15/2025	99,920
250,000	6.250%, 02/15/2029	252,502
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(b)	244,443
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 08/15/2026(b)	101,969
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(b)	100,427
	Sealed Air Corp./Sealed Air Corp. U.S.
100,000	6.125%, 02/01/2028(b)	100,353
	Spirit AeroSystems, Inc.
301,000	9.375%, 11/30/2029(b)	328,705
	Summit Materials LLC/Summit Materials Finance Corp.
100,000	7.250%, 01/15/2031(b)	104,037
	TopBuild Corp.
50,000	3.625%, 03/15/2029(b)	45,462
	TransDigm, Inc.
100,000	6.875%, 12/15/2030(b)	102,050
	XPO, Inc.
85,000	6.250%, 06/01/2028(b)	85,906

		2,923,942

Technology: 1.6%
	ACI Worldwide, Inc.
100,000	5.750%, 08/15/2026(b)	98,809
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(b)	774,328
	Boxer Parent Co., Inc.
100,000 (EUR)	6.500%, 10/02/2025	108,210
	Central Parent, Inc./CDK Global, Inc.
100,000	7.250%, 06/15/2029(b)	102,184
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(b)	95,012
	Fair Isaac Corp.
100,000	5.250%, 05/15/2026(b)	98,976
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	86,749

Principal Amount^		Value
Technology (continued)
	Twilio, Inc.
$100,000	3.875%, 03/15/2031	$87,426
	VC3, Inc.
270,520	3.500%, 10/15/2041	242,305

		1,693,999

Utilities: 1.5%
	Alexander Funding Trust II
605,000	7.467%, 07/31/2028(b)	640,201
	AmeriGas Partners LP/AmeriGas Finance Corp.
100,000	5.500%, 05/20/2025	100,151
	Edison International
445,000	Series A 5.375%, 03/15/2026(a)(d) 5 yr. CMT + 4.698%	431,815
	Vistra Operations Co. LLC
385,000	6.950%, 10/15/2033(b)	411,219

		1,583,386

TOTAL CORPORATE BONDS (Cost $37,836,764)		36,562,467

GOVERNMENT SECURITIES & AGENCY ISSUE: 6.1%
	Federal Home Loan Bank Discount Notes
1,210,000	0.000%, 04/05/2024(i)	1,209,291
	U.S. Treasury Notes
2,000,000	0.375%, 09/15/2024(l)	1,956,567
1,900,000	1.000%, 12/15/2024(l)	1,845,383
900,000	1.750%, 03/15/2025(l)	872,597
700,000	2.875%, 06/15/2025	683,225

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $6,585,641)		6,567,063

MORTGAGE-BACKED SECURITIES: 7.4%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 8.041%, 12/18/2037(b)(c) 1 mo. USD Term SOFR + 2.714%	237,584
	Alternative Loan Trust
106,512	Series 2007-OA4-A1 5.784%, 05/25/2047(c) 1 mo. USD Term SOFR + 0.454%	89,918
107,338	Series 2007-OA7-A1A 5.804%, 05/25/2047(c) 1 mo. USD Term SOFR + 0.474%	98,125
	BPR Trust
230,000	Series 2022-OANA-C 8.022%, 04/15/2037(b)(c) 1 mo. USD Term SOFR + 2.697%	229,284
	BRAVO Residential Funding Trust
94,027	Series 2022-R1-A 3.125%, 01/29/2070(b)(e)	88,521

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BX Commercial Mortgage Trust
$150,000	Series 2021-VOLT-E 7.440%, 09/15/2036(b)(c) 1 mo. USD Term SOFR + 2.114%	$148,066
	BX Trust
100,000	Series 2023-DELC-B 8.664%, 05/15/2038(b)(c) 1 mo. USD Term SOFR + 3.339%	101,391
	BXMT Ltd.
250,000	Series 2020-FL2-D 7.390%, 02/15/2038(b)(c) 1 mo. USD Term SOFR + 2.064%	201,492
100,000	Series 2020-FL3-D 8.240%, 11/15/2037(b)(c) 1 mo. USD Term SOFR + 2.914%	87,212
	CD Mortgage Trust
801,617	Series 2017-CD4-XA 1.222%, 05/10/2050(d)(m)	22,650
	CFMT LLC
100,000	Series 2022-HB9 M1 3.250%, 09/25/2037(b)(d)	89,889
	Citigroup Mortgage Loan Trust, Inc.
88,398	Series 2022-A-A1 6.170%, 09/25/2062(b)(e)	88,460
	Credit Suisse Mortgage-Backed Trust
54,051	Series 2020-RPL5-A1 4.681%, 08/25/2060(b)(d)	53,616
	Federal Home Loan Mortgage Corp.
140,641	5.000%, 09/01/2052	137,585
100,533	5.000%, 03/01/2053	98,312
	Federal National Mortgage Association
52,944	5.000%, 09/01/2052	51,799
184,170	5.000%, 05/01/2053	180,066
2,504,163	5.500%, 05/01/2053	2,497,405
48,923	5.000%, 06/01/2053	47,813
146,128	5.000%, 08/01/2053	142,887
	FIGRE Trust
100,000	Series 2024-HE1-B 6.506%, 03/25/2054(b)(d)	100,064
	Finance of America HECM Buyout
100,000	Series 2022-HB2-M2 6.000%, 08/01/2032(b)(d)	96,150
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,697,917	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(d)(m)	158,173
4,199,565	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(d)(m)	205,821
	GCAT Trust
87,098	Series 2022-NQM5-A3 5.710%, 08/25/2067(b)(e)	86,096
143,504	Series 2023-NQM2-A3 6.598%, 11/25/2067(b)(e)	144,193

Principal Amount^		Value
	GS Mortgage Securities Corp. Trust
$250,000	Series 2020-DUNE-E 8.095%, 12/15/2036(b)(c) 1 mo. USD Term SOFR + 2.764%	$240,366
250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(b)(d)	231,066
	HarborView Mortgage Loan Trust
182,082	Series 2006-12-2A2A 5.821%, 01/19/2038(c) 1 mo. USD Term SOFR + 0.494%	158,590
	JP Morgan Chase Commercial Mortgage Securities Trust
1,491,470	Series 2016-JP2-XA 1.786%, 08/15/2049(d)(m)	43,584
	JPMDB Commercial Mortgage Securities Trust
180,603	Series 2017-C5-XA 0.871%, 03/15/2050(d)(m)	3,303
	LSTAR Securities Investment Ltd.
442,210	Series 2024-1-A 8.422%, 01/01/2029(b)(c) 30 day USD SOFR Average + 3.100%	442,850
	NYMT Loan Trust
388,966	Series 2022-SP1-A1 5.250%, 07/25/2062(b)(e)	379,979
	OBX Trust
84,094	Series 2022-NQM8-A3 6.100%, 09/25/2062(b)(e)	83,483
87,498	Series 2022-NQM9-A3 6.450%, 09/25/2062(b)(e)	87,663
100,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(b)(d)	100,247
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(b)(d)	150,250
100,000	Series 2024-NQM5-M1 6.513%, 03/25/2028(b)	100,391
	Preston Ridge Partners Mortgage LLC
69,042	Series 2021-5-A1 1.793%, 06/25/2026(b)(e)	67,683
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 5.624%, 06/25/2046(c) 1 mo. USD Term SOFR + 0.474%	87,480
	Taubman Centers Commercial Mortgage Trust
230,000	Series 2022-DPM-C 9.102%, 05/15/2037(b)(c) 1 mo. USD Term SOFR + 3.777%	231,133
	Wells Fargo Commercial Mortgage Trust
887,871	Series 2016-BNK1-XA 1.710%, 08/15/2049(d)(m)	25,442

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,159,269)		7,916,082

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS: 0.1%
District of Columbia: 0.1%
	District of columbia Miscellaneous Taxes Revenue
$100,000	Series A 6.734%, 09/01/2047(b)	$104,815

Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,851

TOTAL MUNICIPAL BONDS (Cost $111,411)		109,666

SHORT-TERM INVESTMENTS: 15.2%

Shares		Value
MONEY MARKET FUNDS: 2.3%
2,425,747	State Street Institutional Treasury Money Market Fund - Premier Class, 5.24%(n)	2,425,747

TOTAL MONEY MARKET FUNDS (Cost $2,425,747)		2,425,747

Principal Amount^		Value
REPURCHASE AGREEMENTS: 11.7%
$12,509,196	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $13,632,000, U.S. Treasury Note, 0.250%, due 09/30/2025, value $12,759,858] (proceeds $12,511,420)	12,509,196

TOTAL REPURCHASE AGREEMENTS (Cost $12,509,196)		12,509,196

TREASURY BILLS: 1.2%
	U.S. Treasury Bills
400,000	5.250%, 04/16/2024(i)(o)	399,125
215,000	5.269%, 04/16/2024(i)(o)	214,528
595,000	5.283%, 04/16/2024(i)(o)	593,690
100,000	4.928%, 04/18/2024(i)(l)(o)	99,752

TOTAL TREASURY BILLS (Cost $1,307,097)		1,307,095

TOTAL SHORT-TERM INVESTMENTS (Cost $16,242,040)		16,242,038

Principal Amount^	Value
TOTAL PURCHASED OPTIONS (Cost $62,062): 0.0%	30,057

TOTAL INVESTMENTS (Cost: $111,256,226): 100.5%	107,912,230

Liabilities in Excess of Other Assets: (0.5)%	(574,781)

NET ASSETS: 100.0%	$107,337,449

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Floating Interest Rate at March 31, 2024.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2024.
(e)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2024.
(f)	When issued security.
(g)	Pay-in-kind security.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	Security is currently in default and/or non-income producing.
(k)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(l)	Securities with an aggregate fair value of $3,796,016 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	The rate disclosed is the 7 day net yield as of March 31, 2024.
(o)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS — At March 31, 2024, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Orion Group Holdco, LLC, 0.500%, 03/19/2027	$2,739	$2,465	$(274)
Orion Group Holdco, LLC, 1.000%, 03/19/2027	15,435	15,318	(117)
Avalara, Inc., 0.500%, 10/19/2028	13,636	12,049	(1,587)
Finastra USA, Inc., 0.500%, 09/13/2029	8,147	8,060	(87)
MB2 Dental Solutions LLC, 1.000%, 02/13/2031	63,476	62,225	(1,250)

TOTAL		$100,117	$(3,316)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$111,168,064

Gross unrealized appreciation	1,190,865
Gross unrealized depreciation	(4,484,484)

Net unrealized depreciation	$(3,293,619)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT March 31, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED FUNDS
Put
SPDR S&P Regional Banking ETF	Goldman Sachs & Co.	$42.00	12/20/2024	24	$120,672	$4,223	$7,205	$(2,982)
SPDR S&P Regional Banking ETF	Morgan Stanley & Co.	42.00	12/20/2024	71	356,988	12,567	21,142	(8,575)
SPDR S&P Regional Banking ETF	Morgan Stanley & Co.	43.00	1/17/2025	59	296,652	13,216	18,686	(5,470)

Total						30,006	47,033	(17,027)

INTEREST RATE SWAPTIONS
Call
Ten Year Two Year SOFR Constant Maturity Swaption	Bank of America N.A.	0.10	6/20/2024	600,000	$600,000	9	2,820	(2,811)
Ten Year Two Year SOFR Constant Maturity Swaption	Barclays Bank PLC	0.10	6/20/2024	1,200,000	1,200,000	19	5,388	(5,369)
Ten Year Two Year SOFR Constant Maturity Swaption	Goldman Sachs & Co.	0.10	6/20/2024	1,300,000	1,300,000	20	5,931	(5,911)
Ten Year Two Year SOFR Constant Maturity Swaption	Morgan Stanley & Co.	0.10	6/20/2024	200,000	200,000	3	890	(887)

Total						51	15,029	(14,978)

Total Purchased Options						$30,057	$62,062	$(32,005)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2024 (Unaudited)

At March 31, 2024, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2024	Fund Delivering	U.S. $ Value at March 31, 2024	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/15/2024	USD	$70,413	CAD	$70,216	$197	$—
	4/15/2024	USD	122,808	GBP	121,280	1,528	—
Barclays Bank PLC	4/15/2024	USD	803,880	EUR	794,176	9,704	—

			$997,101		$985,672	$11,429	$—

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT March 31, 2024 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Months SOFR Futures	17	$4,073,156	$4,067,250	6/17/2025	$(5,906)
U.S. Treasury 10-Year Note Futures	7	770,127	775,578	6/18/2024	5,451
U.S. Treasury 10-Year Ultra Note Futures	2	227,003	229,219	6/18/2024	2,216
U.S. Treasury 2-Year Note Futures	15	3,067,810	3,067,266	6/28/2024	(544)
U.S. Treasury 5-Year Note Futures	20	2,134,737	2,140,312	6/28/2024	5,575

Total Long					$6,792

Total Futures Contracts					$6,792

(a)	Bank of America N.A., and Goldman Sachs & Co. are the counterparties for Open Futures Contracts held by the Fund at March 31, 2024.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS AT March 31, 2024 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

	Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 30,000	3/14/2054	1 Day SOFR + 0.000%	3.553%	Annually	$343	$301	$42

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2024	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North America High Yield Index Series 41 5.000%, 12/20/2028	12/20/2028	(5.000%)	3.574%	$	(198,000)	Quarterly	$(14,612)	$1,051	$(15,663)
ITRAXX.EUR.41.V1 1.000%, 6/20/2029	6/20/2029	(1.000%)	0.547%	EUR	(660,000)	Quarterly	(15,720)	(15,714)	(6)

Total Buy Protection							$(30,332)	$(14,663)	$(15,669)

Total							$(30,332)	$(14,663)	$(15,669)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 41 and ITRAXX Series 41.

(4)	Notional amounts are denominated in currency where indicated and the lines below until currency changes.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT March 31, 2024 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	$5,100.00	4/5/2024	(4)	$(2,101,740)	$(736)	$(2,426)	$1,690
S&P 500 Index	UBS Securities LLC	5,010.00	4/12/2024	(3)	(1,576,305)	(1,107)	(9,042)	7,935
S&P 500 Index	UBS Securities LLC	5,020.00	4/12/2024	(2)	(1,050,870)	(776)	(6,034)	5,258
S&P 500 Index	UBS Securities LLC	5,025.00	4/12/2024	(3)	(1,576,305)	(1,230)	(7,140)	5,910
S&P 500 Index	UBS Securities LLC	5,085.00	4/12/2024	(1)	(525,435)	(615)	(899)	284
S&P 500 Index	UBS Securities LLC	5,110.00	4/12/2024	(1)	(525,435)	(830)	(812)	(18)
S&P 500 Index	UBS Securities LLC	5,015.00	4/19/2024	(2)	(1,050,870)	(1,340)	(5,038)	3,698
S&P 500 Index	UBS Securities LLC	5,025.00	4/19/2024	(3)	(1,576,305)	(2,100)	(7,537)	5,437
S&P 500 Index	UBS Securities LLC	5,035.00	4/19/2024	(5)	(2,627,175)	(3,825)	(12,876)	9,051
S&P 500 Index	UBS Securities LLC	5,025.00	4/26/2024	(1)	(525,435)	(1,080)	(2,949)	1,869
S&P 500 Index	UBS Securities LLC	5,035.00	4/26/2024	(4)	(2,101,740)	(4,508)	(11,716)	7,208
S&P 500 Index	UBS Securities LLC	5,085.00	4/26/2024	(1)	(525,435)	(1,550)	(2,139)	589
S&P 500 Index	UBS Securities LLC	5,100.00	4/26/2024	(3)	(1,576,305)	(5,076)	(7,007)	1,931
S&P 500 Index	UBS Securities LLC	5,080.00	5/3/2024	(1)	(525,435)	(2,030)	(2,529)	499
S&P 500 Index	UBS Securities LLC	5,110.00	5/3/2024	(4)	(2,101,740)	(10,260)	(10,018)	(242)

Total Written Options						$(37,063)	$(88,162)	$51,099

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 95.0%
Basic Materials: 4.0%
	Olin Corp.
$4,572,000	5.625%, 08/01/2029	$4,518,273
	Steel Dynamics, Inc.
918,000	2.400%, 06/15/2025	884,406
679,000	5.000%, 12/15/2026	674,196
552,000	1.650%, 10/15/2027	492,503
2,855,000	3.450%, 04/15/2030	2,621,695

		9,191,073

Communications: 12.4%
	AT&T, Inc.
2,813,000	4.100%, 02/15/2028	2,730,080
1,008,000	4.350%, 03/01/2029	982,424
507,000	2.750%, 06/01/2031	437,089
	Discovery Communications LLC
3,211,000	3.950%, 03/20/2028	3,041,864
1,079,000	4.125%, 05/15/2029	1,012,601
462,000	3.625%, 05/15/2030	413,605
	Expedia Group, Inc.
584,000	5.000%, 02/15/2026	581,010
400,000	4.625%, 08/01/2027	392,520
2,545,000	3.800%, 02/15/2028	2,423,179
946,000	3.250%, 02/15/2030	851,977
	Motorola Solutions, Inc.
2,011,000	4.600%, 02/23/2028	1,985,079
1,786,000	4.600%, 05/23/2029	1,752,108
457,000	5.600%, 06/01/2032	463,780
	Sirius XM Radio, Inc.
5,189,000	5.500%, 07/01/2029(a)	4,945,435
	TEGNA, Inc.
3,242,000	4.625%, 03/15/2028	2,977,389
	Verizon Communications, Inc.
228,000	4.125%, 03/16/2027	223,362
3,648,000	4.329%, 09/21/2028	3,570,156

		28,783,658

Consumer, Cyclical: 15.5%
	Bath & Body Works, Inc.
2,327,000	7.500%, 06/15/2029	2,427,333
1,755,000	6.625%, 10/01/2030(a)	1,794,712
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
2,561,000	5.125%, 04/15/2029(a)	2,381,730
	Dick’s Sporting Goods, Inc.
5,223,000	3.150%, 01/15/2032	4,463,760
	Dollar Tree, Inc.
4,144,000	4.200%, 05/15/2028	4,009,249
	Genuine Parts Co.
3,808,000	6.500%, 11/01/2028	4,026,991
	LKQ Corp.
977,000	5.750%, 06/15/2028	995,192
	Lowe’s Cos., Inc.
4,247,000	5.150%, 07/01/2033	4,283,002
	Marriott International, Inc.
4,483,000	4.625%, 06/15/2030	4,365,835
	QVC, Inc.
2,239,000	4.450%, 02/15/2025	2,171,863
2,444,000	4.750%, 02/15/2027	2,178,271
	Tempur Sealy International, Inc.
3,014,000	4.000%, 04/15/2029(a)	2,739,001

		35,836,939

Principal Amount^		Value
Consumer, Non-cyclical: 26.6%(b)
	Altria Group, Inc.
$1,823,000	4.400%, 02/14/2026	$1,797,306
224,000	4.800%, 02/14/2029	222,000
2,036,000	3.400%, 05/06/2030	1,851,269
644,000	6.875%, 11/01/2033	701,148
	BAT Capital Corp.
874,000	2.259%, 03/25/2028	778,876
1,656,000	4.906%, 04/02/2030	1,621,469
	Block Financial LLC
2,672,000	2.500%, 07/15/2028	2,376,808
2,184,000	3.875%, 08/15/2030	1,987,104
	Conagra Brands, Inc.
1,333,000	4.300%, 05/01/2024	1,331,407
654,000	4.600%, 11/01/2025	646,107
1,982,000	4.850%, 11/01/2028	1,958,785
	DaVita, Inc.
5,244,000	4.625%, 06/01/2030(a)	4,698,830
	Encompass Health Corp.
2,723,000	4.500%, 02/01/2028	2,595,301
341,000	4.750%, 02/01/2030	319,633
	Global Payments, Inc.
970,000	2.650%, 02/15/2025	945,267
1,283,000	4.800%, 04/01/2026	1,270,004
2,395,000	2.900%, 05/15/2030	2,082,908
	HCA, Inc.
775,000	5.375%, 09/01/2026	775,278
3,212,000	5.625%, 09/01/2028	3,255,227
503,000	3.500%, 09/01/2030	455,228
	Kraft Heinz Foods Co.
939,000	3.000%, 06/01/2026	899,332
1,125,000	3.750%, 04/01/2030	1,056,659
	Molson Coors Beverage Co.
3,836,000	3.000%, 07/15/2026	3,663,900
	Philip Morris International, Inc.
4,323,000	5.625%, 11/17/2029	4,456,677
	Quanta Services, Inc.
4,827,000	2.900%, 10/01/2030	4,227,258
	Reynolds American, Inc.
2,042,000	4.450%, 06/12/2025	2,015,812
	Service Corp. International
1,499,000	4.625%, 12/15/2027	1,449,969
2,264,000	5.125%, 06/01/2029	2,208,855
304,000	4.000%, 05/15/2031	269,704
	Tenet Healthcare Corp.
4,244,000	6.125%, 10/01/2028	4,237,369
	United Rentals North America, Inc.
1,242,000	4.875%, 01/15/2028	1,209,778
	Zimmer Biomet Holdings, Inc.
2,373,000	3.550%, 04/01/2025	2,328,967
2,073,000	3.050%, 01/15/2026	1,993,682

		61,687,917

Financial: 5.1%
	American Tower Corp.
799,000	4.000%, 06/01/2025	785,434
1,390,000	3.375%, 10/15/2026	1,328,452
754,000	3.600%, 01/15/2028	713,579
839,000	5.250%, 07/15/2028	839,757
555,000	3.800%, 08/15/2029	518,347
	SBA Communications Corp.
1,401,000	3.875%, 02/15/2027	1,334,521
2,233,000	3.125%, 02/01/2029	1,967,277
	Trinity Acquisition PLC
445,000	4.400%, 03/15/2026	436,883
	Willis North America, Inc.
230,000	3.600%, 05/15/2024	229,327

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$1,382,000	4.650%, 06/15/2027	$1,361,425
1,822,000	4.500%, 09/15/2028	1,777,050
568,000	2.950%, 09/15/2029	509,619

		11,801,671

Industrial: 18.6%
	Allegion U.S. Holding Co., Inc.
1,398,000	3.200%, 10/01/2024	1,379,431
2,930,000	3.550%, 10/01/2027	2,798,416
	Berry Global, Inc.
1,118,000	1.570%, 01/15/2026	1,045,983
2,870,000	4.875%, 07/15/2026(a)	2,815,095
670,000	1.650%, 01/15/2027	608,536
	Carlisle Cos., Inc.
881,000	3.500%, 12/01/2024	867,306
1,839,000	3.750%, 12/01/2027	1,754,538
912,000	2.750%, 03/01/2030	802,948
753,000	2.200%, 03/01/2032	605,154
	Carrier Global Corp.
517,000	2.493%, 02/15/2027	482,334
	Eagle Materials, Inc.
5,060,000	2.500%, 07/01/2031	4,259,103
	Flex Ltd.
1,791,000	6.000%, 01/15/2028	1,825,477
2,142,000	4.875%, 05/12/2030	2,086,657
	Fortune Brands Innovations, Inc.
1,499,000	4.000%, 06/15/2025	1,470,268
844,000	3.250%, 09/15/2029	769,393
2,167,000	4.000%, 03/25/2032	1,986,784
	Teledyne Technologies, Inc.
4,794,000	2.750%, 04/01/2031	4,108,843
	TransDigm, Inc.
5,050,000	5.500%, 11/15/2027	4,948,936
	Trimble, Inc.
3,903,000	4.900%, 06/15/2028	3,885,190
599,000	6.100%, 03/15/2033	626,620
	Westinghouse Air Brake Technologies Corp.
4,027,000	4.700%, 09/15/2028	3,963,468

		43,090,480

Technology: 12.8%
	Broadcom Corp./Broadcom Cayman Finance Ltd.
1,832,000	3.875%, 01/15/2027	1,776,139
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	349,465
837,000	4.110%, 09/15/2028	809,452
1,071,000	4.150%, 11/15/2030	1,014,029
	CA, Inc.
231,000	4.700%, 03/15/2027	225,026
	CDW LLC/CDW Finance Corp.
564,000	4.125%, 05/01/2025	554,034
3,666,000	4.250%, 04/01/2028	3,510,378
228,000	3.250%, 02/15/2029	206,879
	Fiserv, Inc.
3,820,000	5.625%, 08/21/2033	3,908,925
	HP, Inc.
1,348,000	3.000%, 06/17/2027	1,266,727
1,110,000	4.000%, 04/15/2029	1,061,728
1,634,000	4.200%, 04/15/2032	1,531,144

Principal Amount^		Value
Technology (continued)
	Microchip Technology, Inc.
$2,823,000	4.250%, 09/01/2025	$2,778,083
1,973,000	5.050%, 03/15/2029	1,973,844
	Oracle Corp.
2,498,000	2.300%, 03/25/2028	2,256,820
2,525,000	2.950%, 04/01/2030	2,249,641
	Qorvo, Inc.
4,621,000	4.375%, 10/15/2029	4,331,562

		29,803,876

TOTAL CORPORATE BONDS (Cost $222,075,104)		220,195,614

TOTAL INVESTMENTS (Cost: $222,075,104): 95.0%		220,195,614

Other Assets in Excess of Liabilities: 5.0%		11,626,500

NET ASSETS: 100.0%		$231,822,114

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$222,075,104

Gross unrealized appreciation	2,345,883
Gross unrealized depreciation	(4,225,373)

Net unrealized depreciation	$(1,879,490)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 67.9%
REPURCHASE AGREEMENTS: 2.9%
$27,508,031	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $29,976,900, U.S. Treasury Note, 0.250%, due 09/30/2025, value $28,059,051] (proceeds $27,512,922)	$27,508,031

TOTAL REPURCHASE AGREEMENTS (Cost $27,508,031)		27,508,031

TREASURY BILLS: 65.0%
	U.S. Treasury Bills
616,000,000	5.129%, 06/18/2024(a)(b)(c)	609,085,092

TOTAL TREASURY BILLS (Cost $609,066,483)		609,085,092

TOTAL SHORT-TERM INVESTMENTS (Cost $636,574,514)		636,593,123

TOTAL INVESTMENTS (Cost: $636,574,514): 67.9%		636,593,123

Other Assets in Excess of Liabilities: 32.1%		301,022,293

NET ASSETS: 100.0%		$937,615,416

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$636,574,514

Gross unrealized appreciation	38,868,215
Gross unrealized depreciation	(1,083,678)

Net unrealized appreciation	$37,784,537

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT March 31, 2024 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Gold 100 Oz Futures (b)	801	$176,230,576	$179,295,840	6/26/2024	$3,065,264
MSCI EAFE Index Futures	5,686	669,189,407	670,123,530	6/21/2024	934,123
S&P 500 E-Mini Index Futures	684	178,746,093	181,550,700	6/21/2024	2,804,607
U.S. Treasury Long Bond Futures	745	88,692,338	89,725,938	6/18/2024	1,033,600
WTI Crude Futures (b)	1,943	156,941,820	160,142,060	5/21/2024	3,200,240

Total Long					$11,037,834

Futures Contracts - Short
Euro FX Currency Futures	(5,331)	$(731,961,421)	$(721,117,706)	6/17/2024	$10,843,715
Japanese Yen Currency Futures	(7,155)	(614,287,635)	(597,934,406)	6/17/2024	16,353,229
MSCI Emerging Market Index	(593)	(31,061,589)	(31,102,850)	6/21/2024	(41,261)
U.S. Treasury 10-Year Note Futures	(2,795)	(308,634,849)	(309,677,266)	6/18/2024	(1,042,417)
U.S. Treasury 2-Year Note Futures	(4,448)	(910,161,332)	(909,546,504)	6/28/2024	614,828

Total Short					$26,728,094

Total Futures Contracts					$37,765,928

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at March 31, 2024.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 88.7%
REPURCHASE AGREEMENTS: 2.0%
$707,445	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $771,000, U.S. Treasury Note, 0.250%, due 09/30/2025, value $721,673] (proceeds $707,571)	$707,445

TOTAL REPURCHASE AGREEMENTS (Cost $707,445)		707,445

TREASURY BILLS: 86.7%
	U.S. Treasury Bills
31,000,000	5.129%, 06/18/2024(a)(b)	30,652,010

TOTAL TREASURY BILLS (Cost $30,651,069)		30,652,010

TOTAL SHORT-TERM INVESTMENTS (Cost $31,358,514)		31,359,455

TOTAL INVESTMENTS (Cost: $31,358,514): 88.7%		31,359,455

Other Assets in Excess of Liabilities: 11.3%		4,000,121

NET ASSETS: 100.0%		$35,359,576

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	The rate shown represents yield-to-maturity.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$31,358,514

Gross unrealized appreciation	274,222
Gross unrealized depreciation	(117,581)

Net unrealized appreciation	$156,641

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS AT March 31, 2024 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Months SOFR Futures	73	$17,561,226	$17,541,900	12/16/2025	$(19,326)
MSCI EAFE Index Futures	46	5,421,525	5,421,330	6/21/2024	(195)
MSCI Emerging Market Index	52	2,726,782	2,727,400	6/21/2024	618
Nasdaq 100 E-mini Futures	15	5,569,556	5,542,500	6/21/2024	(27,056)
Russell 2000 E-mini Futures	23	2,425,119	2,467,785	6/21/2024	42,666
S&P Mid Cap 400 E-mini Futures	13	3,896,366	4,000,620	6/21/2024	104,254
U.S. Dollar Index Futures	27	2,764,109	2,815,263	6/17/2024	51,154
U.S. Treasury 2-Year Note Futures	86	17,594,269	17,585,656	6/28/2024	(8,613)

Total Long					$143,502

Futures Contracts - Short
British Pound Currency Futures	(7)	$(560,338)	$(552,431)	6/17/2024	$7,907
Canadian Dollar Currency Futures	(6)	(446,158)	(443,640)	6/18/2024	2,518
Euro FX Currency Futures	(21)	(2,886,077)	(2,840,643)	6/17/2024	45,434
Japanese Yen Currency Futures	(8)	(687,280)	(668,550)	6/17/2024	18,730
U.S. Treasury Long Bond Futures	(14)	(1,656,688)	(1,686,125)	6/18/2024	(29,437)
U.S. Treasury Ultra-Long Bond Futures	(13)	(1,644,046)	(1,677,000)	6/18/2024	(32,954)

Total Short					$12,198

Total Futures Contracts					$155,700

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at March 31, 2024.

iMGP RBA Responsible Global Allocation ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: 99.5%
1,737	iShares ESG Advanced MSCI EAFE ETF	$118,342
670	iShares ESG Aware MSCI EAFE ETF	53,540
6,326	iShares ESG Aware MSCI USA Small-Cap ETF	254,748
12,615	iShares ESG Aware U.S. Aggregate Bond ETF(a)	593,662
2,063	iShares MSCI Global Sustainable Development Goals	162,379
1,715	Janus Henderson Mortgage-Backed Securities ETF	77,347
7,949	Nuveen ESG Emerging Markets Equity ETF	218,597
15,855	Nuveen ESG Large-Cap Value ETF(a)	616,125
1,477	Vanguard ESG International Stock ETF	84,883

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,163,594)		2,179,623

TOTAL INVESTMENTS (Cost: $2,163,594): 99.5%		2,179,623

Other Assets in Excess of Liabilities: 0.5%		10,751

NET ASSETS: 100.0%		$2,190,374

Percentages are stated as a percent of net assets.

ETF	Exchange-Traded Fund
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$2,163,594

Gross unrealized appreciation	52,917
Gross unrealized depreciation	(36,888)

Net unrealized appreciation	$16,029

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Consumer Discretionary: 5.5%
420	Lowe’s Cos., Inc.	$106,987
378	McDonald’s Corp.	106,577

		213,564

Consumer Staples: 10.4%
770	General Mills, Inc.	53,877
1,330	Mondelez International, Inc. - Class A	93,100
448	PepsiCo, Inc.	78,404
462	Procter & Gamble Co.	74,960
1,806	Walmart, Inc.	108,667

		409,008

Energy: 8.0%
1,148	Chevron Corp.	181,085
476	EOG Resources, Inc.	60,852
3,808	Kinder Morgan, Inc.	69,839

		311,776

Financials: 16.7%
4,746	Bank of America Corp.	179,968
1,094	Charles Schwab Corp.	79,140
350	Chubb Ltd.	90,696
828	JPMorgan Chase & Co.	165,848
392	M&T Bank Corp.	57,013
504	PNC Financial Services Group, Inc.	81,446

		654,111

Health Care: 14.0%
672	Abbott Laboratories	76,380
868	AbbVie, Inc.	158,063
1,484	Bristol-Myers Squibb Co.	80,477
490	Johnson & Johnson	77,513
868	Merck & Co., Inc.	114,533
1,498	Pfizer, Inc.	41,569

		548,535

Industrials: 16.2%
182	Deere & Co.	74,755
910	Emerson Electric Co.	103,212
392	Honeywell International, Inc.	80,458
266	Lockheed Martin Corp.	120,995
504	Norfolk Southern Corp.	128,455
602	Waste Management, Inc.	128,316

		636,191

Information Technology: 16.9%
742	Apple, Inc.	127,238
2,128	Cisco Systems, Inc.	106,208
504	Microsoft Corp.	212,043
812	QUALCOMM, Inc.	137,472
546	TE Connectivity Ltd.	79,301

		662,262

Materials: 5.3%
1,050	Nucor Corp.	207,795

Real Estate: 1.3%
896	WP Carey, Inc. - REIT	50,570

Shares		Value
Utilities: 2.6%
3,682	PPL Corp.	$101,365

TOTAL COMMON STOCKS (Cost $3,553,445)		3,795,177

Principal Amount
SHORT-TERM INVESTMENTS: 2.9%
REPURCHASE AGREEMENTS: 2.9%
$113,766	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $124,000, U.S. Treasury Note, 0.250%, due 09/30/2025, value $116,067] (proceeds $113,786)	113,766

TOTAL SHORT-TERM INVESTMENTS (Cost $113,766)		113,766

TOTAL INVESTMENTS (Cost: $3,667,211): 99.8%		3,908,943

Other Assets in Excess of Liabilities: 0.2%		8,590

NET ASSETS: 100.0%		$3,917,533

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$3,667,211

Gross unrealized appreciation	265,541
Gross unrealized depreciation	(23,809)

Net unrealized appreciation	$241,732

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 98.4%
Communication Services: 7.1%
39,659	Alphabet, Inc. - Class C*	$6,038,479

Consumer Discretionary: 15.3%
11,005	Airbnb, Inc. - Class A*	1,815,385
48,378	Amazon.com, Inc.*	8,726,423
2,677	LVMH Moet Hennessy Louis Vuitton SE	2,410,360

		12,952,168

Consumer Staples: 2.9%
5,251	L’Oreal SA	2,487,619

Financials: 14.8%
10,017	Aon PLC - Class A	3,342,873
8,031	MasterCard, Inc. - Class A	3,867,489
2,919	MSCI, Inc.	1,635,954
13,089	Visa, Inc. - Class A	3,652,878

		12,499,194

Health Care: 18.8%
34,403	Abbott Laboratories	3,910,245
8,003	CSL Ltd.	1,503,275
10,009	ICON PLC*	3,362,524
18,350	Novo Nordisk AS - Class B	2,341,541
39,954	Siemens Healthineers AG(a)*	2,447,486
3,970	Thermo Fisher Scientific, Inc.	2,307,404

		15,872,475

Industrials: 5.2%
10,309	Automatic Data Processing, Inc.	2,574,570
9,120	Paycom Software, Inc.	1,814,971

		4,389,541

Information Technology: 34.3% (b)
6,646	Accenture PLC - Class A	2,303,570
7,037	Adobe, Inc.*	3,550,870
6,737	Autodesk, Inc.*	1,754,450
6,544	Globant SA*	1,321,234
15,665	Microsoft Corp.	6,590,579
109,755	Sage Group PLC	1,754,590
27,261	SAP SE	5,313,081
3,171	ServiceNow, Inc.*	2,417,570
14,478	Workday, Inc. - Class A*	3,948,875

		28,954,819

TOTAL COMMON STOCKS (Cost $80,878,308)		83,194,295

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 2.6%
REPURCHASE AGREEMENTS: 2.6%
$2,247,551	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $2,449,300, U.S. Treasury Note, 0.250%, due 09/30/2025, value $2,292,600] (proceeds $2,247,951)	$2,247,551

TOTAL SHORT-TERM INVESTMENTS (Cost $2,247,551)		2,247,551

TOTAL INVESTMENTS (Cost: $83,125,859): 101.0%		85,441,846

Liabilities in Excess of Other Assets: (1.0)%		(884,301)

NET ASSETS: 100.0%		$84,557,545

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows*:

Cost of investments	$83,125,859

Gross unrealized appreciation	3,033,385
Gross unrealized depreciation	(717,398)

Net unrealized appreciation	$2,315,987

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 96.6%
Communication Services: 19.4%
3,600	NetEase, Inc.	$74,885
3,600	Tencent Holdings Ltd.	139,741
5,918	Tencent Music Entertainment Group - ADR*	66,222

		280,848

Consumer Discretionary: 26.4%(a)
3,600	ANTA Sports Products Ltd.	38,270
3,000	BYD Co. Ltd. - Class H	77,277
27,200	Haier Smart Home Co. Ltd. - Class H	84,626
5,200	Meituan - Class B*(b)	64,315
1,800	Trip.com Group Ltd.*	79,392
4,800	Zhejiang Supor Co. Ltd. - Class A	37,989

		381,869

Consumer Staples: 8.0%
23,600	By-health Co. Ltd. - Class A	54,433
8,000	China Mengniu Dairy Co. Ltd.	17,173
11,300	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	43,480

		115,086

Financials: 15.7%
15,200	AIA Group Ltd.	102,059
3,000	Hong Kong Exchanges & Clearing Ltd.	87,319
9,000	Ping An Insurance Group Co. of China Ltd. - Class H	38,006

		227,384

Health Care: 4.6%
48,000	AK Medical Holdings Ltd.(b)	30,175
14,400	Sinopharm Group Co. Ltd. - Class H	36,890

		67,065

Industrials: 9.9%
17,300	Hefei Meiya Optoelectronic Technology, Inc. - Class A	45,719
7,700	Shenzhen Inovance Technology Co. Ltd. - Class A	64,168
18,000	SITC International Holdings Co. Ltd.	32,888

		142,775

Information Technology: 3.7%
8,300	Beijing SuperMap Software Co. Ltd. - Class A*	20,315
13,900	Sino Wealth Electronic Ltd. - Class A	33,195

		53,510

Materials: 3.9%
23,600	Shandong Sinocera Functional Material Co. Ltd. - Class A	55,641

Real Estate: 2.4%
8,100	Link REIT - REIT	34,826

Shares		Value
Utilities: 2.6%
11,700	China Resources Gas Group Ltd.	$37,299

TOTAL COMMON STOCKS (Cost $1,429,282)		1,396,303

TOTAL INVESTMENTS (Cost: $1,429,282): 96.6%		1,396,303

Other Assets in Excess of Liabilities: 3.4%		48,629

NET ASSETS: 100.0%		$1,444,932

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows:

Cost of investments	$1,429,282

Gross unrealized appreciation	15,197
Gross unrealized depreciation	(48,176)

Net unrealized depreciation	$(32,979)

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2024 (Unaudited)

Shares		Value
COMMON STOCKS: 92.4%
Argentina: 2.4%
312	MercadoLibre, Inc.*	$471,732

Canada: 3.7%
9,526	Shopify, Inc. - Class A*	735,121

Denmark: 1.7%
2,729	Novo Nordisk AS - Class B	348,232

France: 4.7%
3,665	Dassault Systemes SE	162,444
389	Kering SA	153,911
252	LVMH Moet Hennessy Louis Vuitton SE	226,900
4,047	Teleperformance SE	393,718

		936,973

Germany: 17.1%
3,077	Adidas AG	687,894
8,002	SAP SE	1,559,564
18,890	Siemens Healthineers AG(a)*	1,157,156

		3,404,614

India: 3.5%
12,539	HDFC Bank Ltd. - ADR	701,808

Ireland: 9.8%
5,850	ICON PLC*	1,965,308

Japan: 1.2%
822	Lasertec Corp.	233,166

Luxembourg: 1.7%
1,637	Globant SA*	330,510

Netherlands: 3.9%
800	ASML Holding NV	770,861

Spain: 2.4%
7,524	Amadeus IT Group SA	483,005

Sweden: 5.3%
8,504	Evolution AB(a)	1,058,248

Switzerland: 2.3%
6,402	Temenos AG	458,311

United Kingdom: 14.8%
17,456	Bunzl PLC	672,123
119,620	Sage Group PLC	1,912,297
7,424	Unilever PLC	372,837

		2,957,257

United States: 17.9%
1,169	Accenture PLC - Class A	405,187
3,791	Aon PLC - Class A	1,265,133
1,404	CSL Ltd.	263,726
14,324	Experian PLC	624,994
11,702	Medtronic PLC	1,019,829

		3,578,869

TOTAL COMMON STOCKS (Cost $18,283,139)		18,434,015

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 8.4%
REPURCHASE AGREEMENTS: 8.4%
$1,668,275	Fixed Income Clearing Corp. 1.600%, 3/28/2024, due 04/01/2024 [collateral: par value $1,818,100, U.S. Treasury Note, 0.250%, due 09/30/2025, value $1,701,782] (proceeds $1,668,572)	$1,668,275

TOTAL SHORT-TERM INVESTMENTS (Cost $1,668,275)		1,668,275

TOTAL INVESTMENTS (Cost: $19,951,414): 100.8%		20,102,290

Liabilities in Excess of Other Assets: (0.8)%		(156,485)

NET ASSETS: 100.0%		$19,945,805

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2024 was as follows:

Cost of investments	$19,951,414

Gross unrealized appreciation	305,642
Gross unrealized depreciation	(154,766)

Net unrealized appreciation	$150,876

Litman Gregory Funds Trust

NOTES TO THE SCHEDULE OF INVESTMENTS March 31, 2024 (Unaudited)

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (“SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated the Advisor as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Advisor, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 15.4% of its total net assets invested in the Subsidiary as of March 31, 2024.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternative Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternative Strategies Fund had 0.8% of its total net assets invested in the Alternative Subsidiary as of March 31, 2024.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2024, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund, the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Advisor is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Advisor are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund, the High Income Fund, and the DBi Hedge Strategy ETF invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2024, the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2024, the Alternative Strategies Fund and the High Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended March 31, 2024, the Alternative Strategies Fund and the High Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2024, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2024. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$106,907,606	$—	$—	$106,907,606
Preferred Stocks	2,890,910	—	—	2,890,910

Total Equity	109,798,516	—	—	109,798,516

Short-Term Investments
Repurchase Agreements	—	3,922,211	—	3,922,211

Total Investments in Securities	$109,798,516	$3,922,211	$—	$113,720,727

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$2,449,375	$—	$—	$2,449,375
Australia	3,419,783	—	—	3,419,783
Canada	6,377,490	—	—	6,377,490
China	4,929,988	—	—	4,929,988
Denmark	9,456,377	—	—	9,456,377
Finland	5,652,676	—	—	5,652,676
France	19,190,274	—	—	19,190,274
Germany	57,454,139	—	—	57,454,139
Ireland	24,982,857	—	—	24,982,857
Israel	4,606,891	—	—	4,606,891
Japan	9,759,695	—	—	9,759,695
Netherlands	6,072,199	—	—	6,072,199
South Korea	2,955,381	—	—	2,955,381
Spain	5,351,632	—	—	5,351,632
Sweden	6,321,115	—	—	6,321,115
Switzerland	11,925,746	—	—	11,925,746
Taiwan	5,983,127	—	—	5,983,127
United Kingdom	23,503,071	—	—	23,503,071
United States	17,983,591	—	—	17,983,591

Total Equity	228,375,407	—	—	228,375,407

Short-Term Investments
Repurchase Agreements	—	8,572,524	—	8,572,524

Total Short-Term Investments	—	8,572,524	—	8,572,524

Total Investments in Securities	$228,375,407	$8,572,524	$—	$236,947,931

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$2,370,960	$—	$—	$2,370,960
China	2,584,205	—	—	2,584,205
France	3,289,441	—	—	3,289,441
Germany	3,105,969	—	—	3,105,969
Italy	2,857,297	—	—	2,857,297
Japan	862,120	—	—	862,120
Netherlands	3,455,217	—	—	3,455,217
South Korea	3,930,498	—	—	3,930,498
Sweden	1,580,228	—	—	1,580,228
United Kingdom	6,346,586	—	—	6,346,586
Preferred Stocks
Germany	2,072,247	—	—	2,072,247

Total Equity	32,454,768	—	—	32,454,768

Total Investments in Securities	$32,454,768	$—	$—	$32,454,768

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$54,527,248	$—	$—	$54,527,248

Total Equity	54,527,248	—	—	54,527,248

Total Investments in Securities	$54,527,248	$—	$—	$54,527,248

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$120,121,840	$—	$615,924	**	$120,737,764
Preferred Stocks	124,112	—	57,138	**	181,250
Limited Partnerships	—	—	423,787	**	423,787

Total Equity	120,245,952	—	1,096,849	**	121,342,801

Rights/Warrants	32,657	12,220	—		44,877
Fixed Income
Asset-Backed Securities	—	86,932,030	—		86,932,030
Bank Loans	—	12,793,722	—		12,793,722
Convertible Bonds	—	10,125,923	—		10,125,923
Corporate Bonds	—	125,210,199	—		125,210,199
Government Securities & Agency Issue	—	14,314,157	—		14,314,157
Mortgage-Backed Securities	—	98,174,087	208,803	(1)	98,382,890

Total Fixed Income	—	347,550,118	208,803	**	347,758,921

Short-Term Investments
Repurchase Agreements	—	35,917,298	—		35,917,298
Treasury Bills	—	103,590,281	—		103,590,281

Total Short-Term Investments	—	139,507,579	—		139,507,579

Purchased Options	54,170	—	—		54,170

Total Investments in Securities in Assets	$120,332,779	$487,069,917	$1,305,652	**	$608,708,348

Unfunded Loan Commitments***	—	(220,605)	—		(220,605)

Short Sales
Common Stocks	(18,548,915)	—	—		(18,548,915)

Total Short Sales	(18,548,915)	—	—		(18,548,915)

Total Investments in Securities in Liabilities	$(18,548,915)	$—	$—		$(18,548,915)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$180,390	$—	$—		$180,390
Futures	2,544,227	—	—		2,544,227
Swaps - Credit Default	—	(876,747)	—		(876,747)
Swaps - Total Return	(32,378)	—	—		(32,378)
Written Options	(4,544)	—	—		(4,544)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$35,573	$—		$35,573
Preferred Stocks	2,180,525	—	—		2,180,525

Total Equity	2,180,525	35,573	—		2,216,098

Fixed Income
Asset-Backed Securities	—	20,857,952	—		20,857,952
Bank Loans	—	17,150,117	—		17,150,117
Convertible Bonds	—	260,690	—		260,690
Corporate Bonds	—	36,430,058	132,409	**	36,562,467
Government Securities & Agency Issue	—	6,567,063	—		6,567,063
Mortgage-Backed Securities	—	7,916,082	—		7,916,082
Municipal Bonds	—	109,666	—		109,666

Total Fixed Income	—	89,291,628	132,409	**	89,424,037

Short-Term Investments
Money Market Funds	2,425,747	—	—		2,425,747
Repurchase Agreements	—	12,509,196	—		12,509,196
Treasury Bills	—	1,307,095	—		1,307,095

Total Short-Term Investments	2,425,747	13,816,291	—		16,242,038

Purchased Options	30,057	—	—		30,057

Total Investments in Securities in Assets	$4,636,329	$103,143,492	$132,409	**	$107,912,230

Unfunded Loan Commitments***	—	(3,316)	—		(3,316)
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$11,429	$—	$—		$11,429
Futures	6,792	—	—		6,792
Swaps - Interest Rate	—	42	—		42
Swaps - Credit Default	—	(15,669)	—		(15,669)
Written Options	(37,063)	—	—		(37,063)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund.
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$220,195,614	$—	$220,195,614

Total Fixed Income	—	220,195,614	—	220,195,614

Total Investments in Securities	$—	$220,195,614	$—	$220,195,614

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$27,508,031	$—	$27,508,031
Treasury Bills	—	609,085,092	—	609,085,092

Total Short-Term Investments	—	636,593,123	—	636,593,123

Total Investments in Securities	$—	$636,593,123	$—	$636,593,123

Other Financial Instruments*
Futures	$37,765,928	$—	$—	$37,765,928

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$707,445	$—	$707,445
Treasury Bills	—	30,652,010	—	30,652,010

Total Short-Term Investments	—	31,359,455	—	31,359,455

Total Investments in Securities	$—	$31,359,455	$—	$31,359,455

Other Financial Instruments*
Futures	$155,700	$—	$—	$155,700

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

RBA Responsible Global Allocation ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Exchange-Traded Funds	$2,179,623	$—	$—	$2,179,623

Total Equity	2,179,623	—	—	2,179,623

Total Investments in Securities	$2,179,623	$—	$—	$2,179,623

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$3,795,177	$—	$—	$3,795,177

Total Equity	3,795,177	—	—	3,795,177

Short-Term Investments
Repurchase Agreements	—	113,766	—	113,766

Total Investments in Securities	$3,795,177	$113,766	$—	$3,908,943

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$83,194,295	$—	$—	$83,194,295

Total Equity	83,194,295	—	—	83,194,295

Short-Term Investments
Repurchase Agreements	—	2,247,551	—	2,247,551

Total Investments in Securities	$83,194,295	$2,247,551	$—	$85,441,846

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,396,303	$—	$—	$1,396,303

Total Equity	1,396,303	—	—	1,396,303

Total Investments in Securities	$1,396,303	$—	$—	$1,396,303

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Argentina	$471,732	$—	$—	$471,732
Canada	735,121	—	—	735,121
Denmark	348,232	—	—	348,232
France	936,973	—	—	936,973
Germany	3,404,614	—	—	3,404,614
India	701,808	—	—	701,808
Ireland	1,965,308	—	—	1,965,308
Japan	233,166	—	—	233,166
Luxembourg	330,510	—	—	330,510
Netherlands	770,861	—	—	770,861
Spain	483,005	—	—	483,005
Sweden	1,058,248	—	—	1,058,248
Switzerland	458,311	—	—	458,311
United Kingdom	2,957,257	—	—	2,957,257
United States	3,578,869	—	—	3,578,869

Total Equity	18,434,015	—	—	18,434,015

Short-Term Investments
Repurchase Agreements	—	1,668,275	—	1,668,275

Total Short-Term Investments	—	1,668,275	—	1,668,275

Total Investments in Securities	$18,434,015	$1,668,275	$—	$20,102,290

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Alternative Strategies Fund and the High Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund, High Income Fund, DBi Managed Futures Strategy ETF, and DBi Hedge Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative subsidiary”), which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund, International Fund, Oldfield International Value Fund, Polen Capital Global Growth ETF, Polen Capital China Growth ETF, and Polen Capital International Growth ETF may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Hedge Strategy Risk. The DBi Hedge Strategy ETF uses various investment strategies that seek to identify the main drivers of performance of a diversified portfolio of the largest long/short equity hedge funds. These investment strategies involve the use of complex derivatives techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss than investing in individual equity securities. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ETF Risk. The DBi Managed Futures Strategy ETF, DBi Hedge Strategy ETF, RBA Responsible Global Allocation ETF, Berkshire Dividend Growth ETF, Polen Capital Global Growth ETF, Polen Capital China Growth ETF, and Polen Capital International Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the Global Select Fund, International Fund, Oldfield International Value Fund, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment over 25% of Net assets. The RBA Responsible Global Allocation ETF invests greater than 25% of its assets in the iShares ESG Aware US Aggregate Bond ETF and Nuveen ESG Large Cap Value ETF. The RBA Responsible Global Allocation ETF may redeem its investment at any time if the Advisor determines if it is in the best interest of the ETF and its shareholders to do so. The performance of the ETF will be directly affected by the performance of this investment. The financial statements of the investment, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the ETF’s financial statements. At March 31, 2024, the RBA Responsible Global Allocation ETF invested 27.1% and 28.1% of its net assets in the iShares ESG Aware US Aggregate Bond ETF and Nuveen ESG Large Cap Value ETF, respectively.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Long Short Risk. The DBi Hedge Strategy ETF seeks long exposure to certain factors and short exposure to certain other factors. The Fund may or may not take long or short positions in correlated asset classes. The Fund could lose money if either or both of the Fund’s long and short positions produce negative returns. The sub-advisor’s proprietary, quantitative model, the Dynamic Beta Engine, may or may not identify long and short positions in correlated asset classes. There is no guarantee that the returns of the Fund’s long and short positions will produce positive returns.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Non-Diversified Fund Risk. Because each of the DBi Managed Futures Strategy ETF and the DBi Hedge Strategy ETF is “non-diversified,” each may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Sector Concentration Risk. The Small Company Fund, Polen Capital Global Growth ETF, Polen Capital China Growth ETF, Dolan McEniry Corporate Bond concentrate their investments in a narrow segment of the total market. At March 31, 2024, the Small Company Fund has 28.5% of net assets invested in the Industrials sector of the stock market. The Polen Capital Global Growth ETF has 34.3% of its net assets invested in the Information Technology sector of the stock market. The Polen Capital China Growth ETF has 26.4% of its net assets invested in the Consumer Discretionary sector of the stock market. The Dolan McEniry Corporate Bond Fund has 26.6% of its net assets invested in the Consumer, Non-Cyclical industry sector of the bond market. Because of this, these Funds are subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.